RYDEX CAPITAL PARTNERS SPHINX FUND

                         9601 BLACKWELL ROAD, SUITE 500,
                            ROCKVILLE, MARYLAND 20850

Dear Shareholder:

I am writing to all shareholders of the Rydex Capital Partners SPhinX Fund (the "Fund" or "SPhinX"), a closed-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), to inform you of an upcoming special meeting of shareholders to be held on May 23, 2006 (the "Special Meeting"). If you are a shareholder of record of the Fund as of the close of business on March 1, 2006, you are entitled to vote at the Special Meeting, and any adjournment of the Special Meeting. The accompanying Combined Proxy Statement/Prospectus describes a proposal to reorganize the Fund. To avoid having the Fund incur the expense and delay of further solicitations, we ask you to give your prompt attention to this proposal and vote by sending in the enclosed proxy card.

This material addresses a matter of great importance to all of the shareholders of the Fund. The Fund appreciates the confidence that you have placed in it and in the investment adviser and has sought to earn your support. However, the Board of Trustees of the Fund (the "SPhinX Board") has come to believe that the shareholders' best interests would be better served if the Fund combined with and became a part of the Absolute Return Strategies Fund (the "ARS Fund"), a series of Rydex Series Funds (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The SPhinX Board is recommending that the shareholders of the Fund consider and approve an Agreement and Plan of Reorganization (the "Reorganization Agreement"). A copy of the Reorganization Agreement is attached to the Combined Proxy Statement/Prospectus as Exhibit A.

The attached Combined Proxy Statement/Prospectus describes the Reorganization Agreement involving SPhinX and the ARS Fund, and explains the similarities and differences between the two Funds. If the reorganization is approved and completed as proposed in the Reorganization Agreement, substantially all of the assets and certain stated liabilities of SPhinX will be transferred to the ARS Fund, and you will receive H-Class Shares of the ARS Fund in exchange for your SPhinX shares. Immediately following the reorganization, the dollar value of your ARS Fund account will be the same as the dollar value of your SPhinX account immediately before the reorganization, less 11% of the exchange proceeds, which are being withheld pending resolution of the Refco, Inc. bankruptcy proceedings. As soon as practicable after the reorganization occurs, SPhinX will be de-registered under the 1940 Act and will be dissolved under state law.

If you would prefer to redeem your remaining interest in the Fund instead of participating in the proposed reorganization, you may tender your Fund shares in the "Special Repurchase Offer" by completing the repurchase offer materials that will be sent to you under separate cover on or about April 25, 2006 and returning them to Citigroup Fund Services, LLC, P.O. Box 446, Portland, ME 04112. Whether or not you tender your remaining interest in the Fund, your vote is important to us. For additional information about the repurchase offer please see the accompanying Special Repurchase Offer.

I am sure that, like most people, you lead a busy life and are tempted to put this proxy aside for another day. Please don't. When shareholders do not return their proxies, additional expenses are incurred to pay for follow-up mailings and telephone calls. YOUR VOTE IS IMPORTANT TO US. PLEASE READ THE ENCLOSED COMBINED PROXY STATEMENT/PROSPECTUS CAREFULLY AND CAST YOUR VOTE TODAY. EVEN IF YOU PLAN TO PARTICIPATE IN THE SPECIAL REPURCHASE OFFER, IT IS IMPORTANT THAT YOU VOTE. THE SPHINX BOARD HAS UNANIMOUSLY APPROVED THE REORGANIZATION OF SPhinX INTO THE ARS FUND AND RECOMMENDS A VOTE "FOR" THE PROPOSAL.

While you are, of course, welcome to join us at the Special Meeting, it is not necessary to do so. As a convenience we have created several options by which to vote your shares:

      >> THE INTERNET: Follow the instructions located on your proxy card and make sure it is available at the time you plan to vote.

      >> TOUCH-TONE PHONE: The phone number is located on your proxy card and be sure you have your control number on the card at the time of the call.

      >> BY MAIL: Simply execute your card and enclose it in the postage paid envelope found in this proxy package.

Whether or not you plan to attend the Special Meeting, we need your vote. Please mark, sign, and date the enclosed proxy card and return it promptly in the enclosed postage-paid envelope so that the maximum number of shares may be voted. Please do not hesitate to call 1-888-59-RYDEX (1-888-597-9339) if you have any questions about the Proposal under consideration. Thank you for taking the time to consider this important Proposal and for your investment in the Fund.

            EVERY VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN

The Fund has engaged the services of D.F. King & Co., Inc. ("D.F. King"), as the professional proxy solicitation agent, to assist shareholders through the voting process. As the Special Meeting approaches and you have not yet voted, D.F. King may contact you to remind you to vote your shares in order to be represented at the Special Meeting. If you should have any questions about the Combined Proxy Statement/Prospectus or the execution of your vote, please contact D.F. King at 1-800-628-8528. They will be happy to assist you.

We appreciate your time and consideration.

Sincerely,

/s/ Michael P. Byrum
--------------------
Michael P. Byrum
President and Trustee,
Rydex Capital Partners SPhinX Fund

PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE, ALONG WITH INSTRUCTIONS ON HOW TO VOTE OVER THE INTERNET OR BY TELEPHONE SHOULD YOU PREFER TO VOTE BY ONE OF THOSE METHODS.

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850

                           ----------------------------

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON MAY 23, 2006

Notice is hereby given that a Special Meeting of Shareholders of Rydex Capital Partners SPhinX Fund (the "Fund" or "SPhinX") will be held at the offices of Rydex Capital Partners I, LLC, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, on May 23, 2006 at 4:00 P.M. Eastern Time (the "Special Meeting"). The Special Meeting is being called for the following reasons:

1. To consider and vote on a proposal to approve an Agreement and Plan of Reorganization providing for: (a) the transfer of substantially all of the assets and certain stated liabilities of SPhinX to the Absolute Return Strategies Fund (the "ARS Fund), a series of Rydex Series Funds (the "Trust"), an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), in exchange for H-Class Shares of the ARS Fund; (b) the distribution of such H-Class Shares of the ARS Fund to the shareholders of SPhinX; and (c) the dissolution under state law and the de-registration under the 1940 Act of SPhinX (the "Proposal").

2. To transact any other business as may properly come before the Special Meeting or any adjournment thereof.

The reorganization contemplated by the Agreement and Plan of Reorganization is described in the attached Combined Proxy Statement/Prospectus. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A. A prospectus for the ARS Fund H-Class Shares accompanies this Combined Proxy Statement/Prospectus.

Only shareholders of the Fund at the close of business on March 1, 2006 ("Shareholders") are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

All Shareholders are cordially invited to attend the Special Meeting. However, if you are unable to attend the Special Meeting, you are requested to mark, sign and date the enclosed proxy card and return it promptly in the enclosed, postage-paid envelope so that the Special Meeting may be held and a maximum number of shares may be voted. You may also vote easily and quickly by telephone or through the Internet as described in the enclosed proxy card. To do so, please follow the instructions included on your enclosed proxy card. Your vote is important no matter how many shares you own. Shareholders may revoke their proxies at any time prior to the time they are voted by giving written notice to the Fund, submitting a subsequently dated proxy, or attending and voting at the Special Meeting.

For a free copy of the Fund's most recent Annual and Semi-Annual Reports, Shareholders may call 1-888-59-RYDEX (1-888-597-9339) or write to the Fund at 9601 Blackwell Road, Suite 500, Rockville, MD 20850. In addition, the Fund is required by federal law to file reports, proxy statements and other information with the Securities and Exchange Commission (the "SEC"). The SEC maintains a website that contains information about the Fund (www.sec.gov). You can inspect and copy the proxy material, reports and other information at the public reference facilities of the SEC located at 100 F Street, N.E., Room 1580, Washington, D.C. 20549. You can also obtain copies of these materials from the SEC Office of Freedom of Information and Privacy Act Operations, Operations Center, 6432 General Green Way, Alexandria, VA 22313-2413, at prescribed rates.

                        By Order of the Rydex Capital Partners SPhinX Fund Board of Trustees

                                                /s/ Michael P. Byrum
                                                --------------------
                                                Michael P. Byrum
                                                President and Trustee

Dated: April 11, 2006

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850

                           --------------------------

                       COMBINED PROXY STATEMENT/PROSPECTUS

This Combined Proxy Statement/Prospectus is furnished by the Board of Trustees of Rydex Capital Partners SPhinX Fund (the "Fund" or "SPhinX"), a closed-end management investment company registered under the Investment Company Act of 1940, in connection with the solicitation of proxies for use at the Special Meeting of Shareholders of the Fund to be held on Monday, May 23, 2006, at 4:00 P.M., or at any adjournment thereof, at the offices of Rydex Capital Partners I, LLC, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 (the "Special Meeting"). It is expected that the Notice of Special Meeting, this Combined Proxy Statement/Prospectus, and a proxy card will be mailed to Shareholders on or about April 19, 2006.

The purpose of the Special Meeting is to consider and vote on a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") involving the Fund and the Absolute Return Strategies Fund (the "ARS Fund"), a series of Rydex Series Funds (the "Trust"), an open-end investment management company. A copy of the Reorganization Agreement is attached hereto as Exhibit A.

Pursuant to the Reorganization Agreement, the ARS Fund will acquire all of the assets and certain stated liabilities of the Fund. In exchange, the ARS Fund will issue to the Fund, H-Class Shares of the ARS Fund having an aggregate net asset value equal to the aggregate value of the Fund assets so transferred, less the Fund liabilities so assumed. The H-Class Shares of the ARS Fund received by the Fund in the reorganization will then be distributed pro rata to the Shareholders of the Fund, and the Fund's operations will be discontinued. Following the distribution of assets, the Fund then will be permanently dissolved. It is expected that the dollar value of each SPhinX Shareholder's account in the ARS Fund immediately after this proposed reorganization (the "Reorganization") will be the same as the dollar value of such Shareholder's account in the Fund immediately prior to the Reorganization. However, because certain assets of the Fund may be restricted (as discussed below) those restricted assets would not transfer to the ARS Fund. In that event, the dollar value of each SPhinX Shareholder's account in the ARS Fund immediately after the Reorganization will be the value of such shareholder's account in the Fund immediately prior to the Reorganization, less the value of the restricted assets. Any assets that are restricted on the date of the reorganization will be retained by the Fund and held in trust pending the removal of any restrictions placed on the assets. Once any restrictions are removed, the retained assets will be liquidated and distributed to the Fund's Shareholders.

No sales charge, commission, or redemption fee will be imposed upon the ARS Fund shares issued, or on the Fund shares surrendered, in the Reorganization. In addition, the H-Class Shares of the ARS Fund that shareholders of the Fund receive in exchange for their shares of the Fund will not be subject to any deferred sales charge upon their redemption.

The principal executive office of both the Fund and the ARS Fund is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850; telephone number:
1-888-59-RYDEX (1-888-597-9339).

The ARS Fund currently offers three classes of shares: A-Class Shares, C-Class Shares, and H-Class Shares; however, only the ARS Fund H-Class Shares are participating in the Reorganization. Upon Shareholder approval of the Reorganization, Shareholders of the Fund will receive H-Class Shares of the ARS Fund. The ARS Fund is currently conducting investment operations as described in this Combined Proxy Statement/Prospectus.

This Combined Proxy Statement/Prospectus sets forth concisely information that the Fund's Shareholders should know before voting on the Reorganization Agreement and the Reorganization. It also constitutes an offering of the H-Class Shares of the ARS Fund. Please read this Combined Proxy Statement/Prospectus carefully and retain it for future reference.

A Statement of Additional Information dated April 11, 2006 relating to this Combined Proxy Statement/Prospectus (the "Reorganization SAI") has been filed with the U.S. Securities and Exchange Commission (the "SEC" or the "Commission") and is incorporated herein by reference. Copies of the Reorganization SAI may be obtained without charge by writing to or calling the Fund at the address or phone number shown above.

The Rydex Series Funds H-Class Shares Prospectus and Statement of Additional Information for the ARS Fund and Hedged Equity Fund, dated September 1, 2005 (the "ARS Prospectus" and the "ARS SAI," respectively) and the Trust's Annual Report to Shareholders for the fiscal year ended March 31, 2005 and Semi-Annual Report for the period ended September 30, 2005, have been filed with the SEC and are incorporated by reference herein. The ARS Prospectus accompanies this Combined Proxy Statement/Prospectus. The ARS SAI may be obtained without charge by writing to or calling the Trust at the above address or telephone number.

The Fund's Prospectus and Statement of Additional Information, each dated August 1, 2005 (the "SPhinX Prospectus" and the "SPhinX SAI," respectively), and the Fund's Annual Report to Shareholders for the fiscal year ended March 31, 2005 and Semi-Annual Report for the period ended September 30, 2005 have been filed with the SEC and are incorporated by reference herein. The SPhinX Prospectus accompanies this Combined Proxy Statement/Prospectus. Each of these documents may be obtained without charge by writing or calling the Fund at the address and phone number shown above.

YOUR VOTE IS IMPORTANT. PLEASE CALL 1-888-59-RYDEX (1-888-597-9339) IF YOU HAVE ANY QUESTIONS ABOUT THIS COMBINED PROXY STATEMENT/PROSPECTUS OR THE ENCLOSED PROXY. YOU MAY VOTE BY MAIL, IN PERSON, OR BY PHONE BY CALLING D.F. KING AT 1-800-628-8528.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE ARS FUND H-CLASS SHARES TO BE ISSUED IN THE REORGANIZATION OR DETERMINED IF THIS COMBINED PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. TO STATE OTHERWISE IS A CRIME.

                             VERY IMPORTANT NEWS FOR
           RYDEX CAPITAL PARTNERS SPHINX FUND ("SPHINX") SHAREHOLDERS

We recommend that you read the complete Combined Proxy Statement/Prospectus. For your convenience, we have provided a brief overview of the Proposal to be voted on at the Special Meeting.

                              QUESTIONS AND ANSWERS

Q. WHY AM I RECEIVING THIS COMBINED PROXY STATEMENT/PROSPECTUS?

A. You are receiving these proxy materials - a booklet that includes the Combined Proxy Statement/Prospectus and a proxy card - because shareholders of SPhinX are being asked to approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") for the transfer of substantially all of the assets and certain stated liabilities of SPhinX to the Rydex Absolute Return Strategies Fund (the "ARS Fund"), a series of Rydex Series Funds, an open-end investment company registered under the Investment Company Act of 1940 in exchange for H-Class Shares of the ARS Fund.

After carefully reviewing the proposal, SPhinX's Board of Trustees (the "Board") has determined that the reorganization and the Reorganization Agreement are in the best interests of SPhinX and its shareholders. Therefore, the Board recommends that you vote "FOR" the approval of the Reorganization Agreement.

Q. ARE THE INVESTMENT OBJECTIVES AND STRATEGIES OF THE SPHINX FUND AND THE RYDEX SERIES FUNDS ABSOLUTE RETURN STRATEGIES FUND (THE "ARS FUND") THE SAME?

A. No. The investment objectives and strategies of the SPhinX Fund and the ARS Fund are similar, but have some important differences. Both Funds seek absolute returns produced by well-established investment strategies used by hedge funds. However, the investment programs employed by the Funds are different. SPhinX pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("portfolio funds") that are managed by the managers selected by Standard & Poor's for inclusion in the S&P Hedge Fund Index (the "Index"). SPhinX may also invest in financial instruments that provide investment returns that are linked to the performance of the Index. The portfolio managers of the portfolio funds typically use a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage and transactions in derivative securities.

In contrast, the ARS Fund pursues its investment objective by allocating capital to gain exposure to a combination of directional and non-directional positions including, but not limited to, portfolios of equities, commodities, and market neutral value securities. The ARS Fund's use of internal investment controls and directional and non-directional positions result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as risk diversification.

Q.  WHAT IS THE  DIFFERENCE  BETWEEN A  CLOSED-END  AND AN  OPEN-END  INVESTMENT
COMPANY?

A. Closed-end investment companies, like SPhinX, generally do not redeem their outstanding shares or engage in the continuous sale of new shares. In order to provide its shareholders with a limited degree of liquidity, SPhinX offers to repurchase its shares from time to time pursuant to written tender offers and offers its shares for purchase on a monthly basis.

Open-end investment companies, like the ARS Fund, issue shares that generally can be redeemed or sold back to the fund, on a daily basis, at the fund's current net asset value per share (less any applicable redemption fee). In addition, whereas closed-end funds may invest without limitation in illiquid securities, open-end funds may not invest more than 15% of their net assets in illiquid securities. Moreover, open-end investment companies issue new shares at the fund's offering price, which is net asset value per share plus any applicable sales charge, on a daily basis.

Q. WHY HAS THIS PROPOSAL BEEN MADE FOR SPHINX?

A. Consideration of the proposed reorganization was prompted by three reasons in particular. First, the expense ratio of the ARS Fund is lower than that of SPhinX. Second, the ARS Fund offers increased liquidity. Third, the operations of the ARS Fund are not dependent on services provided by an unaffiliated third party. In addition, the advent of the Refco, Inc. bankruptcy, as described in more detail in the supplement dated December 30, 2005, to the Fund's Prospectus dated August 1, 2005, and the potential harm it posed to the Fund and its shareholders, made consideration of the reorganization a priority for the Board. The Board believes that the reorganization and the Reorganization Agreement are in the best interest of SPhinX and that the interests of the existing shareholders of SPhinX will not be diluted as a result of the reorganization.

Q. WILL I HAVE TO PAY TAXES AS A RESULT OF THE REORGANIZATION?

A. Maybe. The reorganization is not designed to be tax-free. Thus, SPhinX shareholders who become shareholders of the ARS Fund may realize a gain or loss for federal income tax purposes. However, any such tax liability should be mitigated by SPhinX's recent dividend distribution to shareholders and the expectation that any capital gains incurred as a result of the reorganization will be minimal. Further, in the event that the reorganization is not approved, the potential liquidation and subsequent termination of SPhinX could also result in a gain or loss for federal income tax purposes. For more information about the tax consequences of owning shares of the ARS Fund, please see the accompanying ARS Prospectus.

Q. AFTER THE REORGANIZATION, WILL I OWN THE SAME NUMBER OF SHARES?

A. No. As a result of the reorganization, each SPhinX shareholder will receive a number of full and fractional H-Class Shares of the ARS Fund equal in value to each shareholder's pro rata interest in the net assets transferred to the ARS Fund in the reorganization. It is expected that the value of each SPhinX shareholder's account in the ARS Fund immediately after the reorganization will be the same as the value of that shareholder's SPhinX account immediately prior to the reorganization, less the value of any assets or liabilities of SPhinX that are not transferred to the ARS Fund.

Q. WHY WOULD ASSETS NOT BE TRANSFERRED TO THE ARS FUND?

A. Currently, approximately 11% of the assets of SPhinX remain frozen (non-transferable) as a result of a court ruling related to the bankruptcy of Refco, Inc., a large commodities futures merchant. Pending a final ruling from the bankruptcy court, these assets will remain frozen, and will not be transferred as part of the reorganization ("Retained Assets"). If, in a final ruling prior to the reorganization, the court removes the restriction on these assets, all of the assets of SPhinX will be transferred to the ARS Fund. For further information regarding the Refco bankruptcy, please see the Supplement, dated December 30, 2005, to the Rydex Capital Partners SPhinX Fund Prospectus, dated August 1, 2005.

Q. WHAT WILL HAPPEN TO ANY RETAINED ASSETS?

A. Retained Assets will be held in trust by the SPhinX Fund, pending a final ruling from the bankruptcy court. Once the court has made a final ruling, the Retained Assets will be liquidated and distributed to SPhinX shareholders.

Q. DOES THE REORGANIZATION POSE ANY RISKS TO THE COMBINED FUND?

A. If a significant number of former SPhinX shareholders redeem their shares in the ARS Fund immediately or soon after the reorganization, the ARS Fund could be adversely affected because of lost economies of scale and portfolio management disruption. A significant decrease in net assets could result in less diversification or in smaller portfolio positions in investments, which could adversely affect the ARS Fund's total return performance. The sale of securities to fund these redemptions would result in increased brokerage expenses and could also have adverse tax consequences. Nonetheless, as discussed below, a redemption fee will be charged on any redemption of H-Class Shares of the ARS Fund held for less than 30 days, which should mitigate any increased expenses or adverse tax consequences.

Q. WILL I HAVE ANOTHER OPPORTUNITY TO TENDER MY SPHINX SHARES IN A REPURCHASE OFFER BEFORE THE REORGANIZATION?

A. Yes. SPhinX is offering to repurchase up to 100 percent (100%) of its outstanding shares in a Special Repurchase Offer that will be issued on April 25, 2006 and will expire at 12:00 midnight Eastern time on May 22, 2006, unless extended (the "Expiration Date"). The repurchase price for any shares tendered and accepted will be an amount equal to the net asset value of SPhinX shares as of the close of the regular trading session of the New York Stock Exchange on May 25, 2006 (the "Net Asset Value Determination Date"). However, there is a likelihood that any tender of Fund shares in connection with the Special
Repurchase Offer will result in the payment of approximately 89% of the repurchase cash proceeds within the timeframes set forth in the Special
Repurchase Offer materials. The remaining 11% of proceeds will be withheld pending resolution of the Refco, Inc. bankruptcy proceedings.

The Special Repurchase Offer provides you with the option of redeeming your remaining interest in SPhinX instead of participating in the proposed reorganization. You may tender your SPhinX shares in the Special Repurchase Offer by completing the repurchase offer materials that will be sent to you under separate cover on or about April 25, 2006 and returning them to Citigroup Fund Services, LLC, P.O. Box 446, Portland, ME 04112. For additional information about the repurchase offer please see the accompanying Special Repurchase Offer.

Q. WILL MY SPHINX SHARES BE SUBJECT TO A REDEMPTION FEE IN CONNECTION WITH THE REORGANIZATION OR THE SPECIAL REPURCHASE OFFER?

A. No, SPhinX has decided to waive the redemption fee that normally applies to a repurchase of shares if the valuation date for the repurchase is less than one-year after the date the shares were purchased.

Q. WILL THE H-CLASS SHARES OF THE ARS FUND THAT I RECEIVE IN THE REORGANIZATION BE SUBJECT TO A REDEMPTION FEE?

A. Yes, subject to limited exceptions, the H-Class Shares of the ARS Fund are subject to a redemption fee that applies to redemptions of shares held for less than 30 days. For more information about the redemption fee, please see the ARS Prospectus that accompanies this Combined Proxy Statement/Prospectus.

Q. WHEN WOULD THE REORGANIZATION TAKE PLACE?

A. If approved, the reorganization would occur on or about June 2, 2006 or as soon as reasonably practicable after shareholder approval is obtained. Shortly after the distribution of H-Class Shares of the ARS Fund to SPhinX shareholders, SPhinX will liquidate and distribute any of its remaining assets and satisfy any of its liabilities that are not assumed by the ARS Fund, and its operations will be discontinued. SPhinX will be de-registered under the Investment Company Act of 1940 as soon thereafter as practicable and will be dissolved under Delaware State law.

Q. WHAT VOTE IS REQUIRED TO APPROVE THE REORGANIZATION AGREEMENT?

A. The approval of the Reorganization Agreement requries the affirmative vote of a majority of the shares present and entitled to vote at the Special Meeting or represented by proxy. The Reorganization Agreement is not subject to approval by the ARS Fund's Shareholders.

Q.WHAT VOTE IS REQUIRED TO APROVE THE REORGANIZATION AGREEMENT?

A. The approval of the Reorganization Agreement requires the affirmative vote of a majority of the shares present and entitled to vote at the Special Meeting or represented by proxy. The Reorganization Agreement is not subject to approval by the ARB Fund's Shareholders.

Q. WHAT WILL HAPPEN IF THE REORGANIZATION AGREEMENT IS NOT APPROVED?

A. If the Reorganization Agreement is not approved by SPhinX shareholders, the Board will likely consider several alternatives including a second proxy solicitation or the liquidation of SPhinX.

Q. HOW DO THE TRUSTEES SUGGEST THAT I VOTE?

A. After careful consideration, the Board unanimously recommends that you vote "FOR" the approval of the Reorganization Agreement.

Q. WILL MY VOTE MAKE A DIFFERENCE?

A. Yes. Your vote is needed to ensure that the proposal can be acted upon. Additionally, your immediate response on the enclosed proxy card will help save the costs of any further solicitations.

Q. I'M A SMALL INVESTOR. WHY SHOULD I BOTHER TO VOTE?

A. Every vote is important. If numerous shareholders just like you fail to vote, SPhinX may not receive enough votes to go forward with the Special Meeting. If this happens, SPhinX will need to solicit votes again.

Q. IF I PARTICIPATE IN THE SPECIAL REPURCHASE OFFER, DO I STILL NEED TO VOTE?

A. Yes, even if you tender all of your shares in the Special Repurchase Offer, you remain a shareholder of SPhinX as of the record date.

Q. HOW DO I PLACE MY VOTE?

A. You may provide SPhinX with your vote via mail, by Internet, by telephone, or in person. You may use the enclosed postage-paid envelope to mail your proxy card. Please follow the enclosed instructions to utilize any of these voting methods.

Q. WHOM DO I CALL IF I HAVE QUESTIONS?

A. We will be happy to answer your questions about this proxy solicitation. Please call D.F. King at 1-800-628-8528 between 8:00 a.m. and 10:00 p.m., Eastern Time, Monday through Friday and between 11:00 a.m. and 6:00 p.m., Eastern Time on Saturday.

PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE, ALONG WITH INSTRUCTIONS ON HOW TO VOTE OVER THE INTERNET OR BY TELEPHONE SHOULD YOU PREFER TO VOTE BY ONE OF THOSE METHODS.

                                TABLE OF CONTENTS

                                                                            Page

SUMMARY...................................................................... 2

INTRODUCTION................................................................. 2

THE REORGANIZATION AND THE REORGANIZATION AGREEMENT.......................... 2

REASONS FOR THE PROPOSED REORGANIZATION...................................... 3

APPROVAL OF THE REORGANIZATION AGREEMENT..................................... 4

FEDERAL TAX CONSEQUENCES..................................................... 4

CAPITALIZATION............................................................... 5

COMPARISON OF THE FUNDS...................................................... 6

COMPARISON OF FUND PERFORMANCE.............................................. 10

COMPARATIVE FEE AND EXPENSE TABLES.......................................... 10

COMPARISON OF FUND DISTRIBUTIONS, PURCHASE AND REDEMPTION PROCEDURES AND
         EXCHANGE RIGHTS.................................................... 12

FUND ORGANIZATION AND MANAGEMENT............................................ 13

         SPHINX AND RCP..................................................... 13

         THE ARS FUND AND RYDEX INVESTMENTS................................. 14

ADDITIONAL INFORMATION...................................................... 15

         OTHER SERVICE PROVIDERS............................................ 15

VOTING INFORMATION.......................................................... 15

         VOTE REQUIRED TO APPROVE PROPOSAL.................................. 16

         QUORUM AND MEETING ADJOURNMENTS.................................... 16

         METHOD OF SOLICITATION AND EXPENSE OF PROXIES...................... 16

OWNERSHIP OF FUND SHARES.................................................... 17

MISCELLANEOUS............................................................... 17

         SECTION 16(A) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE............ 17

         SHAREHOLDERS SHARING THE SAME ADDRESS.............................. 17

         FINANCIAL STATEMENTS AND EXPERTS................................... 17

         EXPENSES OF THE TRANSACTION........................................ 18

         LITIGATION......................................................... 18

         SHAREHOLDER INQUIRIES.............................................. 18

         SHAREHOLDER PROPOSALS.............................................. 18

         AVAILABLE INFORMATION.............................................. 19

                                     SUMMARY

This Combined Proxy Statement/Prospectus is being furnished to the Shareholders of the Fund in connection with the solicitation of proxies by the Board of Trustees of the Fund to be used at the Fund's Special Meeting. The Special Meeting will be held on May 23, 2006 at 4:00 P.M. Eastern Time at the offices of Rydex Capital Partners I, LLC, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850. The purpose of the Special Meeting is to consider and vote on the proposed Reorganization Agreement and the Reorganization it describes.

The following is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus (including the Reorganization Agreement attached hereto as Exhibit A), as well as in the ARS Prospectus and SPhinX Prospectus, which accompany this Combined Proxy Statement/Prospectus and which are incorporated by reference herein. The ARS Prospectus describes the investment objective, principal strategies and risks of the ARS Fund and provides information about the shareholder fees and operating expenses of, management and other services provided to, and the procedures for the purchase and redemption of H-Class Shares of the ARS Fund. The SPhinX Prospectus describes the investment objective, principal strategies and risks of the Fund and provides information about the shareholder fees and operating expenses of, management and other services provided to, and the procedures for the purchase and tender of shares of the Fund. This summary is not intended to be complete and is qualified in all respects by reference to the more detailed information appearing elsewhere in this Combined Proxy Statement/Prospectus, the Reorganization Agreement and the ARS and SPhinX Prospectuses.

                                  INTRODUCTION

Shareholders of the Fund will be asked at the Special Meeting to approve the Reorganization Agreement and the Reorganization it describes, as discussed in more detail in this Combined Proxy Statement/Prospectus. If approved, the Reorganization is expected to be completed as of the close of business on or about June 2, 2006, or such other date as the parties may determine (the "Closing Date"), assuming that all conditions to closing have been satisfied. The ARS Fund, which commenced operations on September 19, 2005, is a series of the Trust, a Delaware statutory trust organized on February 11, 1993. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment adviser for the ARS Fund is PADCO Advisors, Inc. ("Rydex Investments") and its distributor is Rydex Distributors, Inc. (the "Distributor").

The Fund is a closed-end management investment company registered under the 1940 Act and organized as a Delaware statutory trust on December 4, 2002. The investment adviser for the Fund is Rydex Capital Partners I, LLC ("RCP"), an affiliate of Rydex Investments. RCP is responsible for developing and implementing an investment strategy and program designed to achieve the Fund's investment objective. Shares of the Fund are distributed by the Distributor.

               THE REORGANIZATION AND THE REORGANIZATION AGREEMENT

The Reorganization Agreement describes the essential terms of the proposed Reorganization. A complete copy of the Form of Reorganization Agreement is attached as Exhibit A. Pursuant to the Reorganization Agreement, the ARS Fund will acquire substantially all of SPhinX's assets and certain stated liabilities that are referenced in SPhinX's statement of assets and liabilities ("Statement of Assets and Liabilities"). In exchange, the ARS Fund will issue to SPhinX H-Class Shares of the ARS Fund having an aggregate net asset value equal to the aggregate value of SPhinX's assets so acquired. SPhinX will then immediately make a pro rata distribution of such ARS Fund H-Class Shares to SPhinX's Shareholders. Any assets of SPhinX that are not transferred to the ARS Fund pursuant to the Reorganization Agreement will be held in trust by SPhinX for the sole benefit of SPhinX's Shareholders. Any of SPhinX's assets that are subject to legal restrictions will not be included in the Statement of Assets and Liabilities and shall not be transferred to the ARS Fund. In addition, any obligations of SPhinX to pay current or former shareholders any tender proceeds from assets that are subject to legal restrictions will not be included in the Statement of Assets and Liabilities and, thus, will not be transferred to the ARS Fund. Finally, any and all obligations that arise out of any action, proceeding, arbitration, or regulatory examination or investigation, whenever commenced, to the extent such obligations arise in connection with assets of SPhinX that are subject to pre-existing legal restrictions will not be included in the Statement of Assets and Liabilities or transferred to the ARS Fund.

As a result of the Reorganization, each of SPhinX's Shareholders will receive the number of full and fractional H-Class Shares of the ARS Fund that are equal in value to that Shareholder's pro rata interest in the net assets transferred to the ARS Fund as of the close of business on the Closing Date. As a result, SPhinX's Shareholders will become shareholders of the ARS Fund. It is expected that the value of each SPhinX Shareholder's account in the ARS Fund immediately after the Reorganization will be the same as the value of that Shareholder's SPhinX account immediately prior to the Reorganization, less the value of any assets or liabilities of SPhinX that are not included in the Statement of Assets and Liabilities. SPhinX's Shareholders will not pay any sales load or sales commissions on the ARS Fund H-Class Shares they receive in the Reorganization or on the SPhinX shares they surrender in the Reorganization.

At or following the distribution of the ARS Fund H-Class Shares to SPhinX's Shareholders, SPhinX will liquidate and distribute any of its assets and satisfy any of its liabilities that are not assumed by the ARS Fund, and its operations will be discontinued. SPhinX will be de-registered under the 1940 Act as soon as practicable following the Reorganization and will be dissolved under Delaware State law.

The completion of the Reorganization is subject to certain conditions set forth in the Reorganization Agreement, including the following:

o     The  Reorganization  Agreement  must  have  been  approved  by the  Fund's
      Shareholders;

o Notwithstanding approval by the Fund's Shareholders, the Reorganization may be terminated at any time prior to the Closing Date;

            o By either party upon a misrepresentation, breach of warranty or failure to perform any agreement or covenant by the other party in any of its representations, warranties, agreements or covenants set forth in the Reorganization Agreement; or

            o By the Board of Trustees of the Trust or the SPhinX Board if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Reorganization not in the best interests of the shareholders of the ARS Fund or the Fund, respectively.

o Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by the Reorganization Agreement shall have been received.

                     REASONS FOR THE PROPOSED REORGANIZATION

The Boards of the Trustees of the Fund and the Trust, including all of the Trustees who are not "interested persons" of the Fund or the Trust (as that term is defined in the 1940 Act), unanimously approved the Reorganization and the Reorganization Agreement after concluding that the Reorganization is in the best interest of each Fund and that the interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. Consideration of the proposed Reorganization was prompted by three reasons in particular. First, the expense ratio of the ARS Fund is lower than that of the Fund. The Fund's annual total operating expenses (expressed as a percentage of average net assets) before any waivers, reimbursements or expense offsets ("Gross Expense Ratio") is 2.23%. The ARS Fund's Gross Expense Ratio is 1.70%. After fee waivers, reimbursements and expense offsets, the Actual Expense Ratio (net of waivers and reimbursements) was 1.70% for the ARS Fund and 1.95% for the Fund.

Second, the ARS Fund offers increased liquidity. Because the Fund is structured as a closed-end fund, the Fund's Shareholders do not have the right to redeem their shares on a daily basis. Instead, in order to provide for a limited degree of liquidity, the Fund offers to repurchase its shares from time to time pursuant to written tenders by the Fund's Shareholders. In addition, the Fund's shares are offered and may be purchased on a monthly basis only. In contrast, the ARS Fund is structured as an open-end fund, which permits shareholders of the ARS Fund to purchase or redeem shares on a daily basis.

Third, the operations of the ARS Fund are not dependent on services provided by an unaffiliated third party. The Fund and RCP depend upon information and other services provided by PlusFunds Group Inc. ("PlusFunds") and others under the terms of a licensing agreement. Not only does the licensing agreement provide for the right of the Fund to invest in the underlying portfolio funds, which are the vehicles from which the performance of the S&P Hedge Fund Index (the "Index") is determined, but it also outlines certain services to be provided by PlusFunds to the Fund and RCP. For example, pursuant to the terms of the licensing agreement, PlusFunds is responsible for reporting daily pricing information and providing information regarding the holdings of certain underlying portfolio funds and the weightings of the Index components on a regular basis. As disclosed in the Fund's Prospectus, the Fund's investment performance could be adversely affected if: (i) the information provided by PlusFunds or others is inaccurate; (ii) the specified services are not provided or are inadequate; (iii) the Fund cannot invest in the portfolio funds based upon which the performance of the Index is determined; or (iv) the licensing agreement is terminated. Moreover, RCP may have little or no means of independently verifying information relating to the investment activities of the underlying portfolio funds and thus, may need to rely on PlusFunds or others to ascertain whether the portfolio managers of the underlying portfolio funds are adhering to their disclosed investment strategies or their investment or risk management policies.

In addition to the aforementioned benefits of the Reorganization, RCP and the Board believe that the Fund and the ARS Fund are particularly well suited for the Reorganization because of the number of similarities between the Funds. Foremost, the investment objectives of the Fund and the ARS Fund are substantially similar. The ARS Fund seeks capital appreciation consistent with the return and risk characteristics of the hedge fund universe. Similarly, the Fund seeks investment returns that substantially correlate with the performance of the Index, which is designed to be representative of the broad range of major strategies that hedge funds employ. Consequently, both Funds seek returns produced by well-established investment strategies used by hedge funds. Both Funds are also organized as Delaware statutory trusts, ensuring that each Fund's shareholders are equally protected under Delaware law from any shareholder liability.

The Board also considered, and informally discussed with management, a number of other factors and details with regard to the proposed Reorganization, none of which were deemed to be controlling. For example, despite the fact that the Reorganization could not be structured as a tax-free reorganization, the Board discussed that the Reorganization together with the proposed Special Repurchase Offer would enable those shareholders who wanted to redeem their interests in the Fund to do so without having to participate in the Reorganization. Another important factor was RCP's decision to pay for the cost of the Reorganization. Finally, the Board of Trustees of the Trust also believes that the increase in the current asset base of the ARS Fund resulting from the Reorganization, taken together with anticipated future growth, will present the opportunity for economies of scale that in turn may lower the annual fund operating expenses of the ARS Fund in the future.

THE SPHINX BOARD RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" APPROVAL OF THE REORGANIZATION AGREEMENT.

                    APPROVAL OF THE REORGANIZATION AGREEMENT

The SPhinX Board recommends that the Fund's Shareholders vote to approve the Reorganization Agreement and the Reorganization that it describes. The SPhinX Board has approved the Reorganization Agreement based on its belief that the Reorganization is in the best interests of the Fund's Shareholders. At any time prior to the completion of the reorganization, the Board of either Fund, or an appropriate officer of either Fund, may terminate the agreement if circumstances develop that, in the opinion of the Board or officer, make proceeding with the reorganization inadvisable.

                            FEDERAL TAX CONSEQUENCES

The Reorganization is not designed to be tax-free. Thus, when Shareholders of the Fund become shareholders of the ARS Fund, they may realize a gain or loss for federal income tax purposes. However, in the event the Reorganization is not approved, the Fund and its Board may consider other alternatives to terminate the Fund such as liquidating the Fund. The liquidation and subsequent termination of the Fund could also result in a gain or loss for federal income tax purposes.

When you sell (tender) shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Fund for shares of the ARS Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Prior to the completion of the Reorganization, which should take place on or about June 2, 2006, the Fund will declare a distribution to its Shareholders which, together with all previous distributions, will have the effect of distributing to its Shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net realized capital gains, if any, through the date of completion of the Reorganization. The proceeds from this distribution will be automatically reinvested in shares of the ARS Fund within one to three business days of the distribution, unless you have previously elected to receive payment for dividends and capital gains in cash.

For more information about the tax consequences of owning shares of the ARS Fund, please see the accompanying ARS Prospectus.

                                 CAPITALIZATION

The following table sets forth as of December 31, 2005: (i) the capitalization of the Fund; (ii) the capitalization of the H-Class Shares of the ARS Fund; and
(iii) the pro forma combined capitalization of the H-Class Shares of the ARS Funds as adjusted to give effect to the proposed Reorganization. There is, of course, no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Fund and the ARS Fund are likely to be different at the Closing Date as a result of Fund Shares being tendered, fluctuations in the value of portfolio securities, and ARS Fund daily share purchase and redemption activity.

-----------------------------------------------------------------------------------------------------------------------------
                                       CAPITALIZATION TABLES OF SPHINX AND THE ARS FUND
                                                   AS OF DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
             FUND                         NET ASSETS              NET ASSET VALUE PER SHARE    NUMBER OF SHARES OUTSTANDING
-------------------------------- ------------------------------ ------------------------------ ------------------------------
SPhinX                           $174,787,785                   $103.81                        1,683,709
-------------------------------- ------------------------------ ------------------------------ ------------------------------
ARS Fund
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     H-Class Shares              $9,898,852                     $24.90                         397,564
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     C-Class Shares              $2,049,677                     $24.85                         82,497
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     A-Class Shares              $1,686,640                     $24.89                         67,752
                                                                                               ------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     Total ARS Shares                                                                          547,813
     Outstanding
-------------------------------- ------------------------------ ------------------------------ ------------------------------
REDUCTION IN NET ASSETS AND
DECREASE IN NET ASSET VALUES
PER SHARE TO REFLECT THE
ESTIMATED EXPENSES OF THE
REORGANIZATION:
-------------------------------- ------------------------------ ------------------------------ ------------------------------
SPhinX*                          N/A                            N/A                            N/A
-------------------------------- ------------------------------ ------------------------------ ------------------------------
ARS Fund**                       N/A                            N/A                            N/A
-------------------------------- ------------------------------ ------------------------------ ------------------------------

-------------------------------- ------------------------------ ------------------------------ ------------------------------
COMBINED PRO-FORMA OF
SPHINX AND THE ARS FUND:
-------------------------------- ------------------------------ ------------------------------ ------------------------------
ARS Fund***
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     H-Class Shares              $93,140,870                    $24.90                         3,740,617
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     C-Class Shares              $2,049,677                     $24.85                         82,497
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     A-Class Shares              $1,686,640                     $24.89                         67,752
                                                                                               ------
-------------------------------- ------------------------------ ------------------------------ ------------------------------
     Total ARS Shares                                                                          3,890,866
     Outstanding+
-----------------------------------------------------------------------------------------------------------------------------

Notes:
------
*The cost of the reorganization will be borne by RCP.
**The ARS Fund will not bear any of the reorganization expenses. In addition, any and all obligations that arise out of any action, proceeding, arbitration, or regulatory examination or investigation, whenever commenced, to the extent such obligations arise in connection with assets of the Fund that are subject to pre-existing legal restrictions, will not be included in the
Statement of Assets and Liabilities or transferred to the ARS Fund.
***The amount of assets to be transferred to the ARS Fund is based on the net assets of the Fund as of December 31, 2005, which was
$174,787,785, less the tender requests received for the March 31, 2006 tender period, which equaled $81,257,428, and a potential holdback of 11% of all remaining assets equal to $10,288,339 due to a court ruling related to the bankruptcy of Refco, Inc. For further information regarding the Refco bankruptcy, please see the Supplement, dated December 30, 2005, to the SPhinX Prospectus.
+Approximately 1,683,709 shares of the Fund will be exchanged for ARS Fund shares. The ARS Fund's number of shares outstanding is expected to increase by 3,343,053 shares, based on net asset values per share as of December 31, 2005, for a total of 3,890,866 shares outstanding as a result of the Reorganization.

                               COMPARISON OF THE FUNDS

The investment objectives and strategies of the Fund and the ARS Fund are similar, but have some important differences. Both Funds seek absolute returns produced by well-established investment strategies that are representative of the risk and return characteristics of the hedge fund universe. However, the ARS Fund's investment objective is broader than SPhinX's because it seeks capital appreciation consistent with the risk and return characteristics of the hedge fund universe and, unlike SPhinX, is not limited to producing returns that correlate to an independent index, the S&P Hedge Fund Index.

The difference in the investment objectives of the Funds permits them to employ different investment programs. SPhinX pursues its investment objective by investing its assets primarily in private investment funds and other investment vehicles ("portfolio funds") that are managed by the managers selected by Standard & Poor's for inclusion in the S&P Hedge Fund Index (the "Index"). The Index has three sub-indices: S&P Arbitrage Index, S&P Event-Driven Index and S&P Directional/Tactical Index, which in turn represent a total of nine specific strategies. These strategies include: Equity Market Neutral, Fixed Income Arbitrage, Convertible Arbitrage, Merger Arbitrage, Distressed, Special Situations, Equity Long/Short, Managed Futures and Macro. The strategies are equally weighted to ensure well-rounded representation of hedge fund investment approaches and to avoid overrepresentation of recently out-performing or widely sold strategies. SPhinX may also invest in financial instruments that provide investment returns that are linked to the performance of the Index. The portfolio managers of the portfolio funds selected by Standard & Poor's typically use a variety of sophisticated investment techniques that include, among others, short sales of securities, use of leverage, and transactions in derivative securities.

In contrast, the ARS Fund pursues its investment objective by allocating capital among a variety of investments, including, portfolios of equities, commodities, and market neutral value securities, to gain exposure to a combination of directional and non-directional positions (described in more detail in the chart below) in order to produce returns similar to those produced by the hedge fund universe. The ARS Fund's use of internal investment controls and directional and non-directional positions result in a portfolio of assets designed to provide appropriate hedge fund portfolio characteristics as well as risk diversification.

The principal risks of the Funds also differ significantly. The most significant difference is attributable to SPhinX's investment in the portfolio funds managed by the approximately forty managers selected by Standard & Poor's. The portfolio funds are not registered investment companies under the 1940 Act, and, therefore, are not subject to the requirements of the 1940 Act. As a result, the portfolio funds may use more sophisticated investment techniques and engage in more aggressive investment strategies than funds registered under the 1940 Act. In addition, SPhinX, as an investor in the portfolio funds, does not have the benefit of the protections provided by the 1940 Act. In contrast, the ARS Fund does not invest in unregistered investment funds and, thus, does not bear any of the attendant risks of such an investment.

Another significant difference between the Funds, is the degree to which SPhinX is dependent upon the information and services, including the valuation of its investments in the portfolio funds, provided by PlusFunds and others. The ARS Fund, for the most part, is serviced by Rydex affiliates.

The chart below includes a side-by-side comparison of the Fund's and the ARS Fund's investment objectives, investment strategies, and principal risks for your reference.

---------------------------------------------------------------------------------------------------------------------------------
                     SPHINX                                                     ARS FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVES:
---------------------------------------------------------------------------------------------------------------------------------
To seek investment returns that substantially         To seek to provide capital appreciation consistent with the return
correlate with the performance of the Standard        and risk characteristics of the hedge fund universe.  The
& Poor's(R) Hedge Fund Index (the "Index")            secondary objective is to achieve these returns with low
(before Fund expenses).                               correlation to and less volatility than equity indices.
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT STRATEGIES:
---------------------------------------------------------------------------------------------------------------------------------
The Fund pursues its investment objective by          The ARS Fund employs a proprietary quantitative style
investing its assets primarily in private             analysis to drive an investment strategy designed to
investment funds and other investment vehicles        provide investment returns similar to the returns produced
("Portfolio Funds") that are managed by the           by well-established investment strategies widely employed
managers selected by Standard & Poor's                by hedge funds.
("Portfolio  Managers") or by investing in
financial instruments that provide investment         The Fund pursues its investment objective by allocating
returns that are linked to the performance of         capital to gain exposure to a combination of directional
the Index (or to one or more components of the        and non-directional positions including, but not limited
Index) ("Index  Derivatives").  To the extent         to, those listed below. The Fund will predominately have a
practicable, Rydex  intends to implement  the         long exposure to directional and non-directional positions.
Fund's investment program by investing the            There may be times that the Fund will have a short exposure
Fund's assets in Portfolio Funds, the                 to one or more of the directional and/or non-directional
performance of which is reflected in the              positions listed below.
Index.  The Fund may decide to invest in Index        ---------------------------------------------------------------------------
Derivatives when deemed necessary in order to,        DIRECTIONAL                         NON-DIRECTIONAL
among other things, satisfy the source of             POSITIONS                           POSITIONS
income requirements imposed under the  Internal                                           (Market neutral investment
Revenue Code of 1986, or overcome certain                                                 strategies)
regulatory limitations, such as rules that            ---------------------------------------------------------------------------
restrict investments by the Fund in Portfolio         o Equities     - a portfolio        o Market          - an equity
Funds.  The Fund normally invests at least 80%                       consisting of          Neutral         portfolio consisting
of the value of its net assets (plus the amount                      a basket of            Value           of value stocks and
of any borrowings for investment purposes) in                        stocks or                              short positions in
Portfolio Funds that are managed by the                              index futures                          non-value stocks
Portfolio Managers and Index Derivatives.             ---------------------------------------------------------------------------
                                                      o Fixed        - a portfolio        o Market          - an equity
The investment  programs used by the Portfolio          Income       consisting of          Neutral         portfolio consisting
Managers typically involve use of a variety of                       U.S. Government        Growth          of growth stocks and
sophisticated investment techniques that                             securities or                          short positions in
include, among others, short sales of                                bond futures                           non-growth stocks
securities, use of leverage (I.E., borrowing          ---------------------------------------------------------------------------
money for investment purposes) and transactions       o Commodities  - a portfolio        o Market          - an equity
in derivative securities and other financial                         consisting of          Neutral         portfolio consisting
instruments such as stock options, index                             instruments            Momentum        of stocks that
options, futures contracts and options on                            with commodity                         exhibit strong price
futures.  Portfolio Managers' use of these                           exposure                               momentum and short
techniques is an integral part of their                                                                     positions in stocks
investment programs, and involves significant                                                               that exhibit weak
risks to the Fund.                                                                                          price momentum
                                                      ---------------------------------------------------------------------------
                                                      o Currencies   - a portfolio        o Market          - an equity
                                                                     consisting of          Neutral         portfolio
                                                                     a basket of            Capitalization  consisting
                                                                     foreign                                of small-cap
                                                                     currencies                             stocks and short
                                                                                                            positions in
                                                                                                            large-cap stocks
                                                      ---------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     SPHINX                                                     ARS FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                      o Covered      - a portfolio of     o Merger          - an equity
                                                        Call         short call options     Arbitrage       portfolio
                                                        Options      which are fully        Spreads         consisting of
                                                                     covered by holdings                    acquired stocks
                                                                     of the underlying                      and short
                                                                     security                               positions in
                                                                                                            acquiring stocks
                                                      ---------------------------------------------------------------------------
                                                      o Long         - a portfolio        o Duration        - a bond portfolio
                                                        Options      of call or put         Neutral         consisting of
                                                                     options                Term            10-year U.S.
                                                                                            Spreads         Government
                                                                                                            securities and
                                                                                                            short positions
                                                                                                            in 2-year U.S.
                                                                                                            Government
                                                                                                            securities
                                                      ---------------------------------------------------------------------------
                                                                                          o Duration        - a bond portfolio
                                                                                            Neutral         consisting of
                                                                                            Default         corporate bonds and
                                                                                            Spreads         short positions in
                                                                                                            U.S. Government
                                                                                                            securities of a
                                                                                                            similar duration
                                                      ---------------------------------------------------------------------------

                                                      The Fund may use moderate leverage subject to internally
                                                      imposed investment constraints that are more restrictive
                                                      than those imposed by the federal securities laws and
                                                      designed to limit the amount of loss resulting from such
                                                      leverage. The Fund's use of directional and non-directional positions and internal investment controls result in a
                                                      portfolio of assets designed to provide appropriate hedge
                                                      fund portfolio characteristics as well as providing risk
                                                      diversification.

                                                      The Fund may be long or short in a broad mix of financial
                                                      assets including U.S. and foreign equities of any
                                                      capitalization range, currencies, commodities, futures,
                                                      options, swap agreements, high yield securities, and
                                                      corporate debt. The Fund may hold U.S. Government
                                                      securities or cash equivalents to collateralize its
                                                      derivative positions. The investment objective of the Fund is non-fundamental and may be changed without shareholder
                                                      approval.
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS:
---------------------------------------------------------------------------------------------------------------------------------
An investment in the Fund involves substantial        The ARS Fund is subject to a number of risks that may
risks and special considerations.  These risks        affect the value of its shares, including:
and special considerations include the
following:                                            FOREIGN CURRENCY RISK - The ARS Fund's exposure to foreign currencies subject the ARS Fund to the risk that those
      o   Investing in the Fund can result in         currencies will decline in value relative to the U.S.
a loss of capital invested.                           Dollar, or, in the case of short positions, that the U.S.
                                                      Dollar will decline in value relative to the currency being
      o   Various risks are associated with           hedged. Currency rates in foreign countries may fluctuate
the securities and other instruments in which         significantly over short periods of time for a number of
Portfolio Managers invest and the specialized         reasons, including changes in interest
investment
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     SPHINX                                                     ARS FUND
---------------------------------------------------------------------------------------------------------------------------------
techniques they use, including the use of             rates and the imposition of currency controls or other
leverage and short sales (which are considered        political developments in the U.S. or abroad. As a result,
to be speculative practices) and the use              the ARS Fund's exposure to foreign currency may reduce
of derivatives (which also involves risks).           the returns of the ARS Fund.

      o   The investment performance of the           MARKET RISK - The ARS Fund's value may fluctuate from day
Fund may fail to track closely the performance        to day. Due to market conditions, ARS Fund shares may
of the Index due to various factors, including,       decline in value causing you to lose money.
but not limited to: the impact of the fees and
expenses borne by the Fund, including                 EQUITY RISK - The equity markets are volatile, and the
transaction costs; the inability of the Fund to       value of the ARS Fund's equity securities and equity
gain access to one or more Portfolio Funds or         derivatives, such as futures and options contracts, may
Portfolio Managers; and limitations on the            fluctuate significantly from day to day. This volatility
Fund's investments resulting from the need to         may cause the value of your investment in the ARS Fund to
comply with the Fund's investment restrictions        decrease.
or policies, or with regulatory or tax law
requirements.                                         FIXED INCOME RISK - The ARS Fund's fixed income investments will change in value in response to interest rate changes
      o   Shares of the Fund have only                and other factors. In addition, the value of securities
limited liquidity.                                    with longer maturities will fluctuate more in response to
                                                      interest rate changes.
      o   The Fund is a non-diversified fund
and invests in Portfolio Funds that may not           HIGH YIELD RISK - The ARS Fund's investments in high yield
have diversified investment portfolios and may,       securities and unrated securities of similar credit quality
in some cases, concentrate their investments          (commonly known as "junk bonds") may be subject to greater
in a single industry or group of related              levels of interest rate, credit and liquidity risk than
industries.                                           funds that do not invest in such securities. These
                                                      securities are considered predominately speculative with
      o   Certain Portfolio Managers invest           respect to the issuer's continuing ability to make
in the securities of companies having small           principal and interest payments. An economic downturn or
market capitalizations, which involve greater         period of rising interest rates could adversely affect the
risks than would be involved in investing in          market for these securities and reduce the ARS Fund's
securities of companies having larger market          ability to sell these securities (liquidity risk). If the
capitalizations.                                      issuer of a security is in default with respect to interest or principal payments, the ARS Fund may lose its entire
      o   Each Portfolio Manager generally            investment.
charges its Portfolio Fund an asset-based
management fee and a performance-based                FOREIGN SECURITIES RISK - Investments in securities of
allocation. Such fees are borne indirectly by         foreign companies can be more volatile than investments in
the Fund and are in addition to the Advisory          U.S. companies. Diplomatic, political, or economic
Fee and the Administration Fee paid by the Fund.      developments could adversely affect investment in foreign
                                                      countries. Foreign companies generally are not subject to
      o   The right to receive a                      accounting, auditing, and financial reporting standards
performance-based  allocation may create an           comparable to those applicable to U.S. companies.
incentive for a Portfolio  Manager to make
risky investments and may be payable by a             DERIVATIVES RISK - The ARS Fund's use of equity derivatives
Portfolio Fund, and thus, indirectly by the           such as futures, options and swap agreements to pursue its
Fund, to its Portfolio Manager even if the            investment objectives may expose the ARS Fund to additional
Fund's overall returns are negative.                  risks that it would not be subject to if it invested
                                                      directly in the securities underlying those derivatives.
      o   Rydex and the Portfolio Managers            These risks may cause the ARS Fund to experience higher
may have conflicts of interest, including             losses than a fund that does not use derivatives.
conflicts relating to the allocation of
investment opportunities between the Fund or a        LEVERAGING RISK - The more the ARS Fund invests in
Portfolio Fund and other advised accounts.            leveraged instruments, the more this leverage will magnify any losses on those investments.
      o   Portfolio Managers pursue their
investment  programs independently and one            SWAP COUNTERPARTY CREDIT RISK - The ARS Fund is subject to
Portfolio Manager may enter into transactions         credit risk on the amount it expects to receive from
that offset the transactions of another Portfolio
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     SPHINX                                                     ARS FUND
---------------------------------------------------------------------------------------------------------------------------------
Manager.  This may result in the Fund bearing         swap agreement counterparties. If a swap counterparty defaults
transaction costs without obtaining any benefit.      on its payment obligations to the ARS Fund, this default
                                                      will cause the value of your investment in the ARS Fund to
      o   Portfolio Funds will not be                 decrease.
registered as investment companies under the
Investment Company Act and therefore the Fund,        SMALL AND MEDIUM ISSUER RISK - Small and medium
as an investor in Portfolio Funds, will not           capitalization companies may be more vulnerable than
have the benefit of the protections afforded by       larger, more established organizations to adverse business
the Investment Company Act.                           or economic developments. In particular, small
                                                      capitalization companies may have limited product lines,
      o   Rydex may have little or no means           markets, and financial resources and may be dependent upon
of  independently verifying information               a relatively small management group. These securities may
relating to the investment activities of the          trade over-the-counter or listed on an exchange and may or
Portfolio Funds and thus, may need to rely on         may not pay dividends.
PlusFunds or others to ascertain whether
Portfolio Managers are adhering  to their             SHORT SALES RISK - Short sales are transactions in which
disclosed investment strategies or their              the ARS Fund sells a security it does not own. If the
investment or risk management policies.               security the ARS Fund sold short goes down in price between the time the ARS Fund sells the security and closes its
      o   The Fund and RCP depend upon                short position, the ARS Fund will realize a gain on the
information and other services provided by            transaction. Conversely, if the security goes up in price
PlusFunds and others under the terms of a             during the period, the ARS Fund will realize a loss on the
licensing agreement.  In addition, the                transaction. The risk of such price increases is the
licensing agreement provides the right for the        principal risk of engaging in short sales.
Fund to invest in the Portfolio Funds which are
the vehicles from which the performance of the        NON-DIVERSIFICATION RISK - The ARS Fund is considered
Index is determined.  The Fund's investment           non-diversified and can invest a greater portion of its
performance could be adversely   affected if:         assets in securities of individual issuers than a
the information provided by PlusFunds or others       diversified fund. As a result, changes in the market value
is inaccurate; those services are not provided        of a single security could cause greater fluctuations in
or are inadequate; it cannot invest in the            the value of ARS Fund shares than would occur in a
Portfolio Funds based upon which the                  diversified fund.
performance of the Index is determined or if
the licensing agreement is terminated.                PORTFOLIO  TURNOVER RISK - Due to its  investment  strategy, the ARS Fund may buy and sell securities frequently.  Higher
      o   The Fund relies primarily on                portfolio  turnover may result in higher  transactional  costs
information  provided by PlusFunds and others         and  short-term  capital  gains  that  will  be  treated  as
in valuing its investments in Portfolio Funds         ordinary  income for tax  purposes.  As a result,  portfolio
and determining the value of the Fund's               turnover  may  have a  negative  effect  on the  ARS  Fund's
shares.  There is a risk that inaccurate              performance.
valuations could adversely affect investors who
purchase Fund shares or whose shares are
repurchased by the Fund, or existing
shareholders.

      o   Investors bear fees and expenses at
the Fund level and also indirectly bear fees, expenses and performance-based allocations that are imposed at the Portfolio Fund level.

      o   The Fund may make additional
investments in or effect withdrawals from Portfolio Funds only at specified times and in connection with withdrawals, the Fund may receive securities that are illiquid or difficult to value.

      o   A Portfolio Fund is an unregistered
investment company managed by one (or more) of
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     SPHINX                                                     ARS FUND
---------------------------------------------------------------------------------------------------------------------------------
the Portfolio Managers identified by Standard &
Poor's. These unregistered funds are typically
majority owned, administered by PlusFunds and
advised by the Portfolio Managers. The
Portfolio Funds are the underlying components
of the Index as determined by Standard & Poors.
---------------------------------------------------------------------------------------------------------------------------------

                         COMPARISON OF FUND PERFORMANCE

The ARS Fund is new and therefore does not have a performance history for a full calendar year. The ARS Prospectus accompanies this Combined Proxy Statement/Prospectus. Performance information for SPhinX is contained in the SPhinX Prospectus, which has been filed with the SEC and also accompanies this Combined Proxy Statement/Prospectus.

                       COMPARATIVE FEE AND EXPENSE TABLES

The table below shows: (i) information regarding the fees and expenses paid by SPhinX during its most recent fiscal year ended March 31, 2005; (ii) information regarding the fees and expenses of the ARS Fund; and (iii) estimated fees and expenses on a pro forma basis giving effect to the proposed Reorganization. While actual expenses may be greater or less than those shown, the expenses of the H-Class Shares of the ARS Fund are not expected to change materially as a result of the proposed Reorganization. The table shows that the total operating expenses of the H-Class Shares of the ARS Fund are lower than the total operating expenses of SPhinX.

---------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------------------
                                                                                              ARS FUND         PRO-FORMA
                                                                              SPHINX       H-CLASS SHARES       COMBINED
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                           3.00%(1)          None              None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                          None              None              None
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                   None              None              None
---------------------------------------------------------------------------------------------------------------------------
Redemption Fees
(as a percentage of amount redeemed, if applicable)                           1.00%(2)          1.00%(3)          1.00%(3)
---------------------------------------------------------------------------------------------------------------------------
Exchange Fees                                                                 None              None              None
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
Management Fee (4)                                                            1.75%             1.15%             1.15%
---------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and Service Fees                                           --              0.25%             0.25%
---------------------------------------------------------------------------------------------------------------------------
Other Expenses                                                                0.28%               --                --
---------------------------------------------------------------------------------------------------------------------------
              Short Dividend Expenses                                           --              0.30%(5)          0.30%(5)
---------------------------------------------------------------------------------------------------------------------------
Administration Fee                                                            0.20%               --
---------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                          2.23%             1.70%             1.70%
---------------------------------------------------------------------------------------------------------------------------
Less Fee Waiver and/or Expense Reimbursements                                (0.28)%(6)           --                --
---------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  1.95%(7)          1.70%             1.70%
---------------------------------------------------------------------------------------------------------------------------
Reorganization Expenses (8)                                                    N/A               N/A               N/A
---------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES (INCLUDING REORGANIZATION EXPENSES)                            1.95%             1.70%             1.70%
---------------------------------------------------------------------------------------------------------------------------

(1) Shares are sold subject to the following sales loads:

--------------------------------------------------------------------------------
                                                      SALES LOAD
           INVESTMENT                 (AS A PERCENTAGE OF PUBLIC OFFERING PRICE)
--------------------------------------------------------------------------------
Less than $150,000                                      3.00%
--------------------------------------------------------------------------------
$150,000 to less than $500,000                          2.00%
--------------------------------------------------------------------------------
$500,000 or more                                        1.00%
--------------------------------------------------------------------------------

Under a right of accumulation offered by the Fund, the amount of each additional investment in the Fund by an investor will be aggregated with the amount of the investor's initial investment and any other additional previous investments in the Fund by the investor in determining the applicable sales load at the time of the subsequent investment. The sales load is waived for certain types of investors.

(2) The redemption fee normally applies to a repurchase of shares if the valuation date for the repurchase is less than one-year after the date the shares were purchased. Nonetheless, this fee is currently being waived.

(3) The redemption fee applies to redemptions of shares held for less than 30 days.

(4) Rydex Investments (the "Advisor") has agreed to pay all operating expenses of the ARS Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

(5) Short dividend expenses are estimated. Short Dividend Expense occurs because the ARS Fund short-sells the equity security to gain the inverse exposure necessary to meet its investment objective. The ARS Fund must pay out the dividend rate of the equity security to the purchaser and records this as an expense. However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the ARS Fund's unrealized gain or reducing the ARS Fund's unrealized loss on its short sale transaction. Short Dividend Expense is not a fee charged to the shareholder by the Advisor or other service provider. Rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund. If these costs had been treated as transaction costs or capital items rather than as expenses, the expense ratio for H-Class Shares would have equaled 1.40%.

(6) Through July 31, 2025, RCP has contractually agreed to waive its fees or to pay or absorb the ordinary operating expenses of SPhinX to the extent necessary to limit the ordinary operating expenses of the Fund (but excluding interest expenses, brokerage commissions, indirect fees associated with the Fund's investment in portfolio funds and extraordinary expenses) to not more than 1.95% per annum of the average monthly net assets of the Fund (the "Expense Limitation"). The Expense Limitation may not be modified or eliminated, except with the approval of the Board.

(7) Repurchase fees, if any, received by SPhinX in connection with repurchase offers will be deemed to offset Fund expenses for purposes of the Expense Limitation. Thus, the Fund's ordinary operating expenses may exceed the Expense Limitation by an amount equal to the amount of repurchase fees the Fund receives. As a result, Annual Expenses After Waiver will be 1.95% as a percentage of net assets, plus the amount of repurchase fees received by the Fund, which was 0.01% for the fiscal year ended March 31, 2005.

(8) The cost of the reorganization will be borne entirely by RCP.

EXAMPLE:

The following example is intended to help you compare the cost of investing in SPhinX and the ARS Fund, respectively, (and investing in the combined fund on a pro-forma basis given effect to the Reorganization) with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in SPhinX and the ARS Fund, respectively (and in the combined fund on a pro forma basis given effect to the Reorganization) for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that SPhinX's and the ARS Fund's operating expenses, respectively, (and the combined fund on a pro forma basis given effect to the Reorganization) remain the same. Although actual costs may be higher or lower, based upon these assumptions your costs would be:

--------------------------------------------------------------------------------
                             1 YEAR        3 YEARS        5 YEARS       10 YEARS
--------------------------------------------------------------------------------
SPHINX*                       $514          $991           $1,544        $3,313
--------------------------------------------------------------------------------
ARS FUND                      $179          $553             --              --
--------------------------------------------------------------------------------
PRO-FORMA COMBINED            $179          $553             --              --
--------------------------------------------------------------------------------

* The example included in the SPhinX Prospectus assumes that you invest $1,000 in the Fund and that your investment has a 5% return each year. Based on those assumptions your costs would be: 1 year--$49; 3 years--$89; 5 years--$132; and 10 years--$251.

    COMPARISON OF FUND DISTRIBUTIONS, PURCHASE AND REDEMPTION PROCEDURES AND
                                 EXCHANGE RIGHTS

The Fund and the ARS Fund have different distribution arrangements and significantly different purchase and redemption procedures. In contrast to SPhinX, which offers only one class of shares to "eligible investors," as described below, the ARS Fund offers three classes of shares to retail investors. In addition, while the ARS Fund's H-Class Shares, which will be issued in the Reorganization, do not have a front-end sales charge or deferred sales charge, SPhinX shares are subject to a 3.00% maximum sales load on an investment of less than $150,000.

With regard to purchase and redemption procedures, the ARS Fund offers more liquidity than SPhinX. Because SPhinX is structured as a closed-end fund, the Fund's Shareholders do not have the right to redeem their shares on a daily basis. Instead, in order to provide for a limited degree of liquidity, the Fund offers to repurchase its shares approximately four times each year pursuant to written tender offers. In addition, the Fund's shares are offered and may be purchased on a monthly basis only. In contrast, the ARS Fund is structured as an open-end fund, which permits shareholders of the ARS Fund to purchase or redeem shares on a daily basis. Both the ARS Fund and SPhinX may impose a 1.00% redemption or repurchase fee on redemptions of shares that have been held for less than 30 days and one year, respectively, from the date of purchase. Additional information about each Fund is provided below.

THE ARS FUND. The ARS Fund is presently authorized to offer three classes of shares - A-Class, C-Class and H-Class Shares. Only H-Class Shares will be issued in the Reorganization. H-Class Shares are offered directly through Rydex shareholder services and also through authorized securities brokers and other financial intermediaries. Transaction orders to buy, sell or exchange H-Class Shares of the ARS Fund may be submitted on any day that the New York Stock Exchange is open for business (a "Business Day"). H-Class Shares of the ARS Fund may be exchanged for H-Class, Investor Class, or Advisor Class Shares of any other Rydex Fund, on any Business Day on the basis of the respective net asset values of the shares involved. The minimum amount for an exchange is either $1,000 or 100% of the Fund position from which the exchange is coming, whichever is less.

The ARS Fund's H-Class Shares are not subject to a front-end sales charge or deferred sales charge, but are subject to an annual 12b-1 fee of 0.25% of the ARS Fund's average net assets attributable to H-Class Shares. H-Class Shares of the ARS Fund are also subject to a 1.00% redemption fee on redemptions of shares that have been held for less than 30 days. The ARS Fund reserves the right to waive the redemption fee in its discretion where the ARS Fund believes such waiver is in the best interests of the Fund.

The minimum initial investment amount and minimum account balance for H-Class Shares are: $25,000 for self-directed accounts (including retirement accounts) and $15,000 for accounts managed by financial professionals. There are no minimum amounts for subsequent investments in the ARS Fund. The Advisor reserves the right to modify its minimum account requirements at any time, with or without prior notice to you. For more information regarding the ARS Fund's distribution arrangements, please refer to the ARS Prospectus, which accompanies this Combined Proxy Statement/Prospectus, and is incorporated herein by reference.

The ARS Fund will declare and pay any dividends from net investment income annually. The ARS Fund also intends to distribute any net capital gains annually. Distributions will automatically be reinvested in additional shares of the ARS Fund, unless a shareholder elects to have the distributions paid in cash.

SPHINX. The Fund offers only one class of shares to "Eligible Investors" only. The term "Eligible Investor" includes, among others, an individual who: (i) had income in excess of $200,000 (or joint income with the investor's spouse in excess of $300,000) in each of the two preceding years and has a reasonable expectation of reaching the same income level in the current year; (ii) has a net worth (or joint net worth with the investor's spouse) in excess of $1 million; or (iii) has an account managed by an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act") and the adviser is subscribing for shares in a fiduciary capacity on behalf of the account. For additional information about the Fund's investor eligibility requirements, please see the SPhinX Prospectus accompanying this Combined Proxy Statement/Prospectus. The Fund's shares are offered for sale by the Distributor and through brokers or dealers that have entered into selling agreements with the Distributor. Shares are offered and may be purchased on a monthly basis (or at such other times as may be determined by the SPhinX Board). No shareholder of the Fund has a right to require the Fund to redeem its shares. To provide limited liquidity, the Fund offers to repurchase its shares pursuant to written tenders by shareholders from time to time. Repurchase offers are made at the discretion of the SPhinX Board and are generally offers to repurchase a specified amount of the Fund's outstanding shares. RCP has recommended to the SPhinX Board that the Fund make repurchase offers four times each year, as of the last business day of March, June, September and December. In the event that a repurchase offer is oversubscribed by shareholders who tender their shares for repurchase, the Fund will repurchase only a pro-rata portion of the shares tendered by each shareholder.

The Fund's shares are subject to a 3.00% maximum sales load on an investment of less than $150,000. The Fund's shares are also subject to a repurchase fee equal to 1.00% of the value of shares repurchased by the Fund, if the date as of which the shares are valued for purposes of repurchase is less than one-year following the date of the shareholder's purchase of the shares (for this purposes, the first shares purchased by a shareholder will be deemed to be the first shares sold by the shareholder). The Fund's repurchase fee will be waived for all Fund Shareholders in connection with the Reorganization and/or Special Repurchase Offer, as described in the accompanying repurchase offer materials.

The minimum initial investment amount is $25,000, including the applicable sales load. Subsequent investments must be at least $5,000, including the applicable sales load. A shareholder who tenders only a portion of his or her shares will be required to maintain a minimum balance of $15,000 of shares as of the repurchase date. The Fund reserves the right to modify the required minimum amounts from time to time. For more information regarding the Fund's distribution arrangements, please refer to the SPhinX Prospectus, which accompanies this Combined Proxy Statement/Prospectus, and is incorporated herein by reference.

The Fund pays dividends to shareholders at least annually in aggregate amounts representing substantially all of the Fund's net investment income, if any, earned during the year. The Fund's long-term capital gains, if any, are also distributed annually. All dividends and other distributions are reinvested in additional shares of the Fund unless a shareholder elects to receive payment in cash.

                        FUND ORGANIZATION AND MANAGEMENT

The Fund and the ARS Fund are organized and managed in similar manners. The Fund and the ARS Fund are both organized as Delaware statutory trusts. In addition, while the Funds are advised by different investment advisers, the investment advisers, RCP and Rydex Investments, are affiliated entities that employ many of the same portfolio management investment professionals. As a result, both Funds are managed by a team of investment professionals led by Mr. Byrum. The most significant difference between the Funds with regard to advisory arrangements, is the advisory fee paid by each Fund. SPhinX pays RCP an advisory fee at an annual rate of 1.75% of the value of the Fund's net assets. In contrast, the ARS Fund pays Rydex Investments an advisory fee of 1.15% based on the average daily net assets of the ARS Fund. Additional information about each Fund is set forth below.

SPHINX AND RCP

The Fund was organized as a Delaware statutory trust on December 4, 2002 and is registered as a non-diversified, closed-end management investment company under the 1940 Act. The Fund commenced operations on June 30, 2003.

Rydex Capital Partners I, LLC, located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as the Fund's investment adviser. RCP is a Delaware limited liability company and is registered as an investment adviser under the Advisers Act. The managing member of RCP is Rydex Partners I, LLC, a Delaware limited liability company which in turn is wholly-owned by PADCO
Advisors II, Inc., a Maryland corporation that is a registered investment adviser under the Advisers Act. RCP is affiliated with PADCO Advisors, Inc. and PADCO Advisors II, Inc., which conduct their businesses under the name Rydex Investments.

Pursuant to an investment advisory agreement with the Fund (the "Investment Advisory Agreement"), RCP is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day investment management services to the Fund. In consideration for the investment advisory services provided by RCP, the Fund pays RCP a fee (the "Advisory Fee") calculated and paid monthly in arrears at the annual rate of 1.75% of the value of the Fund's net assets, determined as of the beginning of each month. The Advisory Fee is in addition to the fees and expenses borne by the Fund as an investor in the underlying portfolio funds. A pro-rata refund of a portion of the Advisory Fee will be made to the Fund in the event that the Investment Advisory Agreement is terminated at any time other than the end of a month.

RCP has entered into a licensing agreement with PlusFunds to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track the Index and to obtain information and assistance from PlusFunds to facilitate the operations of the Fund. Fees payable to PlusFunds under this agreement are paid by RCP and not by the Fund.

The Fund is managed by a team of investment professionals. The following portfolio manager, who is a member of Rydex Investments' Investment Leadership Team, is primarily responsible for the day-to-day management of the Fund and has final portfolio management decision-making authority.

MICHAEL P. BYRUM, CFA, President of Rydex Capital Partners I, LLC. Mr. Byrum was named Chief Operating Officer of Rydex Investments in 2003 and has served as Chief Investment Officer of Rydex Investments since 2000. He has been associated with Rydex Investments and its affiliates since 1993 and during this time, has played a key role in the development of the firm's investment strategies and product offerings. As Senior Portfolio Manager, Mr. Byrum was instrumental in the launch of the OTC, Precious Metals, U.S. Government Bond, Ursa and Arktos Funds, and helped to create the Rydex Sector Funds. He was named Vice President of Portfolio for Rydex Investments in 1998, and Executive Vice President in 2000. Prior to joining Rydex Investments, Mr. Byrum worked for Money Management Associates, the investment adviser for Rushmore Funds, Inc. He holds a degree in finance from Miami University of Ohio. Mr. Byrum has managed the Fund since its inception. Additional information about Mr. Byrum's compensation, other accounts managed by him, and his ownership of securities in the Fund is available in the SPhinX SAI, which is incorporated herein.

A discussion regarding the basis for the SPhinX Board's approval of the investment advisory agreement is available in the Trust's Semi-Annual Report to Shareholders for the period ended September 30, 2005.

THE ARS FUND AND RYDEX INVESTMENTS

Rydex Investments, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850, serves as the investment adviser and manager of the ARS Fund. Rydex Investments has served as the investment adviser of the Trust since its inception in 1993, and also serves as sub-adviser to several other mutual funds. Rydex Investments makes investment decisions for the assets of the ARS Fund and continuously reviews, supervises, and administers the Fund's investment program. The Trust's Board of Trustees supervises Rydex Investment and establishes policies that Rydex Investments must follow in its day-to-day management activities.

Pursuant to the investment advisory agreement between the Trust and Rydex Investments, the ARS Fund pays Rydex Investments an annualized rate of 1.15% based on the average daily net assets of the ARS Fund. Rydex Investments bears all of its own costs associated with providing these advisory services and the expenses of the members of the Trust's Board of Trustees who are affiliated with Rydex Investments. As part of its agreement with the Trust, Rydex Investments will pay all expenses of the ARS Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.

The ARS Fund is managed by a team of investment professionals. Mr. James R. King, CFA, and Mr. Byrum, whose biographical information is included above, are jointly and primarily responsible for the day-to-day management of the ARS Fund. Mr. King is also a member of Rydex Investments' Investment Leadership Team and together with Mr. Byrum, they share final portfolio management decision-making authority. Mr. King's biographical information follows:

JAMES R. KING, CFA, joined Rydex Investments in 1996 and was promoted to assistant portfolio manager in 1997. In 1998, he became a portfolio manager and was promoted in 2001 to senior portfolio manager and currently serves as director of portfolio management. Mr. King has served as an interim director of equity trading and investment operations. Currently, Mr. King's team manages all of the Rydex Investments leveraged and inverse funds, as well as Rydex Sector Rotation Fund. Mr. King is a member of Rydex Investments'

Investment Leadership Team, which determines investment policy for all Rydex Funds. Prior to joining Rydex Investments, he worked as a registered representative at DMG Securities. He holds a degree in finance from the University of Maryland. Mr. King has co-managed the ARS Fund since its inception. Additional information about the Mr. King's compensation, other accounts managed by him, and his ownership of securities in the ARS Fund is available in the ARS SAI, which is incorporated by reference herein.

A discussion regarding the basis for approval of the investment advisory agreement by the Board of Trustees of the Trust is available in the Trust's Semi-Annual Report to Shareholders for the period ended September 30, 2005.

                             ADDITIONAL INFORMATION

OTHER SERVICE PROVIDERS

The following firms serve in the indicated capacities for the Fund and the ARS Fund pursuant to contractual relationships:

--------------------------------------------------------------------------------
                             SPHINX                             ARS FUND
--------------------------------------------------------------------------------
DISTRIBUTOR                          Rydex Distributors, Inc.
                                       9601 Blackwell Road
                                            Suite 500
                                    Rockville, Maryland 20850
--------------------------------------------------------------------------------
ADMINISTRATOR     Rydex Capital Partners I, LLC        Rydex Fund Services, Inc.
                       9601 Blackwell Road                9601 Blackwell Road
                            Suite 500                          Suite 500
                    Rockville, Maryland 20850          Rockville, Maryland 20850

                       Sub-Administrator:
                  Citigroup Fund Services, LLC
                       Two Portland Square
                      Portland, Maine 04101
--------------------------------------------------------------------------------

                               VOTING INFORMATION

As a Delaware statutory trust, the Fund is not required to hold annual meetings of Shareholders. The Fund, however, may hold shareholder meetings from time to time on important matters. Shareholders also have the right to call a meeting to remove a Trustee or to take other action described in the Fund's organizing documents. Also, if at any time, less than a majority of the Trustees holding office has been elected by the Shareholders of the Fund, the Trustees then in office will promptly call a shareholders' meeting for the purpose of electing Trustees to the Fund.

The SPhinX Board has called the Special Meeting in order to permit the Shareholders to consider and vote on the Proposal set forth in the foregoing notice. If you wish to participate in the Special Meeting you may submit the proxy card included with this Combined Proxy Statement/Prospectus or attend in person. Your vote is important no matter how many shares you own. You can vote easily and quickly by mail, by Internet, by telephone or in person. At any time before the Special Meeting, you may change your vote, even though a proxy has already been returned, by written notice to the Fund at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 or by submitting a subsequent proxy, by mail, by Internet, by telephone or by voting in person at the Special Meeting. Should Shareholders require additional information regarding the Proposal contained in the Combined Proxy Statement/Prospectus, they may contact D.F. King at 1-800-628-8528.

As of March 1, 2006, the Fund had 1,683,709 units of beneficial interest ("shares") issued and outstanding.

Only shareholders of the Fund at the close of business on March 1, 2006 are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof.

VOTE REQUIRED TO APPROVE PROPOSAL

If a quorum is present at the Special Meeting, the affirmative vote of a majority of the shares present and entitled to vote at the Special Meeting or represented by proxy will be required to approve the Proposal.

Shares represented by duly executed proxies will be voted in accordance with the instructions given. All proxy cards solicited that are properly executed and received in time to be voted at the Special Meeting will be voted at the Special Meeting or any adjournment thereof according to the instructions on the proxy card. The persons named as attorneys-in-fact in the enclosed proxy have advised the Fund that if no specification is made on a proxy card, it will be voted FOR the matters specified on the proxy card.

Abstentions and broker non-votes will not be counted for or against the Proposal, but will be counted for purposes of determining whether a quorum is present. Accordingly, abstentions and broker non-votes will effectively be a vote against the Proposal. The Fund believes that brokers who hold shares as record owners for beneficial owners have the authority under the rules of the various stock exchanges to vote those shares with respect to the Proposal when they have not received instructions from beneficial owners.

QUORUM AND MEETING ADJOURNMENTS

Each whole share is entitled to one vote, and each fractional share is entitled to a proportionate fractional vote on each matter as to which such shares are to be voted at the Special Meeting. The presence of forty percent (40%) of the Fund's shares entitled to vote on a proposal constitutes a quorum. Abstentions or broker non-votes will be counted as present for purposes of determining the presence of a quorum.

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting, but sufficient votes to approve the Proposal are not received, or if other matters arise requiring Shareholder attention, the persons named as proxy agents may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR such Proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST such Proposal, against such an adjournment.

METHOD OF SOLICITATION AND EXPENSE OF PROXIES

The solicitation of proxies will be largely by mail, but may include telephonic, Internet or oral communication by officers and service providers of the Fund. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses incurred in sending soliciting materials to their principals. RCP will bear the costs of the Shareholders' Special Meeting, proxy materials and any proxy solicitation, which are expected to be approximately $25,000 plus any reasonable expenses incurred throughout the solicitation process.

No business other than the matter described above is expected to come before the Special Meeting, but should any matter incident to the conduct of the Special Meeting or any question as to an adjournment of the Special Meeting arise, the persons named in the enclosed proxy will vote thereon according to their best judgment in the interest of the Fund.

                            OWNERSHIP OF FUND SHARES

THE ARS FUND: As of March 1, 2006, the following persons owned of record or beneficially 5% or more of the shares of the ARS Fund in the following amounts:

--------------------------------------------------------------------------------
                                        Percentage of Class of Shares
     Name and Address          -------------------------------------------------
                                H-Class Shares  A-Class Shares   C-Class Shares
--------------------------------------------------------------------------------
Schwab Special Custody Account      20.38%
- Reinv FBO Customers
Attn:  Mutual Fund Team E
101 Montgomery Street
San Francisco, CA  94104
--------------------------------------------------------------------------------
National Investor Services FBO      13.03%
097-50000-19
55 Water Street, 32nd Floor
New York, NY  10041
--------------------------------------------------------------------------------
Dynamic Capital LLC                  8.51%
9601 Blackwell Rd, Suite 500
Rockville, MD  20850
--------------------------------------------------------------------------------
Pershing LLC                                        11.23%
P.O. Box 2052
Jersey City, NJ  07303
--------------------------------------------------------------------------------
Bear Stearns Securities Corp.                        7.87%
1 Metrotech Center North
Brooklyn, NY  11202
--------------------------------------------------------------------------------
Piper Jaffray                                                         11.17%
NSCC Processing Account
Internal Control
800 Nicolet Mall, Suite 800
Minneapolis, MN  55402
--------------------------------------------------------------------------------

To the knowledge of the ARS Fund, the ARS Fund is not "controlled" (as defined in the 1940 Act) by any person. To the knowledge of the Trust, the beneficial ownership of shares of the ARS Funds by the officers and Trustees of the Trust as a group constitute less than 1% of the outstanding shares of the ARS Fund.

SPHINX: As of March 1, 2006, no persons owned of record or beneficially 5% or more of the Fund's shares. The Fund is not "controlled" (as defined in the 1940
Act) by any person. To the knowledge of the Fund, the beneficial ownership of shares of the Fund by the officers and Trustees the Fund as a group constitute less than 1% of the outstanding shares of the Fund.

                                  MISCELLANEOUS

SECTION 16(A) BENEFICIAL OWNERSHIP REPORTING COMPLIANCE

Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, as applied to the Fund, require the Fund's and the Fund's officers, Trustees, Adviser, affiliates of the investment adviser ("Fund Insiders"), and persons who beneficially own more than 10% of the Fund's outstanding securities ("Reporting Persons"), to file reports of ownership of the Fund's securities and changes in such ownership with the SEC, the New York Stock Exchange, the American Stock Exchange and the Chicago Board Options Exchange.

The Fund believes that during the calendar year ended December 31, 2005, there were no Reporting Persons that were required to comply with the applicable filing requirements.

SHAREHOLDERS SHARING THE SAME ADDRESS

If two or more Shareholders share the same address, only one copy of this Combined Proxy Statement/Prospectus is being delivered to that address, unless the Fund has received contrary instructions from one or more of the Shareholders at that shared address. Upon written or oral request, the Fund will deliver promptly a separate copy of this Combined Proxy Statement/Prospectus to a Shareholder at a shared address. Please note that each Shareholder will receive a separate proxy card, regardless of whether he or she resides at a shared address. Please call 1-888-59-RYDEX (1-888-597-9339) or forward a written request to the Fund c/o Rydex Capital Partners I, LLC, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 if you would like to (1) receive a separate copy of this Combined Proxy Statement/Prospectus; (2) receive your annual reports or proxy statements separately in the future; or (3) request delivery of a single copy of annual reports or proxy statements if you are currently receiving multiple copies at a shared address.

FINANCIAL STATEMENTS AND EXPERTS

PricewaterhouseCoopers LLP ("PwC"), located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103, serves as the independent registered public accounting firm of the ARS Fund and the Fund.

Representatives of PwC are not expected to be present at the Special Meeting, but will be available by telephone should questions arise.

The financial highlights and financial statements for the Fund for its fiscal year ended March 31, 2005 are contained in the Fund's Annual Report dated March 31, 2005, and in the Fund's Prospectus and SAI, each of which is dated August 1, 2005. The Fund's Annual Report, Prospectus and SAI are each incorporated by reference into this Combined Proxy Statement/Prospectus. The audited financial statements of the Fund for its fiscal year ended March 31, 2005 contained in its Annual Report and incorporated by reference into this Combined Proxy Statement/Prospectus, have been incorporated herein in reliance on the report of PwC, given upon the authority of such firm as experts in accounting and auditing.

The ARS Fund commenced operations on September 19, 2005 and therefore is not included in the Trust's most recent Annual Report to Shareholders for the fiscal year ended March 31, 2005. However, the unaudited financial highlights and financial statements for the H-Class Shares of the ARS Fund for the period ended September 30, 2005 are contained in the Trust's Semi-Annual Report dated September 30, 2005. The ARS Fund's Semi-Annual Report, Prospectus and SAI are each incorporated by reference into this Combined Proxy Statement/Prospectus. The financial statements of the ARS Fund for the period ended September 30, 2005 are contained in its Semi-Annual Report and incorporated by reference into this Combined Proxy Statement/Prospectus.

EXPENSES OF THE TRANSACTION

RCP shall bear all of the expenses incurred in connection with entering into and consummating the Reorganization contemplated by the Reorganization Agreement. The estimated expenses for the Reorganization will be approximately $50,000.

LITIGATION

As of the date of this Combined Proxy Statement/Prospectus, neither the Fund nor the ARS Fund is involved in any litigation which would have any material adverse effect upon either the Fund or the ARS Fund or prevent in any material respect the consummation of the Reorganization.

SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to the Fund in writing at 9601 Blackwell Road, Suite 500, Rockville, MD 20850 or Shareholders may call 1-888-59-RYDEX (1-888-597-9339).

SHAREHOLDER PROPOSALS

The Fund is organized as a statutory trust under the laws of Delaware. As such, the Fund is not required to, and does not, have annual meetings. Nonetheless, the Board may call a special meeting of shareholders for action by shareholder vote as may be required by the 1940 Act or as required or permitted by the Declaration of Trust and By-Laws of the Fund. Shareholders who wish to present a proposal for action at a future meeting should submit a written proposal to the Fund for inclusion in a future proxy statement. Shareholders retain the right to request that a meeting of the shareholders be held for the purpose of considering matters requiring shareholder approval.

AVAILABLE INFORMATION

Additional information about the ARS Fund and its H-Class Shares is included in the Rydex Series Funds Prospectus and SAI for the Absolute Return Strategies Fund and Hedged Equity Fund dated September 1, 2005, which have been filed with the SEC and which are incorporated herein by reference. A copy of the ARS Prospectus accompanies this Combined Proxy Statement/Prospectus. Copies of the ARS SAI may be obtained without charge by calling (800) 820-0888. Information about the Fund is included in this Combined Proxy Statement/Prospectus and the Reorganization SAI related to this Combined Proxy Statement/Prospectus.

The Trust and the Fund are subject to the requirements of the 1940 Act and, in accordance with such requirements, file reports and other information with the SEC. You can copy and review information about the Trust and/or the Fund at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about the Trust and the Fund are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROXY
STATEMENT/PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RYDEX SERIES FUNDS OR SPHINX. THIS COMBINED PROXY STATEMENT/PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SECURITIES IN ANY STATE OR OTHER JURISDICTION TO ANY PERSON TO WHOM IT WOULD BE UNLAWFUL TO MAKE THE OFFER IN THAT STATE OR JURISDICTION.

                                                                       EXHIBIT A

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION is dated as of May 23, 2006 (the "Agreement"), by and between Rydex Capital Partners Sphinx Fund, a Delaware statutory trust (the "Selling Fund"), and Rydex Series Funds, a Delaware statutory trust (the "Acquiring Trust"), on behalf of its series, the Rydex Absolute Return Strategies Fund (the "Acquiring Fund"). The Selling Fund and the Acquiring Fund are sometimes referred to collectively, as the "Funds" and individually, as a "Fund."

                             PRELIMINARY STATEMENTS

      The Selling Fund, a closed-end management investment company, and the Acquiring Trust, an open-end management investment company, are each registered under the Investment Company Act of 1940, as amended (the "1940 Act").

      The Boards of Trustees of the Funds have determined that the Reorganization (as defined below) is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization. Nonetheless, certain assets held by the Selling Fund are currently the subject of a temporary restraining order ("TRO") issued by the bankruptcy court as a result of the Refco, LLC bankruptcy proceedings. Because the TRO impacts the liquidity, and could potentially impact the value, of those assets, the Boards of Trustees of the Funds have determined that, to the extent those assets remain subject to the TRO or any other legal restriction at the Effective Time (as defined in Section 9 of this Agreement), those assets will not be transferred to the Acquiring Fund.

      In consideration of the mutual promises contained in this Agreement, the parties hereto agree to effect the transfer of substantially all of the assets of the Selling Fund solely in exchange for (a) the assumption by the Acquiring Fund of certain stated liabilities of the Selling Fund and (b) shares of the Acquiring Fund followed by the distribution, at the Effective Time, of such shares of the Acquiring Fund to the shareholders of the Selling Fund on the terms and conditions in this Agreement in liquidation of the Selling Fund (the "Reorganization"). Any assets of the Selling Fund which are not transferred to the Acquiring Fund pursuant to this Agreement shall be held in trust by the Selling Fund, solely for the benefit of the shareholders of the Selling Fund. Shares of the Acquiring Fund that are given in exchange for the assets of the Selling Fund are referred to as the "Acquiring Fund Shares," and the shares of the Selling Fund that are held by the holders of such shares at the Effective Time are referred to as the "Selling Fund Shares." For purposes of this Agreement, the term "Acquiring Fund Shares" refers only to the H-Class Shares of the Acquiring Fund.

                                   AGREEMENTS

         The parties to this Agreement covenant and agree as follows:

      1. PLAN OF REORGANIZATION. At the Effective Time, the Selling Fund will assign, deliver and otherwise transfer substantially all of its assets and good and marketable title to those assets, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and assign the stated liabilities as set forth in a statement of assets and liabilities, to be prepared as of the Effective Time (the "Statement of Assets and Liabilities") to the Acquiring Fund. Any assets that are subject to legal restrictions shall not be included in the Statement of Assets and Liabilities and shall not be transferred to the Acquiring Fund and the value of Selling Fund Shares shall be reduced accordingly. Any obligations of the Selling Fund to pay current or former shareholders any tender proceeds from assets that are subject to the TRO shall not be included in the Statement of Assets and Liabilities and shall not be transferred to the Acquiring Fund. Any and all obligations that arise out of any action, proceeding, arbitration, or regulatory examination or investigation, whenever commenced, to the extent such obligations arise in connection with assets of the Selling Fund that are subject to the TRO shall not be included in the Statement of Assets and Liabilities and shall not be transferred to the Acquiring Fund.

      The Acquiring Fund shall acquire all the assets, and shall assume all the liabilities, that are included in the Statement of Assets and Liabilities, in exchange for delivery to the Selling Fund by the Acquiring Fund of a number of its Acquiring Fund Shares (both full and fractional) equivalent in value to the Selling Fund Shares of the Selling Fund, less the value of any assets or liabilities of the Selling Fund that are not included in the Statement of Assets and Liabilities, outstanding immediately prior to the Effective Time. The assets and stated liabilities of the Selling Fund, as set forth in the Statement of Assets and Liabilities, shall be exclusively assigned to and assumed by the Acquiring Fund. All debts, liabilities, obligations and duties of the Selling Fund, to the extent that they exist at or after the Effective Time and are stated in the Statement of Assets and Liabilities, shall after the Effective Time, attach to the Acquiring Fund and may be enforced against the Acquiring Fund to the same extent as if the same had been incurred by the Acquiring Fund. If the Selling Fund is unable to make delivery of any of its portfolio securities listed in the Statement of Assets and Liabilities pursuant to this Section to the Acquiring Fund for the reason that any of such securities purchased by the Selling Fund have not yet been delivered to it by the Selling Fund's broker or brokers, then in lieu of such delivery, the Selling Fund shall deliver to the Acquiring Fund, with respect to these securities, executed copies of an agreement of assignment and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund, including brokers' confirmation slips.

      2. TRANSFER OF ASSETS. The assets of the Selling Fund to be acquired by the Acquiring Fund shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable), goodwill and intangible property, and deferred or prepaid expenses as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Selling Fund and other property owned by the Selling Fund at the Effective Time. The assets of the Selling Fund that are not to be acquired by the Acquiring Fund shall be limited to those assets, if any, that are subject to legal restriction, such as the TRO, as of the Effective Time and, thus, are not listed in the Statement of Assets and Liabilities.

      3. LIQUIDATION, DISSOLUTION AND TERMINATION OF THE SELLING FUND. At the Effective Time, those assets that do not transfer to the Acquiring Fund will be held in trust by the Selling Fund for the benefit of the shareholders of the Selling Fund. Following the Effective Time, the Selling Fund will begin to liquidate and the Acquiring Fund Shares (both full and fractional) received by the Selling Fund will be distributed to the shareholders of record of the Selling Fund as of the Effective Time. Each Selling Fund shareholder shall also have the right to receive any dividends or other distributions that were declared prior to the Effective Time, but unpaid at that time, with respect to the Selling Fund Shares that are held by such Selling Fund shareholders at the Effective Time. Each shareholder of the Selling Fund will receive a number of Acquiring Fund Shares equal in value to the Selling Fund Shares held by that shareholder, less the value of any assets retained by the Selling Fund. This liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Acquiring Fund in the name of each shareholder of record of the Selling Fund and representing the respective number of Acquiring Fund Shares due that shareholder. After the Effective Time, the Selling Fund shall cease its business as an investment company and shall not engage in any business activities except for the purposes of winding up its business and affairs, paying any outstanding obligations, marshalling and preserving the value of any retained assets and distributing those assets to shareholders of the Selling Fund in accordance with the provisions of the Agreement. As soon as is reasonable and practicable after the Effective Time, all retained assets of the Selling Fund shall be converted to cash and distributed to the Selling Fund shareholders. Following the complete liquidation of the Selling Fund, all issued and outstanding shares of the Selling Fund shall then be cancelled on the books of the Selling Fund. Officers of the Selling Fund shall make all necessary filings with the Securities and Exchange Commission ("SEC") and other governmental entities to effectuate the termination of the Selling Fund under the 1940 Act and Delaware law.

      4. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

      (a) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Fund Shares to be issued in connection with the Reorganization (i) have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable, and (ii) will be duly registered in conformity with applicable federal and state securities laws, and no shareholder of the Acquiring Fund shall have any option, warrant, or preemptive right of subscription or purchase with respect to the Acquiring Fund's Shares.

      (b) LIABILITIES. There are no liabilities of the Acquiring Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Fund's statement of assets and liabilities, if any, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Selling Fund, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Fund.

      (c) LITIGATION. Except as previously disclosed to the Selling Fund, there are no claims, actions, suits or proceedings pending or, to the actual knowledge of the Acquiring Fund, threatened which would materially adversely affect the Acquiring Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

      (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Acquiring Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of these returns.

      (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

      5. REPRESENTATIONS AND WARRANTIES OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

      (a) MARKETABLE TITLE TO ASSETS. The Selling Fund will have, at the Effective Time, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Acquiring Fund. Upon delivery and payment for these assets, the Acquiring Fund will have good and marketable title to the assets without restriction on the transfer of the assets free and clear of all liens, encumbrances and adverse claims.

      (b) LIABILITIES. There are no liabilities of the Selling Fund, whether or not determined or determinable, other than liabilities disclosed or provided for in the Selling Fund's Statement of Assets and Liabilities, and liabilities incurred in the ordinary course of business prior to the Effective Time or otherwise previously disclosed to the Acquiring Fund, none of which has been materially adverse to the business, assets or results of operations of the Selling Fund.

      (c) LITIGATION. Except as previously disclosed to the Acquiring Fund, there are no claims, actions, suits or proceedings pending or, to the knowledge of the Selling Fund, threatened which would materially adversely affect the Selling Fund or its assets or business or which would prevent or hinder in any material respect consummation of the transactions contemplated by this Agreement.

      (d) TAXES. As of the Effective Time, all federal and other tax returns and reports of the Selling Fund required by law to have been filed shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment of them, and to the best of the Selling Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to any of those returns.

      (e) FEES AND EXPENSES. As of the Effective Time, there are no brokers or finders entitled to receive any payments in connection with the transactions provided for in this Agreement.

      6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND. The obligations of the Acquiring Fund under this Agreement shall be subject to the following conditions:

      (a) All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

      (b) The Acquiring Trust shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Acquiring Trust, and dated as of the Effective Time, to the effect that:

      (1) the Selling Fund is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

      (2) the shares of the Selling Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Selling Fund;

      (3) this Agreement has been duly authorized, executed and delivered by the Selling Fund and represents a valid and binding contract of the Selling Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification nor with respect to provisions of this Agreement intended to limit liability for particular matters to the Selling Fund and its assets;

      (4) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Selling Fund or any material agreement known to such counsel to which the Selling Fund is a party or by which it is bound;

      (5) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Selling Fund of the transactions contemplated by this Agreement, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

      (6) the Selling Fund is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

      Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Selling Fund with certain officers of the Selling Fund and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement, and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Selling Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto, contained any untrue statement of a material fact or omitted to state any material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to the Selling Fund contained or incorporated by reference in the Form N-14 Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Acquiring Trust and its Board of Trustees and officers.

      In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

      7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND. The obligations of the Selling Fund under this Agreement shall be subject to the following conditions:

      (a) All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date of this Agreement and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

      (b) The Selling Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, counsel to both Funds, regarding the transaction, in a form reasonably satisfactory to the Selling Fund, and dated as of the Effective Time, to the effect that:

      (1) the Acquiring Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware;

      (2) the shares of the Acquiring Fund issued and outstanding at the Effective Time are legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquiring Trust, and the Acquiring Fund Shares to be delivered to the Selling Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the terms of this Agreement, will be legally issued, fully paid and non-assessable under the laws of the State of Delaware by the Acquiring Trust, and no shareholder of the Acquiring Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof based on a review of the Acquiring Trust's Agreement and Declaration of Trust and By-laws and otherwise to such counsel's knowledge;

      (3) the Board of Trustees of the Acquiring Trust has duly authorized the Acquiring Fund as a class of units of beneficial interest of the Acquiring Trust pursuant to the terms of the Agreement and Declaration of Trust of the Acquiring Trust;

      (4) this Agreement has been duly authorized, executed and delivered by the Acquiring Trust and represents a valid and binding contract of the Acquiring Trust, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability related to or affecting creditors' rights and to general equity principles; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification nor with respect to provisions of this Agreement intended to limit liability for particular matters to the Acquiring Fund and its assets;

      (5) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Agreement and Declaration of Trust or Bylaws of the Acquiring Trust or any material agreement known to such counsel to which the Acquiring Trust is a party or by which it is bound;

      (6) to the knowledge of such counsel no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

      (7) the Acquiring Trust is registered as an investment company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

      Such opinion: (i) shall state that while such counsel have not verified, and are not passing upon and do not assume responsibility for, the accuracy, completeness, or fairness of any portion of the Form N-14 Registration Statement relating to the Reorganization or any amendment thereof or supplement thereto, they have generally reviewed and discussed certain information included therein with respect to the Acquiring Fund and the Acquiring Trust with certain officers of the Acquiring Trust and that in the course of such review and discussion no facts came to the attention of such counsel which caused them to believe that, on the respective effective or clearance dates of the Form N-14 Registration Statement and any amendment thereof or supplement thereto and only insofar as they relate to information with respect to the Acquiring Trust and the Acquiring Fund, the Form N-14 Registration Statement or any amendment thereof or supplement thereto contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; (ii) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to the Acquiring Trust or the Acquiring Fund contained or incorporated by reference in the Form N-14 Registration Statement; and (iii) shall state that such opinion is solely for the benefit of the Selling Fund and its Board of Trustees and officers.

      In giving such opinion, Morgan, Lewis & Bockius LLP may rely upon officers' certificates and certificates of public officials.

      8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND AND THE ACQUIRING FUND. The obligations of the Selling Fund and the Acquiring Fund to effectuate this Agreement shall be subject to the satisfaction of each of the following conditions as of the Effective Time:

      (a) Any authority from the SEC as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement shall have been received.

      (b) The Registration Statement on Form N-1A of the Acquiring Fund shall be effective under the 1933 Act, and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      (c) The Acquiring Fund has filed all documents and paid all fees required to permit its shares to be offered to the public in all states of the United States, the Commonwealth of Puerto Rico and the District of Columbia (except where such qualifications are not required) so as to permit the transfer contemplated by this Agreement to be consummated.

      (d) A vote approving this Agreement and the Reorganization contemplated by this Agreement shall have been adopted by at least a majority of the shares of the Selling Fund present in person or by proxy and entitled to vote.

      (e) The Board of Trustees of the Acquiring Trust, at a meeting duly called for such purpose, shall have authorized the issuance by the Acquiring Fund of Acquiring Fund Shares at the Effective Time in exchange for the assets of the Selling Fund pursuant to the terms and provisions of this Agreement.

      9. EFFECTIVE TIME OF THE REORGANIZATION. The exchange of the Selling Fund's assets for corresponding Acquiring Fund Shares shall be effective at 4:00 P.M., EASTERN TIME ON June 2, 2006, or at such other time and date as fixed by the mutual consent of the parties (the "Effective Time").

      10. TERMINATION. This Agreement and the transactions contemplated by this Agreement may be terminated and abandoned with respect to the Acquiring Fund and/or the Selling Fund, without penalty, by resolution of the Board of Trustees of the Acquiring Trust or Selling Fund, respectively, or at the discretion of any duly authorized officer of the Acquiring Trust or Selling Fund, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board or officer, make proceeding with the

Agreement inadvisable. In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund or Acquiring Trust, or their respective Boards of Trustees or officers.

      11. AMENDMENT AND WAIVER. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties; pROVIDED, THAT no amendment may have the effect of changing the provisions for determining the number or value of Acquiring Fund Shares to be paid to the Selling Fund's shareholders under this Agreement to the detriment of the Selling Fund's shareholders without their further approval. Furthermore, either party may waive any breach by the other party or the failure to satisfy any of the conditions to its obligations (this waiver must be in writing and authorized by the President or any Vice President of the waiving party with or without the approval of the party's shareholders).

      12. INDEMNIFICATION.

      (a) The Acquiring Fund shall indemnify, defend and hold harmless the Selling Fund, its trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

      (b) The Selling Fund, with respect to any claim asserted prior to the Effective Time, shall indemnify, defend and hold harmless the Acquiring Fund, its Trustees, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

      13. FEES AND EXPENSES. Each Fund shall be solely liable for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated.

      14. HEADINGS, COUNTERPARTS, ASSIGNMENT.

      (a) The article and paragraph headings contained in this Agreement are for reference purposes only and shall not effect in any way the meaning or interpretation of this Agreement.

      (b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      (c) This Agreement shall be binding upon and inure to the benefit of the parties and their respective successors and assigns, but no assignment or transfer of any rights or obligations shall be made by any party without the written consent of the other party. Nothing in this Agreement expressed or implied is intended nor shall be construed to confer upon or give any person, firm or corporation (other than the parties and their respective successors and assigns) any rights or remedies under or by reason of this Agreement.

      15. ENTIRE AGREEMENT. The Acquiring Fund and Selling Fund agree that neither party has made any representation, warranty or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to this Agreement or in connection with this Agreement shall survive the consummation of the transactions contemplated under this Agreement.

      16. FURTHER ASSURANCES. The Acquiring Fund and Selling Fund shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated by this Agreement.

      17. BINDING NATURE OF AGREEMENT. As provided in the Selling Fund's and Acquiring Trust's By-laws, as amended and supplemented to date, this Agreement was authorized by the Trustees of the Selling Fund and the

Acquiring Trust, on behalf of the Acquiring Fund, as Trustees and not individually, and executed by the undersigned officers of the Selling Fund and the Acquiring Trust, on behalf of the Acquiring Fund, as officers and not individually. The obligations of this Agreement are not binding upon the undersigned officers, Trustees, shareholders, nominees or agents individually, but are binding only upon the assets and property of the Selling Fund and Acquiring Fund. Moreover, no class or series of the Acquiring Trust shall be liable for the obligations of any other classes or series of the Acquiring Trust.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                              RYDEX CAPITAL PARTNERS SPHINX FUND


                              By:
                                 --------------------------------
                              Name: Michael Byrum
                              Title: President

                              RYDEX SERIES FUNDS
                              on behalf of Rydex Absolute Return Strategies Fund


                              By:
                                 --------------------------------
                              Name:  Carl Verboncoeur
                              Title: President

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                         9601 BLACKWELL ROAD, SUITE 500
                            ROCKVILLE, MARYLAND 20850

                           --------------------------

                  PROXY SOLICITED BY THE BOARD OF TRUSTEES FOR
                       THE SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON MAY 23, 2006

The undersigned, hereby appoints Michael Byrum and Joanna Haigney as proxies and each of them, each with full power of substitution, to vote at the Special Meeting of Shareholders of the Rydex Capital Partners SPhinX Fund (the "Fund" or "SPhinX"), to be held at the offices of Rydex Capital Partners I, LLC, 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850 on May 23, 2006, at 4:00 P.M., and any adjournments or postponements of the Special Meeting (the "Special Meeting") all shares of beneficial interest of the Fund that the undersigned would be entitled to vote if personally present at the Special Meeting ("Shares") on the proposal set forth below, and in accordance with their own discretion, any other matters properly brought before the Special Meeting. The undersigned hereby revokes any prior proxy to vote at such meeting, and hereby ratifies and confirms all that said attorneys and proxies, or either of them, may lawfully do by virtue thereof.

THE  BOARD OF  TRUSTEES  OF THE  FUND  RECOMMENDS  A VOTE  "FOR"  THE  FOLLOWING
PROPOSAL:

To consider and vote on a proposal to approve an Agreement and Plan of Reorganization providing for: (a) the transfer of all of the assets and certain stated liabilities of SPhinX to the Absolute Return Strategies Fund (the "ARS
Fund), a series of Rydex Series Funds, an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), in exchange for H-Class Shares of the ARS Fund; (b) the distribution of such H-Class Shares of the ARS Fund to the shareholders of SPhinX in connection with its liquidation; and (c) the dissolution under state law and the de-registration under the 1940 Act of SPhinX.

     FOR  |_|                   AGAINST  |_|                 ABSTAIN  |_|

THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN BY THE SIGNING SHAREHOLDER. IF NO DIRECTION IS GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS PROXY WILL BE VOTED FOR THE FOREGOING PROPOSAL AND WILL BE VOTED IN THE APPOINTED PROXIES' DISCRETION UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING.

The undersigned hereby acknowledges receipt of the Notice of Special Meeting and the Combined Proxy Statement/Prospectus dated April 11, 2006. Your signature(s) on this proxy should be exactly as your name(s) appear on this proxy. If the shares are held jointly, each holder should sign this proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Dated: ___________ __, 2006


                                          --------------------------------
                                          Signature of Shareholder


                                          --------------------------------
                                          Signature (Joint owners)

PLEASE DATE, SIGN AND RETURN PROMPTLY USING THE ENCLOSED, POSTAGE-PAID ENVELOPE WHETHER OR NOT YOU EXPECT TO ATTEND THE SPECIAL MEETING. YOU MAY VOTE IN PERSON IF YOU ATTEND THE SPECIAL MEETING.

                       RYDEX CAPITAL PARTNERS SPHINX FUND

                         9601 BLACKWELL ROAD, SUITE 500,
                            ROCKVILLE, MARYLAND 20850

                       STATEMENT OF ADDITIONAL INFORMATION

                       SPECIAL MEETING OF SHAREHOLDERS OF

                       RYDEX CAPITAL PARTNERS SPHINX FUND

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Combined Proxy Statement/Prospectus dated April 11, 2006, for the Special Meeting of Shareholders of the Rydex Capital Partners SPhinX Fund (the "Fund"), to be held on May 23, 2006. Copies of the Combined Proxy Statement/Prospectus may be obtained at no charge by calling the Fund at 1-888-59-RYDEX (1-888-597-9339).

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement/Prospectus.

Further information about the H-Class Shares of the Absolute Return Strategies Fund (the "ARS Fund"), a series of Rydex Series Funds, is contained in the Rydex Series Funds Prospectus and Statement of Additional Information for the Absolute Return Strategies Fund and Hedged Equity Fund, dated September 1, 2005. The Rydex Series Funds Statement of Additional Information for the Absolute Return Strategies Fund and Hedged Equity Fund is incorporated herein by reference. The audited financial statements, notes thereto and related independent auditor's report are contained in the Rydex Series Funds Annual Report dated March 31, 2005, and are incorporated herein by reference. No other parts of the Rydex Series Funds Annual Report dated March 31, 2005 are incorporated by reference herein.

Further information about the Fund is contained in and incorporated herein by reference to the Fund's Prospectus and Statement of Additional Information dated August 1, 2005. The audited financial statements, notes thereto and related independent auditor's report for the Fund contained in the Annual Report dated March 31, 2005, are incorporated herein by reference. No other parts of the Fund's Annual Report are incorporated by reference herein.

THE UNAUDITED PRO FORMA FINANCIAL STATEMENTS OF SPHINX AND THE ARS FUND ARE ATTACHED AS EXHIBIT A AND ARE INCORPORATED BY REFERENCE INTO THIS SAI.

The date of this Statement of Additional Information is April 11, 2006.

                                                                       EXHIBIT A

Shown below are PRO FORMA financial statements for the Rydex Capital Partners SPhinX Fund (the "Fund"), a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and the Absolute Return Strategies Fund (the "ARS Fund"), a series of Rydex Series Funds, an open-end management investment company registered under the 1940 Act, assuming the proposed Reorganization of the Fund into and with the ARS Fund is consummated, as of December 31, 2005. The first table presents the Statement of Assets and Liabilities for the Fund and the ARS Fund and estimated PRO FORMA figures for the combined portfolio as if the Reorganization had occurred on December 31, 2005. The second table presents Statement of Operations for the Fund and the ARS Fund and estimated PRO FORMA figures for the combined portfolio. The third table presents the Statement of Changes in Net Assets for the Fund and the ARS Fund and estimated PRO FORMA figures for the combined portfolio. The fourth table presents the Schedule of Investments for the Fund and the ARS Fund and estimated PRO FORMA figures for the combined portfolio. The tables are followed by the Notes to the PRO FORMA Financial Statements. The PRO FORMA financial information is based on the financial statements of the Fund and the ARS Fund as of and for the year ended December 31, 2005. The PRO FORMA information has not been audited and may involve certain judgments or estimates, and may not necessarily be representative of what the actual combined financial statement would have been had the Reorganization occurred as of December 31, 2005.

ABSOLUTE RETURN STRATEGIES FUND                                DECEMBER 31, 2005
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                                          SHARES    MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCKS  44.2%
FINANCIALS
      INSURANCE
      Prudential Financial, Inc.                           1,249     $    91,414
      AFLAC, Inc.                                          1,219          56,586
      Chubb Corp.                                            350          34,177
      XL Capital Ltd.                                        460          30,995
      ACE Ltd.                                               500          26,720
      UICI                                                   640          22,726
      Loews Corp.                                            230          21,816
      MBIA, Inc.                                             230          13,837
      SAFECO Corp.                                           220          12,430
                                                                     -----------
TOTAL INSURANCE                                                          310,701
      CAPITAL MARKETS
      Goldman Sachs Group, Inc.                            1,199         153,124
      Franklin Resources, Inc.                               420          39,484
      E*Trade Financial Corp.*                             1,359          28,349
      UBS AG                                                 100           9,515
      Merrill Lynch & Co., Inc.                              120           8,128
      Morgan Stanley                                         140           7,944
      Credit Suisse Group -- SP ADR                          150           7,642
      Deutsche Bank AG                                        70           6,781
      Lehman Brothers Holdings, Inc.                          50           6,408
      Nomura Holdings, Inc. -- SP ADR                        320           6,150
      Bank of New York Co., Inc.                             160           5,096
      State Street Corp.                                      80           4,435
      Mellon Financial Corp.                                 110           3,768
      Legg Mason, Inc.                                        30           3,591
      Bear Stearns Cos., Inc.                                 30           3,466
                                                                     -----------
TOTAL CAPITAL MARKETS                                                    293,881
      REAL ESTATE
      AMLI Residential Properties Trust                      620          23,591
      Criimi MAE, Inc.*                                    1,179          23,344
      Shurgard Storage Centers, Inc. -- Class A              410          23,251
      Prentiss Properties Trust                              570          23,188
      CenterPoint Properties Trust                           410          20,287
      Town & Country Trust                                   600          20,286
      Arden Realty, Inc.                                     440          19,725
      Plum Creek Timber Co., Inc. (REIT)                     450          16,222
      Archstone-Smith Trust                                  250          10,473
                                                                     -----------
TOTAL REAL ESTATE                                                        180,367
      BANKS
      National City Corp.                                  1,109          37,229
      Westcorp                                               360          23,979
      Central Coast Bancorp*                                 949          23,478
      Unizan Financial Corp.                                 869          23,081
      Hudson United Bancorp                                  550          22,924
      Main Street Banks, Inc.                                739          20,123
                                                                     -----------
TOTAL BANKS                                                              150,814
      THRIFTS & MORTGAGE FINANCE
      Fannie Mae                                           1,489          72,678
      Independence Community Bank Corp.                      590          23,441
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                          96,119
      CONSUMER FINANCE
      WFS Financial, Inc.*                                   310          23,607
      MBNA Corp.                                             869          23,593
      Collegiate Funding Services LLC*                     1,039          20,520
                                                                     -----------
TOTAL CONSUMER FINANCE                                                    67,720
      DIVERSIFIED FINANCIALS
      CIT Group, Inc.                                        370          19,159
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                              19,159
                                                                     -----------
TOTAL FINANCIALS                                                       1,118,761
INFORMATION TECHNOLOGY
      INTERNET SOFTWARE & SERVICES
      Yahoo!, Inc.*                                        3,108         121,771
      Google, Inc. -- Class A*                               160          66,378
      VeriSign, Inc.*                                        630          13,810
      Akamai Technologies, Inc.*                             490           9,766
      CNET Networks, Inc.*                                   550           8,079
      aQuantive, Inc.*                                       320           8,077
      ValueClick, Inc.*                                      400           7,244
      Websense, Inc.*                                        110           7,220
      EarthLink, Inc.*                                       610           6,777
      Digitas, Inc.*                                         520           6,510
      Openwave Systems, Inc.*                                360           6,289
      Netease.com, Inc. -- SP ADR*                           110           6,178
      Sina Corp.*                                            250           6,040
      Digital River, Inc.*                                   170           5,056
      WebEx Communications, Inc.*                            220           4,759
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                       283,954
      SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      Broadcom Corp. -- Class A*                           1,249          58,890
      Texas Instruments, Inc.                              1,429          45,828
      Advanced Micro Devices, Inc.*                        1,129          34,548
      Micron Technology, Inc.*                             1,749          23,279
      Freescale Semiconductor, Inc. -- Class B*              640          16,109
      Novellus Systems, Inc.*                                390           9,407
      Teradyne, Inc.*                                        560           8,159
      LSI Logic Corp.*                                       340           2,720
                                                                     -----------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                            198,940
      SOFTWARE
      Intellisync Corp.*                                   4,597          23,720
      Captiva Software Corp.*                              1,059          23,563
      Geac Computer Corp. Ltd.*                            2,149          23,424
      Serena Software, Inc.*                                 999          23,417
      CCC Information Services Group*                        889          23,310
      Cyberguard Corp.*                                    2,568          22,675
      Jamdat Mobile, Inc.*                                   769          20,440
      Micromuse, Inc.*                                     2,038          20,156
      Parametric Technology Corp.*                           770           4,697
      Compuware Corp.*                                       340           3,050
                                                                     -----------
TOTAL SOFTWARE                                                           188,452
      COMMUNICATIONS EQUIPMENT
      Corning, Inc.*                                       3,428          67,394
      Scientific-Atlanta, Inc.                               550          23,689
      Enterasys Networks, Inc.*                            1,779          23,625
      Dycom Industries, Inc.*                                320           7,040
                                                                     -----------

TOTAL COMMUNICATIONS EQUIPMENT                                           121,748
      COMPUTERS & PERIPHERALS
      Apple Computer, Inc.*                                1,199          86,196
      Maxtor Corp.*                                        2,878          19,973
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                            106,169
      IT CONSULTING & SERVICES
      iPayment Holdings, Inc.*                               580          24,082
      Acxiom Corp.                                         1,019          23,437
      Anteon International Corp.*                            380          20,653
      Computer Sciences Corp.*                               130           6,583
      Affiliated Computer Services, Inc. -- Class A*          90           5,326
      Sabre Holdings Corp.                                    90           2,170
      Convergys Corp.*                                       100           1,585
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                            83,836
      OFFICE ELECTRONICS
      Xerox Corp.*                                           680           9,962
                                                                     -----------
TOTAL OFFICE ELECTRONICS                                                   9,962
TOTAL INFORMATION TECHNOLOGY
HEALTH CARE
      HEALTH CARE PROVIDERS & SERVICES
      Aetna, Inc.                                          1,009          95,159
      CIGNA Corp.                                            280          31,276
      McKesson Corp.                                         520          26,827
      Medco Health Solutions, Inc.*                          460          25,668
      NDCHealth Corp.*                                     1,239          23,826
      IDX Systems Corp.*                                     540          23,717
      Renal Care Group, Inc.*                                500          23,655
      Specialty Laboratories, Inc.*                        1,789          23,346
      Beverly Enterprises, Inc.*                           1,969          22,978
      HCA, Inc.                                              340          17,170
      AmerisourceBergen Corp.                                350          14,490
      Humana, Inc.*                                          210          11,409
      WellPoint, Inc.*                                       140          11,183
      Cardinal Health, Inc.                                  120           8,250
      Caremark Rx, Inc.*                                     140           7,251
      Health Management Associates, Inc. -- Class A          250           5,490
      Coventry Health Care, Inc.*                             70           3,987
      Laboratory Corporation of America Holdings*             70           3,769
      Patterson Cos., Inc.*                                   70           2,338
      Manor Care, Inc.                                        40           1,591
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   383,380
      HEALTH CARE EQUIPMENT & SUPPLIES
      Guidant Corp.                                        1,399          90,585
      Boston Scientific Corp.*                             2,179          53,364
      Micro Therapeutics, Inc.*                            3,877          26,868
      Fisher Scientific International, Inc.*                 390          24,125
      Animas Corp.*                                          839          20,262
      Waters Corp.*                                          370          13,986
      PerkinElmer, Inc.                                      420           9,895
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   239,085
      BIOTECHNOLOGY
      Gilead Sciences, Inc.*                                 879          46,262
      Abgenix, Inc.*                                         939          20,198
      Amgen, Inc.*                                           200          15,772
      Genentech, Inc.*                                       170          15,725
      Genzyme Corp.*                                          90           6,370
      Celgene Corp.*                                          80           5,184
      Applera Corp. - Applied Biosystems Group               140           3,718
      Amylin Pharmaceuticals, Inc.*                           90           3,593
      Invitrogen Corp.*                                       50           3,332
      Protein Design Labs, Inc.*                             110           3,126
      ImClone Systems, Inc.*                                  90           3,082
      Charles River Laboratories International, Inc.*         70           2,966
      Affymetrix, Inc.*                                       60           2,865
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                      132,193
      PHARMACEUTICALS
      Pfizer, Inc.                                         3,597          83,882
      Merck & Co., Inc.                                    1,069          34,005
                                                                     -----------
TOTAL PHARMACEUTICALS                                                    117,887
                                                                     -----------
TOTAL HEALTH CARE                                                        872,545
INDUSTRIALS
      ROAD & RAIL
      Norfolk Southern Corp.                               2,069          92,753
      Burlington Northern Santa Fe Corp.                     490          34,702
      Canadian National Railway Co.                          150          11,998
      CSX Corp.                                              170           8,631
      Canadian Pacific Railway Ltd.                          150           6,292
      J.B. Hunt Transport Services, Inc.                     220           4,981
      CNF, Inc.                                               80           4,471
      Yellow Roadway Corp.*                                   90           4,015
      Landstar System, Inc.                                   90           3,757
      Laidlaw International, Inc.                            160           3,717
      Kansas City Southern*                                  150           3,664
      Knight Transportation, Inc.                            170           3,524
      Florida East Coast Industries, Inc.                     70           2,966
      Heartland Express, Inc.                                140           2,841
                                                                     -----------
TOTAL ROAD & RAIL                                                       188,312
      MACHINERY
      Ingersoll-Rand Co. -- Class A                        1,519          61,322
      Cummins, Inc.                                          280          25,125
      Lancer Corp./TX*                                     1,079          23,576
      Titan International, Inc.                            1,349          23,270
      Parker Hannifin Corp.                                  210          13,852
                                                                     -----------
TOTAL MACHINERY                                                          147,145
      AEROSPACE & DEFENSE
      Northrop Grumman Corp.                               2,228         133,925
      Goodrich Corp.                                          90           3,699
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                                137,624
      COMMERCIAL SERVICES & SUPPLIES
      Cendant Corp.                                        1,809          31,205
      Waste Management, Inc.                                 969          29,409
      Monster Worldwide, Inc.*                               550          22,451
      Robert Half International, Inc.                        550          20,840
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     103,905
      TRADING COMPANIES & DISTRIBUTORS
      W.W. Grainger, Inc.                                    220          15,642
      Fastenal Co.                                           370          14,500
      MSC Industrial Direct Co. -- Class A                   250          10,055
      United Rentals, Inc.*                                  370           8,654
      Hughes Supply, Inc.                                    240           8,604

      WESCO International, Inc.*                             200           8,546
      GATX Corp.                                             220           7,938
      Watsco, Inc.                                           130           7,775
      Applied Industrial Technologies, Inc.                  190           6,401
      Beacon Roofing Supply, Inc.*                           180           5,172
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    93,287
      CONSTRUCTION & ENGINEERING
      Fluor Corp.                                            200          15,452
      Jacobs Engineering Group, Inc.*                        160          10,859
      Shaw Group, Inc.*                                      310           9,018
      McDermott International, Inc.*                         190           8,476
      Foster Wheeler, Ltd.*                                  200           7,356
      URS Corp.*                                             190           7,146
      Chicago Bridge & Iron NV Co.                           280           7,059
      Washington Group International, Inc.*                  120           6,356
      Quanta Services, Inc.*                                 480           6,322
      Granite Construction, Inc.                             170           6,105
      EMCOR Group, Inc.*                                      80           5,402
      Insituform Technologies, Inc. -- Class A*              180           3,487
                                                                     -----------
TOTAL CONSTRUCTION & ENGINEERING                                          93,038
      AIRLINES
      Ryanair Holdings  PLC -- SP ADR*                       290          16,237
      Gol Linhas Aereas Inteligentes SA -- SP ADR            460          12,976
      AMR Corp.*                                             480          10,670
      JetBlue Airways Corp.*                                 570           8,767
      Lan Airlines SA-SP ADR                                 210           7,871
      Continental Airlines, Inc. -- Class B*                 310           6,603
      AirTran Holdings, Inc.                                 380           6,091
      SkyWest, Inc.                                          210           5,641
      Alaska Air Group, Inc.*                                140           5,001
                                                                     -----------
TOTAL AIRLINES                                                            79,857
      ELECTRICAL EQUIPMENT
      American Power Conversion Corp.                        150           3,300
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                                 3,300
      AIR FREIGHT & COURIERS
      Ryder System, Inc.                                      70           2,871
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                               2,871
TOTAL INDUSTRIALS                                                        849,339
CONSUMER DISCRETIONARY
      MEDIA
      Comcast Corp. -- Class A*                            2,928          76,011
      The Walt Disney Co.                                  2,738          65,630
      Liberty Corp.                                          500          23,405
      Dex Media, Inc.                                        859          23,270
                                                                     -----------
TOTAL MEDIA                                                              188,316
      HOTELS, RESTAURANTS & LEISURE
      La Quinta Corp.*                                     2,129          23,717
      MTR Gaming Group, Inc.*                              1,998          20,799
      Dave & Buster's, Inc.*                               1,159          20,410
      Marriott International, Inc. -- Class A                290          19,421
      Harrah's Entertainment, Inc.                           150          10,694
      Hilton Hotels Corp.                                    130           3,134
                                                                     -----------
TOTAL HOTELS, RESTAURANTS & LEISURE                                       98,175
      TEXTILES & APPAREL
      Reebok International Ltd.                              540          31,444
      Tommy Hilfiger Corp.*                                1,269          20,608
      VF Corp.                                               140           7,748
      Jones Apparel Group, Inc.                              150           4,608
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                  64,408
      SPECIALTY RETAIL
      Linens 'N Things, Inc.*                                909          24,179
      Goody's Family Clothing, Inc.                        2,508          24,052
      Office Depot, Inc.*                                    260           8,164
      Circuit City Stores, Inc.                              250           5,648
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                    62,043
      MULTILINE RETAIL
      Federated Department Stores, Inc.                      360          23,879
      J.C. Penney Holding Co., Inc.                          210          11,676
      Sears Holdings Corp.*                                   60           6,932
      Dillard's, Inc. -- Class A                             220           5,460
      Family Dollar Stores, Inc.                             140           3,470
                                                                     -----------
TOTAL MULTILINE RETAIL                                                    51,417
      INTERNET & CATALOG RETAIL
      J. Jill Group, Inc.*                                 1,219          23,198
      Provide Commerce, Inc.*                                619          20,495
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                           43,693
      AUTOMOBILES
      General Motors Corp.                                   720          13,982
      Ford Motor Co.                                       1,619          12,499
                                                                     -----------
TOTAL AUTOMOBILES                                                         26,481
      HOUSEHOLD DURABLES
      Pulte Homes, Inc.                                      560          22,042
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                                  22,042
      AUTO COMPONENTS
      Johnson Controls, Inc.                                 240          17,499
      Goodyear Tire & Rubber Co.*                            140           2,433
      Delphi Corp.                                           750             218
                                                                     -----------
TOTAL AUTO COMPONENTS                                                     20,150
      LEISURE EQUIPMENT & PRODUCTS
      Brunswick Corp.                                        120           4,879
                                                                     -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                         4,879
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                             581,604
ENERGY
      OIL & GAS
      Valero Energy Corp.                                  2,708         139,733
      Williams Cos., Inc.                                  5,376         124,562
      ConocoPhillips                                         739          42,995
      Vintage Petroleum, Inc.                                430          22,932
      General Maritime Corp.                                 520          19,261
      Exxon Mobil Corp.                                      190          10,672
      Amerada Hess Corp.                                      80          10,145
      Royal Dutch Shell  PLC -- SP ADR                       150           9,223
      Kerr-McGee Corp.                                       100           9,086
      BP PLC -- SP ADR                                       130           8,349
      PetroChina Co. Ltd. -- SP ADR                           80           6,557
      Total SA -- SP ADR                                      50           6,320
      Chevron Corp.                                          100           5,677
      ENI-Ente Nazionale Idrocarburi -- SP ADR                40           5,578
      Petroleo Brasiliero SA -- Petrobras                     70           4,989
      Imperial Oil Ltd.                                       40           3,984

      China Petroleum & Chemical Corp. -- SP ADR              80           3,968
      EnCana Corp.                                            80           3,613
      Repsol YPF SA -- SP ADR                                110           3,235
      Statoil ASA -- SP ADR                                   80           1,837
                                                                     -----------
TOTAL OIL & GAS                                                          442,716
      ENERGY EQUIPMENT & SERVICES
      Rowan Cos., Inc.                                       570          20,315
      Schlumberger Ltd.                                      130          12,629
      Transocean, Inc.*                                      110           7,666
      Baker Hughes, Inc.                                     120           7,294
      Weatherford International Ltd.*                        190           6,878
      BJ Services Co.                                        160           5,867
      Tenaris SA -- SP ADR                                    50           5,725
      Nabors Industries Ltd.*                                 70           5,302
      GlobalSantaFe Corp.                                    110           5,296
      Noble Corp.                                             70           4,938
      Diamond Offshore Drilling, Inc.                         70           4,869
      Smith International, Inc.                              120           4,453
      ENSCO International, Inc.                               90           3,992
      Patterson-UTI Energy, Inc.                             110           3,625
      Precision Drilling Trust                               110           3,619
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        102,468
                                                                     -----------
TOTAL ENERGY                                                             545,184
CONSUMER STAPLES
      FOOD PRODUCTS
      Archer-Daniels-Midland Co.                           4,127         101,772
      Hershey Co.                                            949          52,432
      General Mills, Inc.                                    770          37,976
                                                                     -----------
TOTAL FOOD PRODUCTS                                                      192,180
      FOOD & DRUG RETAILING
      Costco Wholesale Corp.                               1,859          91,965
      Safeway, Inc.                                        1,739          41,145
      Supervalu, Inc.                                        330          10,718
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                              143,828
      TOBACCO
      Altria Group, Inc.                                     760          56,787
      Reynolds American, Inc.                                310          29,553
      UST, Inc.                                              640          26,131
                                                                     -----------
TOTAL TOBACCO                                                            112,471
      BEVERAGES
      Molson Coors Brewing Co. -- Class B                    100           6,699
                                                                     -----------
TOTAL BEVERAGES                                                            6,699
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   455,178
                                                                     -----------
MATERIALS
      METALS & MINING
      Phelps Dodge Corp.                                     260          37,406
      Roanoke Electric Steel Corp.                           999          23,576
      Nucor Corp.                                            330          22,018
      United States Steel Corp.                              370          17,786
      BHP Billiton Ltd. -- SP ADR                            370          12,365
      Rio Tinto  PLC -- SP ADR                                60          10,967
      Anglo American  PLC -- ADR                             270           9,391
      Companhia Vale do Rio Doce -- SP ADR                   200           8,228
      Alcoa, Inc.                                            220           6,505
      Newmont Mining Corp.                                   120           6,408
      Barrick Gold Corp.                                     180           5,017
      Mittal Steel NV Co. -- Class A                         190           5,003
      POSCO -- SP ADR                                        100           4,951
      Alcan, Inc.                                            110           4,504
      AngloGold Ashanti Ltd. -- SP ADR                        90           4,440
      Falconbridge Ltd.                                      130           3,852
                                                                     -----------
TOTAL METALS & MINING                                                    182,417
      PAPER & FOREST PRODUCTS
      Weyerhaeuser Co.                                       230          15,258
      MeadWestvaco Corp.                                     430          12,053
      Louisiana-Pacific Corp.                                110           3,022
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                             30,333
      CONSTRUCTION MATERIALS
      Vulcan Materials Co.                                   170          11,518
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                              11,518
                                                                     -----------
TOTAL MATERIALS                                                          224,268
TELECOMMUNICATION SERVICES
      DIVERSIFIED TELECOMMUNICATION SERVICES
      BellSouth Corp.                                      1,289          34,932
      Telewest Global, Inc.*                               1,019          24,273
      PanAmSat Holding Corp.                                 959          23,496
      New Skies Satellites Holdings Ltd.                     929          20,224
      Verizon Communications, Inc.                           510          15,361
      AT&T, Inc.                                             610          14,939
      CenturyTel, Inc.                                        90           2,984
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             136,209
      WIRELESS TELECOMMUNICATION SERVICES
      Alltel Corp.                                           550          34,705
      Alamosa Holdings, Inc.*                              1,259          23,430
      Nextel Partners, Inc. -- Class A*                      719          20,089
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 78,224
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                         214,433
UTILITIES
      MULTI-UTILITIES
      Constellation Energy Group, Inc.                       550          31,680
      Public Service Enterprise Group, Inc.                  360          23,389
      NorthWestern Corp.                                     740          22,992
      PG&E Corp.                                             260           9,651
      Duke Energy Corp.                                      180           4,941
      NiSource, Inc.                                         190           3,963
                                                                     -----------
TOTAL MULTI-UTILITIES                                                     96,616
      ELECTRIC UTILITIES
      Cinergy Corp.                                          580          24,627
      Exelon Corp.                                           340          18,068
      Entergy Corp.                                          150          10,297
      American Electric Power Co., Inc.                      270          10,014
      Allegheny Energy, Inc.*                                300           9,495
      Pinnacle West Capital Corp.                             70           2,895
                                                                     -----------
TOTAL ELECTRIC UTILITIES                                                  75,396
                                                                     -----------
TOTAL UTILITIES                                                          172,012
                                                                     -----------

TOTAL COMMON STOCKS                                                    6,026,385
(Cost $5,988,051)

                                                             CONTRACTS
OPTIONS PURCHASED 0.0%
Put Options on:
January 2006 S&P 500 Index Futures Contracts
   Expiring January 2006 with strike price of 1160                   6               750
                                                                            ------------
TOTAL OPTIONS PURCHASED
(Cost $1,224)                                                                        750
                                                                            ------------


REPURCHASE AGREEMENTS 40.5%                                FACE AMOUNT      MARKET VALUE
                                                          ------------------------------
Collateralized by U.S. Treasury Obligations
Credit Suisse First Boston at
  3.45% due 01/03/06                                      $  2,046,374         2,046,374
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                           573,814           573,814
Morgan Stanley at
  3.30% due 01/03/06                                         1,184,215         1,184,215
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                         1,614,838         1,614,838
Citigroup, Inc. at
  2.90% due 01/03/06                                           107,656           107,656
                                                                            ------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,526,897)                                            5,526,897         5,526,897


                                                              SHARES        MARKET VALUE
                                                          ------------------------------
COMMON STOCKS SOLD SHORT  (26.8)%
INFORMATION TECHNOLOGY
      IT CONSULTING & SERVICES
      Unisys Corp.*                                                180            (1,049)
                                                                            ------------
TOTAL IT CONSULTING & SERVICES                                                    (1,049)
      ELECTRONIC EQUIPMENT & INSTRUMENTS
      Symbol Technologies, Inc.                                    130            (1,667)
                                                                            ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                          (1,667)
      SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      Nvidia Corp.*                                                 90            (3,290)
                                                                            ------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                                     (3,290)
      COMPUTERS & PERIPHERALS
      NCR Corp.*                                                   100            (3,394)
      Seagate Technology*                                        1,000           (19,990)
                                                                            ------------
TOTAL COMPUTERS & PERIPHERALS                                                    (23,384)
      COMMUNICATIONS EQUIPMENT
      Comverse Technology, Inc.*                                   280            (7,445)
      ADC Telecommunications, Inc.*                              1,060           (23,681)
                                                                            ------------
TOTAL COMMUNICATIONS EQUIPMENT                                                   (31,126)
      SOFTWARE
      Symantec Corp.*                                              370            (6,475)
      Adobe Systems, Inc.                                          260            (9,609)
      Autodesk, Inc.                                               320           (13,744)
      Secure Computing Corp.*                                    1,810           (22,191)
                                                                            ------------
TOTAL SOFTWARE                                                                   (52,019)
                                                                            ------------
TOTAL INFORMATION TECHNOLOGY                                                    (112,535)
UTILITIES
      MULTI-UTILITIES
      KeySpan Corp.                                                100            (3,569)
      TECO Energy, Inc.                                            270            (4,638)
                                                                            ------------
TOTAL MULTI-UTILITIES                                                             (8,207)
      ELECTRIC UTILITIES
      PPL Corp.                                                    220            (6,468)
      FPL Group, Inc.                                              700           (29,092)
      TXU Corp.                                                  1,910           (95,863)
                                                                            ------------
TOTAL ELECTRIC UTILITIES                                                        (131,423)
                                                                            ------------
TOTAL UTILITIES                                                                 (139,630)
MATERIALS
      CONTAINERS & PACKAGING
      Pactiv Corp.*                                                 80            (1,760)
      Temple-Inland, Inc.                                           60            (2,691)
                                                                            ------------
TOTAL CONTAINERS & PACKAGING                                                      (4,451)
      PAPER & FOREST PRODUCTS
      International Paper Co.                                      280            (9,411)
                                                                            ------------
TOTAL PAPER & FOREST PRODUCTS                                                     (9,411)
                                                                            ------------
      METALS & MINING
      Steel Dynamics, Inc.                                         670           (23,792)
      Allegheny Technologies, Inc.                                 720           (25,977)
      Freeport-McMoRan Copper & Gold, Inc. -- Class B            1,540           (82,852)
                                                                            ------------
TOTAL METALS & MINING                                                           (132,621)
                                                                            ------------
TOTAL MATERIALS                                                                 (146,483)
TELECOMMUNICATION SERVICES
      DIVERSIFIED TELECOMMUNICATION SERVICES
      Valor Communications Group, Inc.                           1,710           (19,494)
                                                                            ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                     (19,494)
                                                                            ------------
      WIRELESS TELECOMMUNICATION SERVICES
      Sprint Nextel Corp.                                       12,789          (298,751)
                                                                            ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                       (298,751)
                                                                            ------------
TOTAL TELECOMMUNICATION SERVICES                                                (318,245)
ENERGY
      OIL & GAS
      Sunoco, Inc.                                                  60            (4,703)
      Devon Energy Corp.                                           190           (11,882)
      Occidental Petroleum Corp.                                   240           (19,171)
                                                                            ------------
TOTAL OIL & GAS                                                                  (35,756)
                                                                            ------------
      ENERGY EQUIPMENT & SERVICES
      Halliburton Co.                                            5,080          (314,757)
                                                                            ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                               (314,757)
                                                                            ------------
TOTAL ENERGY                                                                    (350,513)
CONSUMER STAPLES
      PERSONAL PRODUCTS
      Avon Products, Inc.                                          450           (12,847)
                                                                            ------------
TOTAL PERSONAL PRODUCTS                                                          (12,847)
                                                                            ------------
      FOOD & DRUG RETAILING
      Albertson's, Inc.                                            350            (7,472)
      CVS Corp.                                                    780           (20,608)
                                                                            ------------
TOTAL FOOD & DRUG RETAILING                                                      (28,080)
      BEVERAGES
      Brown-Forman Corp. -- Class B                                170           (11,784)
      Coca-Cola Enterprises, Inc.                                3,480           (66,712)
                                                                            ------------
TOTAL BEVERAGES                                                                  (78,496)
      FOOD PRODUCTS
      WM Wrigley Jr Co.                                            320           (21,277)
      Campbell Soup Co.                                          3,010           (89,608)
      Sara Lee Corp.                                             6,560          (123,984)
                                                                            ------------
TOTAL FOOD PRODUCTS                                                             (234,869)
                                                                            ------------
TOTAL CONSUMER STAPLES                                                          (354,292)

CONSUMER DISCRETIONARY
      LEISURE EQUIPMENT & PRODUCTS
      Eastman Kodak Co.                                            110            (2,574)
                                                                            ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                (2,574)
      HOUSEHOLD DURABLES
      Maytag Corp.                                                 140            (2,635)
                                                                            ------------
TOTAL HOUSEHOLD DURABLES                                                          (2,635)
                                                                            ------------
      INTERNET & CATALOG RETAIL
      eBay, Inc.*                                                   80            (3,460)
                                                                            ------------
TOTAL INTERNET & CATALOG RETAIL                                                   (3,460)
                                                                            ------------
      AUTO COMPONENTS
      Cooper Tire & Rubber Co.                                     100            (1,532)
      Dana Corp.                                                   310            (2,226)
                                                                            ------------
TOTAL AUTO COMPONENTS                                                             (3,758)
      SPECIALTY RETAIL
      Tiffany & Co.                                                140            (5,361)
                                                                            ------------
TOTAL SPECIALTY RETAIL                                                            (5,361)
                                                                            ------------
      MULTILINE RETAIL
      Big Lots, Inc.*                                              190            (2,282)
      Nordstrom, Inc.                                              280           (10,472)
                                                                            ------------
TOTAL MULTILINE RETAIL                                                           (12,754)
      COMMERCIAL SERVICES & SUPPLIES
      H&R Block, Inc.                                              130            (3,191)
      Apollo Group, Inc. -- Class A*                               180           (10,883)
                                                                            ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                             (14,074)
      HOTELS, RESTAURANTS & LEISURE
      International Game Technology, Inc.                          480           (14,774)
      Starbucks Corp.*                                             780           (23,408)
                                                                            ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                              (38,182)
      MEDIA
      Dow Jones & Co., Inc.                                         80            (2,839)
      Interpublic Group of Cos., Inc.*                             720            (6,948)
      McGraw-Hill Cos., Inc.                                       150            (7,744)
      News Corp. -- Class A                                      1,290           (20,060)
      RH Donnelley Corp.*                                          370           (22,799)
      NTL, Inc.*                                                   360           (24,509)
      Viacom, Inc. -- Class B*                                   2,690           (87,694)
      Time Warner, Inc.                                          7,950          (138,648)
TOTAL MEDIA                                                                     (311,241)
                                                                            ------------
TOTAL CONSUMER DISCRETIONARY                                                    (394,039)
INDUSTRIALS
      BUILDING PRODUCTS
      Masco Corp.                                                  250            (7,548)
                                                                            ------------
TOTAL BUILDING PRODUCTS                                                           (7,548)
                                                                            ------------
      COMMERCIAL SERVICES & SUPPLIES
      Avery Dennison Corp.                                          60            (3,316)
      Allied Waste Industries, Inc.*                             2,780           (24,297)
                                                                            ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                             (27,613)
      AEROSPACE & DEFENSE
      Boeing Co.                                                   360           (25,286)
      United Technologies Corp.                                    600           (33,546)
                                                                            ------------
TOTAL AEROSPACE & DEFENSE                                                        (58,832)
      MACHINERY
      Caterpillar, Inc.                                          1,240           (71,635)
                                                                            ------------
TOTAL MACHINERY                                                                  (71,635)
      AIRLINES
      Southwest Airlines Co.                                     5,490           (90,201)
                                                                            ------------
TOTAL AIRLINES                                                                   (90,201)
      ROAD & RAIL
      Union Pacific Corp.                                        2,070          (166,656)
                                                                            ------------
TOTAL ROAD & RAIL                                                               (166,656)
                                                                            ------------
TOTAL INDUSTRIALS                                                               (422,485)
HEALTH CARE
      BIOTECHNOLOGY
      Biogen Idec, Inc.*                                            40            (1,813)
      Medimmune, Inc.*                                             890           (31,168)
                                                                            ------------
TOTAL BIOTECHNOLOGY                                                              (32,981)
      HEALTH CARE PROVIDERS & SERVICES
      Quest Diagnostics, Inc.                                       30            (1,544)
      Tenet Healthcare Corp.*                                    1,200            (9,192)
      Express Scripts, Inc.*                                       160           (13,408)
      Wellpoint, Inc.                                              170           (13,564)
      Per-Se Technologies, Inc.*                                   960           (22,426)
                                                                            ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                           (60,134)
      HEALTH CARE EQUIPMENT & SUPPLIES
      Biomet, Inc.                                                 130            (4,754)
      St. Jude Medical, Inc.*                                      200           (10,040)
      Mentor Corp.                                                 490           (22,579)
      ev3, Inc.*                                                 1,830           (26,974)
      Stryker Corp.                                                650           (28,880)
      Baxter International, Inc.                                 1,590           (59,864)
                                                                            ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                          (153,091)
      PHARMACEUTICALS
      Medicis Pharmaceutical Corp. -- Class A                      700           (22,435)
      Schering-Plough Corp.                                      6,140          (128,019)
      Eli Lilly & Co.                                            2,900          (164,111)
                                                                            ------------
TOTAL PHARMACEUTICALS                                                           (314,565)
                                                                            ------------
TOTAL HEALTH CARE                                                               (560,771)
FINANCIALS
      CAPITAL MARKETS
      T. Rowe Price Group, Inc.                                    130            (9,364)
      Janus Capital Group, Inc.                                    540           (10,060)
      Charles Schwab Corp.                                         960           (14,083)
      Northern Trust Corp.                                         480           (24,874)
                                                                            ------------
TOTAL CAPITAL MARKETS                                                            (58,381)
      INSURANCE
      Ambac Financial Group, Inc.                                  100            (7,706)
      Marsh & McLennan Cos., Inc.                                  480           (15,245)
      UnumProvident Corp.                                          710           (16,152)
      Aon Corp.                                                    760           (27,322)
                                                                            ------------
TOTAL INSURANCE                                                                  (66,425)
      THRIFTS & MORTGAGE FINANCE
      MGIC Investment Corp.                                         80            (5,265)
      Golden West Financial Corp.                                  280           (18,480)
      Freddie Mac                                                  440           (28,754)
      Countrywide Financial Corp.                                1,420           (48,550)
                                                                            ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                (101,049)
      REAL ESTATE
      Simon Property Group, Inc.                                   210           (16,092)
      ProLogis                                                     410           (19,155)
      Brandywine Realty Trust                                      820           (22,886)
      Public Storage, Inc.                                         340           (23,025)

      Equity Office Properties Trust                               980           (29,724)
                                                                            ------------
TOTAL REAL ESTATE                                                               (110,882)
      BANKS
      First Horizon National Corp.                                 110            (4,228)
      North Fork Bancorporation, Inc.                              430           (11,765)
      BB&T Corp.                                                   480           (20,117)
      TD Banknorth, Inc.                                           780           (22,659)
      Huntington Bancshares, Inc.                                  980           (23,275)
      Bank of America Corp.                                        510           (23,537)
      Wachovia Corp.                                               450           (23,787)
                                                                            ------------
TOTAL BANKS                                                                      (129,368)
      DIVERSIFIED FINANCIALS
      Moody's Corp.                                                940           (57,735)
      J.P. Morgan Chase & Co.                                    8,400          (333,396)
                                                                            ------------
TOTAL DIVERSIFIED FINANCIALS                                                    (391,131)
                                                                            ------------
TOTAL FINANCIALS                                                                (857,236)
                                                                            ------------
TOTAL COMMON STOCKS SOLD SHORT
(Cost $3,669,130)                                                             (3,656,229)
TOTAL INVESTMENTS 57.9%
(Cost $7,847,042)                                                           $  7,897,803

OTHER ASSETS IN EXCESS OF LIABILITIES - 42.1%                               $  5,737,366
NET ASSETS - 100.0%                                                         $ 13,635,169

                                                                             UNREALIZED
                                                             CONTRACTS       GAIN (LOSS)
FUTURES CONTRACT PURCHASED
March 2006 U.S. 10Year Treasury Note Futures Contracts
(Aggregate Market Value of Contracts $1,312,875)                    12      $     11,587
January 2006 Goldman Sachs Commodity Index Futures
   Contracts
(Aggregate Market Value of Contracts $539,813)                       5           -10,180
March 2006 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $742,100)                      10            -9,458
March 2006 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $751,350)                      12           -12,303
March 2006 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $742,170)                      11           -21,276

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $4,088,308)                           -41,630
                                                                            ------------

FUTURES CONTRACTS SOLD
SHORT
March 2006 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $1,910,160)                    21               269

*      Non-Income Producing Security
        ADR - American Depository Receipt


RYDEX CAPITAL PARTNERS SPHINX FUND                             DECEMBER 31, 2005
SCHEDULE OF INVESTMENTS (Unaudited)

                                                               SHARES        FAIR VALUE
-----------------------------------------------------------------------------------------
PORTFOLIO FUNDS - 98.1% *
SPHINX CONVERTIBLE ARBITRAGE - 11.0%
Clinton Group, Inc.                                              4,228      $  3,891,964
Deephaven Market Neutral Fund, Ltd.                              3,602         3,877,277
Forest Global Convertible Fund, Ltd.                             3,265         3,841,917
SSI Hedged Convertible Market-Neutral                            3,240         3,775,344
TQA Vantage Fund, Ltd.                                           3,371         3,877,135
                                                                            ------------
                                                                              19,263,637
                                                                            ------------

SPHINX DISTRESSED - 11.0%
Contrarian Capital Senior Secured Offshore Fund, Ltd.            2,951         4,739,352
Longacre International, Ltd.                                     3,631         4,771,374
MW Post Opportunity Offshore Fund, Ltd.                          2,606         4,893,756
Varde Fund, Ltd.                                                 3,159         4,818,340
                                                                            ------------
                                                                              19,222,822
                                                                            ------------

SPHINX EQUITY MARKET NEUTRAL - 10.9%
First Quadrant US Market Neutral                                 4,031         3,807,614
GLC Gestalt Europe Fund                                          3,795         3,815,146
Martingale Equity Market Neutral Strategy                        4,347         3,805,890
Salus Market Neutral Strategy                                    3,826         3,808,330
Thales Fund Management, LLC                                      3,261         3,834,662
                                                                            ------------
                                                                              19,071,642
                                                                            ------------

SPHINX FIXED INCOME ARBITRAGE - 11.0%
Alliance Capital High Grade Strategy                             3,616         3,898,255
Concordia Capital, Ltd., Class C                                 4,228         4,069,334
Ellington Overseas Partners, Ltd.                                2,621         3,703,128
Greenwich Harbour Capital                                        3,491         3,797,887
MKP Offshore Partners, Ltd.                                      3,426         3,790,876
                                                                            ------------
                                                                              19,259,480
                                                                            ------------

SPHINX LONG/SHORT EQUITY - 10.9%
Chilton Investment Partners                                      3,375         3,807,337
Cumberland Partners                                              2,504         3,800,635
Lazard Global Opportunities                                      3,051         3,812,874
Omega Overseas Partners, Ltd.                                    2,235         3,806,185
Sparx Long-Short Fund, Ltd.                                      2,457         3,822,525
                                                                            ------------
                                                                              19,049,556
                                                                            ------------

SPHINX MACRO - 10.9%
Big Sky Global Vision, LP                                        4,084      $  4,850,073
Bridgewater Pure Alpha Stategy                                   4,599         4,778,360
Epoch Overseas, Ltd.                                             5,533         4,762,558
Vega Global Fund, Ltd.                                           4,052         4,798,818
                                                                            ------------
                                                                              19,189,809
                                                                            ------------

SPHINX MANAGED FUTURES - 10.6%
SPhinX Managed Futures Fund, Ltd.                               15,156        18,687,013
                                                                            ------------

SPHINX MERGER ARBITRAGE - 10.8%
Aetos Corp.                                                      4,335         4,759,298
Gabelli Associates, Ltd.                                         4,530         4,749,419
Kellner DiLeo                                                    4,248         4,743,569
Merger Fund Ltd.                                                 4,282         4,777,392
                                                                            ------------
                                                                              19,029,678
                                                                            ------------

SPHINX SPECIAL SITUATIONS - 11.0%
Canyon Value Realization Fund, Ltd.                              2,540         3,959,484
Halcyon Offshore Event-Driven Strategies Fund                    3,195         3,846,833
Mariner Investment Group, Inc.                                   2,885         3,813,803
Metropolitan Capital Advisors International, Ltd.                2,938         3,793,517
Para International Fund, Ltd.                                    2,848         3,900,163
                                                                            ------------
                                                                              19,313,800
                                                                            ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 98.1%                                $172,087,437
                                                                            ------------
(Cost $163,166,290)

SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET FUND - 0.8%
Monarch Daily Assets Cash Fund                               1,375,012         1,375,012
                                                                            ------------
(Cost $1,375,012)

Total Investments - 99.3                                                    $173,462,449
(Cost $164,541,302**)
Other Assets Net of Liabilities - 0.7%                                         1,325,336
                                                                            ------------
NET ASSETS - 100.0%                                                         $174,787,785
                                                                            ============

* INTERESTS IN PORTFOLIO FUNDS ARE SUBJECT TO LOCK-UP PROVISIONS AND MAY ONLY BE LIQUIDATED QUARTERLY WITH SIXTY-FIVE DAYS NOTICE. THE NEXT AVAILABLE LIQUIDATION DATE IS FEBRUARY 28, 2005.

** COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

         GROSS UNREALIZED APPRECIATION:                       $  1,497,374
         GROSS UNREALIZED DEPRECIATION:                        (10,418,521)
         NET UNREALIZED APPRECIATION (DEPRECIATION):          $ (8,921,147)

ABSOLUTE RETURN STRATEGIES FUND                                DECEMBER 31, 2005
SCHEDULE OF INVESTMENTS PRO FORMA (UNAUDITED) **

                                                          SHARES   MARKET VALUE
----------------------------------------------------- ----------   ------------
COMMON STOCKS  6.2%
FINANCIALS
      INSURANCE
      Prudential Financial, Inc.                           1,249   $     91,414
      AFLAC, Inc.                                          1,219         56,586
      Chubb Corp.                                            350         34,177
      XL Capital Ltd.                                        460         30,995
      ACE Ltd.                                               500         26,720
      UICI                                                   640         22,726
      Loews Corp.                                            230         21,816
      MBIA, Inc.                                             230         13,837
      SAFECO Corp.                                           220         12,430
                                                                   ------------
TOTAL INSURANCE                                                         310,701
      CAPITAL MARKETS
      Goldman Sachs Group, Inc.                            1,199        153,124
      Franklin Resources, Inc.                               420         39,484
      E*Trade Financial Corp.*                             1,359         28,349
      UBS AG                                                 100          9,515
      Merrill Lynch & Co., Inc.                              120          8,128
      Morgan Stanley                                         140          7,944
      Credit Suisse Group -- SP ADR                          150          7,642
      Deutsche Bank AG                                        70          6,781
      Lehman Brothers Holdings, Inc.                          50          6,408
      Nomura Holdings, Inc. -- SP ADR                        320          6,150
      Bank of New York Co., Inc.                             160          5,096
      State Street Corp.                                      80          4,435
      Mellon Financial Corp.                                 110          3,768
      Legg Mason, Inc.                                        30          3,591
      Bear Stearns Cos., Inc.                                 30          3,466
                                                                   ------------
TOTAL CAPITAL MARKETS                                                   293,881
      REAL ESTATE
      AMLI Residential Properties Trust                      620         23,591
      Criimi MAE, Inc.*                                    1,179         23,344
      Shurgard Storage Centers, Inc. -- Class A              410         23,251
      Prentiss Properties Trust                              570         23,188
      CenterPoint Properties Trust                           410         20,287
      Town & Country Trust                                   600         20,286
      Arden Realty, Inc.                                     440         19,725
      Plum Creek Timber Co., Inc. (REIT)                     450         16,222
      Archstone-Smith Trust                                  250         10,473
                                                                   ------------
TOTAL REAL ESTATE                                                       180,367
      BANKS
      National City Corp.                                  1,109         37,229
      Westcorp                                               360         23,979
      Central Coast Bancorp*                                 949         23,478
      Unizan Financial Corp.                                 869         23,081
      Hudson United Bancorp                                  550         22,924
      Main Street Banks, Inc.                                739         20,123
                                                                   ------------
TOTAL BANKS                                                             150,814
      THRIFTS & MORTGAGE FINANCE
      Fannie Mae                                           1,489         72,678
      Independence Community Bank Corp.                      590         23,441
                                                                   ------------
TOTAL THRIFTS & MORTGAGE FINANCE                                         96,119
      CONSUMER FINANCE
      WFS Financial, Inc.*                                   310         23,607
      MBNA Corp.                                             869         23,593
      Collegiate Funding Services LLC*                     1,039         20,520
                                                                   ------------
TOTAL CONSUMER FINANCE                                                   67,720
      DIVERSIFIED FINANCIALS
      CIT Group, Inc.                                        370         19,159
                                                                   ------------
TOTAL DIVERSIFIED FINANCIALS                                             19,159
                                                                   ------------
TOTAL FINANCIALS                                                      1,118,761
INFORMATION TECHNOLOGY
      INTERNET SOFTWARE & SERVICES
      Yahoo!, Inc.*                                        3,108        121,771
      Google, Inc. -- Class A*                               160         66,378
      VeriSign, Inc.*                                        630         13,810
      Akamai Technologies, Inc.*                             490          9,766
      CNET Networks, Inc.*                                   550          8,079
      aQuantive, Inc.*                                       320          8,077
      ValueClick, Inc.*                                      400          7,244
      Websense, Inc.*                                        110          7,220
      EarthLink, Inc.*                                       610          6,777
      Digitas, Inc.*                                         520          6,510
      Openwave Systems, Inc.*                                360          6,289
      Netease.com, Inc. -- SP ADR*                           110          6,178
      Sina Corp.*                                            250          6,040
      Digital River, Inc.*                                   170          5,056
      WebEx Communications, Inc.*                            220          4,759
                                                                   ------------
TOTAL INTERNET SOFTWARE & SERVICES                                      283,954
      SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      Broadcom Corp. -- Class A*                           1,249         58,890
      Texas Instruments, Inc.                              1,429         45,828
      Advanced Micro Devices, Inc.*                        1,129         34,548
      Micron Technology, Inc.*                             1,749         23,279
      Freescale Semiconductor, Inc. -- Class B*              640         16,109
      Novellus Systems, Inc.*                                390          9,407
      Teradyne, Inc.*                                        560          8,159
      LSI Logic Corp.*                                       340          2,720
                                                                   ------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           198,940
      SOFTWARE
      Intellisync Corp.*                                   4,597         23,720
      Captiva Software Corp.*                              1,059         23,563
      Geac Computer Corp. Ltd.*                            2,149         23,424
      Serena Software, Inc.*                                 999         23,417
      CCC Information Services Group*                        889         23,310
      Cyberguard Corp.*                                    2,568         22,675
      Jamdat Mobile, Inc.*                                   769         20,440
      Micromuse, Inc.*                                     2,038         20,156
      Parametric Technology Corp.*                           770          4,697
      Compuware Corp.*                                       340          3,050
                                                                   ------------
TOTAL SOFTWARE                                                          188,452
      COMMUNICATIONS EQUIPMENT
      Corning, Inc.*                                       3,428         67,394
      Scientific-Atlanta, Inc.                               550         23,689
      Enterasys Networks, Inc.*                            1,779         23,625
      Dycom Industries, Inc.*                                320          7,040

                                                                   ------------
TOTAL COMMUNICATIONS EQUIPMENT                                          121,748
      COMPUTERS & PERIPHERALS
      Apple Computer, Inc.*                                1,199         86,196
      Maxtor Corp.*                                        2,878         19,973
                                                                   ------------
TOTAL COMPUTERS & PERIPHERALS                                           106,169
      IT CONSULTING & SERVICES
      iPayment Holdings, Inc.*                               580         24,082
      Acxiom Corp.                                         1,019         23,437
      Anteon International Corp.*                            380         20,653
      Computer Sciences Corp.*                               130          6,583
      Affiliated Computer Services, Inc. -- Class A*          90          5,326
      Sabre Holdings Corp.                                    90          2,170
      Convergys Corp.*                                       100          1,585
                                                                   ------------
TOTAL IT CONSULTING & SERVICES                                           83,836
      OFFICE ELECTRONICS
      Xerox Corp.*                                           680          9,962
                                                                   ------------
TOTAL OFFICE ELECTRONICS                                                  9,962
TOTAL INFORMATION TECHNOLOGY
HEALTH CARE
      HEALTH CARE PROVIDERS & SERVICES
      Aetna, Inc.                                          1,009         95,159
      CIGNA Corp.                                            280         31,276
      McKesson Corp.                                         520         26,827
      Medco Health Solutions, Inc.*                          460         25,668
      NDCHealth Corp.*                                     1,239         23,826
      IDX Systems Corp.*                                     540         23,717
      Renal Care Group, Inc.*                                500         23,655
      Specialty Laboratories, Inc.*                        1,789         23,346
      Beverly Enterprises, Inc.*                           1,969         22,978
      HCA, Inc.                                              340         17,170
      AmerisourceBergen Corp.                                350         14,490
      Humana, Inc.*                                          210         11,409
      WellPoint, Inc.*                                       140         11,183
      Cardinal Health, Inc.                                  120          8,250
      Caremark Rx, Inc.*                                     140          7,251
      Health Management Associates, Inc. -- Class A          250          5,490
      Coventry Health Care, Inc.*                             70          3,987
      Laboratory Corporation of America Holdings*             70          3,769
      Patterson Cos., Inc.*                                   70          2,338
      Manor Care, Inc.                                        40          1,591
                                                                   ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                  383,380
      HEALTH CARE EQUIPMENT & SUPPLIES
      Guidant Corp.                                        1,399         90,585
      Boston Scientific Corp.*                             2,179         53,364
      Micro Therapeutics, Inc.*                            3,877         26,868
      Fisher Scientific International, Inc.*                 390         24,125
      Animas Corp.*                                          839         20,262
      Waters Corp.*                                          370         13,986
      PerkinElmer, Inc.                                      420          9,895
                                                                   ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                  239,085
      BIOTECHNOLOGY
      Gilead Sciences, Inc.*                                 879         46,262
      Abgenix, Inc.*                                         939         20,198
      Amgen, Inc.*                                           200         15,772
      Genentech, Inc.*                                       170         15,725
      Genzyme Corp.*                                          90          6,370
      Celgene Corp.*                                          80          5,184
      Applera Corp. - Applied Biosystems Group               140          3,718
      Amylin Pharmaceuticals, Inc.*                           90          3,593
      Invitrogen Corp.*                                       50          3,332
      Protein Design Labs, Inc.*                             110          3,126
      ImClone Systems, Inc.*                                  90          3,082
      Charles River Laboratories International, Inc.*         70          2,966
      Affymetrix, Inc.*                                       60          2,865
                                                                   ------------
TOTAL BIOTECHNOLOGY                                                     132,193
      PHARMACEUTICALS
      Pfizer, Inc.                                         3,597         83,882
      Merck & Co., Inc.                                    1,069         34,005
                                                                   ------------
TOTAL PHARMACEUTICALS                                                   117,887
                                                                   ------------
TOTAL HEALTH CARE                                                       872,545
INDUSTRIALS
      ROAD & RAIL
      Norfolk Southern Corp.                               2,069         92,753
      Burlington Northern Santa Fe Corp.                     490         34,702
      Canadian National Railway Co.                          150         11,998
      CSX Corp.                                              170          8,631
      Canadian Pacific Railway Ltd.                          150          6,292
      J.B. Hunt Transport Services, Inc.                     220          4,981
      CNF, Inc.                                               80          4,471
      Yellow Roadway Corp.*                                   90          4,015
      Landstar System, Inc.                                   90          3,757
      Laidlaw International, Inc.                            160          3,717
      Kansas City Southern*                                  150          3,664
      Knight Transportation, Inc.                            170          3,524
      Florida East Coast Industries, Inc.                     70          2,966
      Heartland Express, Inc.                                140          2,841
                                                                   ------------
TOTAL ROAD & RAIL                                                       188,312
      MACHINERY
      Ingersoll-Rand Co. -- Class A                        1,519         61,322
      Cummins, Inc.                                          280         25,125
      Lancer Corp./TX*                                     1,079         23,576
      Titan International, Inc.                            1,349         23,270
      Parker Hannifin Corp.                                  210         13,852
                                                                   ------------
TOTAL MACHINERY                                                         147,145
      AEROSPACE & DEFENSE
      Northrop Grumman Corp.                               2,228        133,925
      Goodrich Corp.                                          90          3,699
                                                                   ------------
TOTAL AEROSPACE & DEFENSE                                               137,624
      COMMERCIAL SERVICES & SUPPLIES
      Cendant Corp.                                        1,809         31,205
      Waste Management, Inc.                                 969         29,409
      Monster Worldwide, Inc.*                               550         22,451
      Robert Half International, Inc.                        550         20,840
                                                                   ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    103,905
      TRADING COMPANIES & DISTRIBUTORS
      W.W. Grainger, Inc.                                    220         15,642
      Fastenal Co.                                           370         14,500
      MSC Industrial Direct Co. -- Class A                   250         10,055
      United Rentals, Inc.*                                  370          8,654
      Hughes Supply, Inc.                                    240          8,604

      WESCO International, Inc.*                             200          8,546
      GATX Corp.                                             220          7,938
      Watsco, Inc.                                           130          7,775
      Applied Industrial Technologies, Inc.                  190          6,401
      Beacon Roofing Supply, Inc.*                           180          5,172
                                                                   ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   93,287
      CONSTRUCTION & ENGINEERING
      Fluor Corp.                                            200         15,452
      Jacobs Engineering Group, Inc.*                        160         10,859
      Shaw Group, Inc.*                                      310          9,018
      McDermott International, Inc.*                         190          8,476
      Foster Wheeler, Ltd.*                                  200          7,356
      URS Corp.*                                             190          7,146
      Chicago Bridge & Iron NV Co.                           280          7,059
      Washington Group International, Inc.*                  120          6,356
      Quanta Services, Inc.*                                 480          6,322
      Granite Construction, Inc.                             170          6,105
      EMCOR Group, Inc.*                                      80          5,402
      Insituform Technologies, Inc. -- Class A*              180          3,487
                                                                   ------------
TOTAL CONSTRUCTION & ENGINEERING                                         93,038
      AIRLINES
      Ryanair Holdings  PLC -- SP ADR*                       290         16,237
      Gol Linhas Aereas Inteligentes SA -- SP ADR            460         12,976
      AMR Corp.*                                             480         10,670
      JetBlue Airways Corp.*                                 570          8,767
      Lan Airlines SA-SP ADR                                 210          7,871
      Continental Airlines, Inc. -- Class B*                 310          6,603
      AirTran Holdings, Inc.                                 380          6,091
      SkyWest, Inc.                                          210          5,641
      Alaska Air Group, Inc.*                                140          5,001
                                                                   ------------
TOTAL AIRLINES                                                           79,857
      ELECTRICAL EQUIPMENT
      American Power Conversion Corp.                        150          3,300
                                                                   ------------
TOTAL ELECTRICAL EQUIPMENT                                                3,300
      AIR FREIGHT & COURIERS
      Ryder System, Inc.                                      70          2,871
                                                                   ------------
TOTAL AIR FREIGHT & COURIERS                                              2,871
TOTAL INDUSTRIALS                                                       849,339
CONSUMER DISCRETIONARY
      MEDIA
      Comcast Corp. -- Class A*                            2,928         76,011
      The Walt Disney Co.                                  2,738         65,630
      Liberty Corp.                                          500         23,405
      Dex Media, Inc.                                        859         23,270
                                                                   ------------
TOTAL MEDIA                                                             188,316
      HOTELS, RESTAURANTS & LEISURE
      La Quinta Corp.*                                     2,129         23,717
      MTR Gaming Group, Inc.*                              1,998         20,799
      Dave & Buster's, Inc.*                               1,159         20,410
      Marriott International, Inc. -- Class A                290         19,421
      Harrah's Entertainment, Inc.                           150         10,694
      Hilton Hotels Corp.                                    130          3,134
                                                                   ------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                      98,175
      TEXTILES & APPAREL
      Reebok International Ltd.                              540         31,444
      Tommy Hilfiger Corp.*                                1,269         20,608
      VF Corp.                                               140          7,748
      Jones Apparel Group, Inc.                              150          4,608
                                                                   ------------
TOTAL TEXTILES & APPAREL                                                 64,408
      SPECIALTY RETAIL
      Linens 'N Things, Inc.*                                909         24,179
      Goody's Family Clothing, Inc.                        2,508         24,052
      Office Depot, Inc.*                                    260          8,164
      Circuit City Stores, Inc.                              250          5,648
                                                                   ------------
TOTAL SPECIALTY RETAIL                                                   62,043
      MULTILINE RETAIL
      Federated Department Stores, Inc.                      360         23,879
      J.C. Penney Holding Co., Inc.                          210         11,676
      Sears Holdings Corp.*                                   60          6,932
      Dillard's, Inc. -- Class A                             220          5,460
      Family Dollar Stores, Inc.                             140          3,470
                                                                   ------------
TOTAL MULTILINE RETAIL                                                   51,417
      INTERNET & CATALOG RETAIL
      J. Jill Group, Inc.*                                 1,219         23,198
      Provide Commerce, Inc.*                                619         20,495
                                                                   ------------
TOTAL INTERNET & CATALOG RETAIL                                          43,693
      AUTOMOBILES
      General Motors Corp.                                   720         13,982
      Ford Motor Co.                                       1,619         12,499
                                                                   ------------
TOTAL AUTOMOBILES                                                        26,481
      HOUSEHOLD DURABLES
      Pulte Homes, Inc.                                      560         22,042
                                                                   ------------
TOTAL HOUSEHOLD DURABLES                                                 22,042
      AUTO COMPONENTS
      Johnson Controls, Inc.                                 240         17,499
      Goodyear Tire & Rubber Co.*                            140          2,433
      Delphi Corp.                                           750            218
                                                                   ------------
TOTAL AUTO COMPONENTS                                                    20,150
      LEISURE EQUIPMENT & PRODUCTS
      Brunswick Corp.                                        120          4,879
                                                                   ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        4,879
                                                                   ------------
TOTAL CONSUMER DISCRETIONARY                                            581,604
ENERGY
      OIL & GAS
      Valero Energy Corp.                                  2,708        139,733
      Williams Cos., Inc.                                  5,376        124,562
      ConocoPhillips                                         739         42,995
      Vintage Petroleum, Inc.                                430         22,932
      General Maritime Corp.                                 520         19,261
      Exxon Mobil Corp.                                      190         10,672
      Amerada Hess Corp.                                      80         10,145
      Royal Dutch Shell  PLC -- SP ADR                       150          9,223
      Kerr-McGee Corp.                                       100          9,086
      BP PLC -- SP ADR                                       130          8,349
      PetroChina Co. Ltd. -- SP ADR                           80          6,557
      Total SA -- SP ADR                                      50          6,320
      Chevron Corp.                                          100          5,677
      ENI-Ente Nazionale Idrocarburi -- SP ADR                40          5,578
      Petroleo Brasiliero SA -- Petrobras                     70          4,989
      Imperial Oil Ltd.                                       40          3,984

      China Petroleum & Chemical Corp. -- SP ADR              80          3,968
      EnCana Corp.                                            80          3,613
      Repsol YPF SA -- SP ADR                                110          3,235
      Statoil ASA -- SP ADR                                   80          1,837
                                                                   ------------
TOTAL OIL & GAS                                                         442,716
      ENERGY EQUIPMENT & SERVICES
      Rowan Cos., Inc.                                       570         20,315
      Schlumberger Ltd.                                      130         12,629
      Transocean, Inc.*                                      110          7,666
      Baker Hughes, Inc.                                     120          7,294
      Weatherford International Ltd.*                        190          6,878
      BJ Services Co.                                        160          5,867
      Tenaris SA -- SP ADR                                    50          5,725
      Nabors Industries Ltd.*                                 70          5,302
      GlobalSantaFe Corp.                                    110          5,296
      Noble Corp.                                             70          4,938
      Diamond Offshore Drilling, Inc.                         70          4,869
      Smith International, Inc.                              120          4,453
      ENSCO International, Inc.                               90          3,992
      Patterson-UTI Energy, Inc.                             110          3,625
      Precision Drilling Trust                               110          3,619
                                                                   ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                       102,468
                                                                   ------------
TOTAL ENERGY                                                            545,184
CONSUMER STAPLES
      FOOD PRODUCTS
      Archer-Daniels-Midland Co.                           4,127        101,772
      Hershey Co.                                            949         52,432
      General Mills, Inc.                                    770         37,976
                                                                   ------------
TOTAL FOOD PRODUCTS                                                     192,180
      FOOD & DRUG RETAILING
      Costco Wholesale Corp.                               1,859         91,965
      Safeway, Inc.                                        1,739         41,145
      Supervalu, Inc.                                        330         10,718
                                                                   ------------
TOTAL FOOD & DRUG RETAILING                                             143,828
      TOBACCO
      Altria Group, Inc.                                     760         56,787
      Reynolds American, Inc.                                310         29,553
      UST, Inc.                                              640         26,131
                                                                   ------------
TOTAL TOBACCO                                                           112,471
      BEVERAGES
      Molson Coors Brewing Co. -- Class B                    100          6,699
                                                                   ------------
TOTAL BEVERAGES                                                           6,699
                                                                   ------------
TOTAL CONSUMER STAPLES                                                  455,178
                                                                   ------------
MATERIALS
      METALS & MINING
      Phelps Dodge Corp.                                     260         37,406
      Roanoke Electric Steel Corp.                           999         23,576
      Nucor Corp.                                            330         22,018
      United States Steel Corp.                              370         17,786
      BHP Billiton Ltd. -- SP ADR                            370         12,365
      Rio Tinto  PLC -- SP ADR                                60         10,967
      Anglo American  PLC -- ADR                             270          9,391
      Companhia Vale do Rio Doce -- SP ADR                   200          8,228
      Alcoa, Inc.                                            220          6,505
      Newmont Mining Corp.                                   120          6,408
      Barrick Gold Corp.                                     180          5,017
      Mittal Steel NV Co. -- Class A                         190          5,003
      POSCO -- SP ADR                                        100          4,951
      Alcan, Inc.                                            110          4,504
      AngloGold Ashanti Ltd. -- SP ADR                        90          4,440
      Falconbridge Ltd.                                      130          3,852
                                                                   ------------
TOTAL METALS & MINING                                                   182,417
      PAPER & FOREST PRODUCTS
      Weyerhaeuser Co.                                       230         15,258
      MeadWestvaco Corp.                                     430         12,053
      Louisiana-Pacific Corp.                                110          3,022
                                                                   ------------
TOTAL PAPER & FOREST PRODUCTS                                            30,333
      CONSTRUCTION MATERIALS
      Vulcan Materials Co.                                   170         11,518
                                                                   ------------
TOTAL CONSTRUCTION MATERIALS                                             11,518
                                                                   ------------
TOTAL MATERIALS                                                         224,268
TELECOMMUNICATION SERVICES
      DIVERSIFIED TELECOMMUNICATION SERVICES
      BellSouth Corp.                                      1,289         34,932
      Telewest Global, Inc.*                               1,019         24,273
      PanAmSat Holding Corp.                                 959         23,496
      New Skies Satellites Holdings Ltd.                     929         20,224
      Verizon Communications, Inc.                           510         15,361
      AT&T, Inc.                                             610         14,939
      CenturyTel, Inc.                                        90          2,984
                                                                   ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            136,209
      WIRELESS TELECOMMUNICATION SERVICES
      Alltel Corp.                                           550         34,705
      Alamosa Holdings, Inc.*                              1,259         23,430
      Nextel Partners, Inc. -- Class A*                      719         20,089
                                                                   ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                78,224
                                                                   ------------
TOTAL TELECOMMUNICATION SERVICES                                        214,433
UTILITIES
      MULTI-UTILITIES
      Constellation Energy Group, Inc.                       550         31,680
      Public Service Enterprise Group, Inc.                  360         23,389
      NorthWestern Corp.                                     740         22,992
      PG&E Corp.                                             260          9,651
      Duke Energy Corp.                                      180          4,941
      NiSource, Inc.                                         190          3,963
                                                                   ------------
TOTAL MULTI-UTILITIES                                                    96,616
      ELECTRIC UTILITIES
      Cinergy Corp.                                          580         24,627
      Exelon Corp.                                           340         18,068
      Entergy Corp.                                          150         10,297
      American Electric Power Co., Inc.                      270         10,014
      Allegheny Energy, Inc.*                                300          9,495
      Pinnacle West Capital Corp.                             70          2,895
                                                                   ------------
TOTAL ELECTRIC UTILITIES                                                 75,396
                                                                   ------------
TOTAL UTILITIES                                                         172,012
                                                                   ------------
TOTAL COMMON STOCKS                                                   6,026,385
(Cost $5,988,051)

                                                                     CONTRACTS
OPTIONS PURCHASED 0.0%
Put Options on:
January 2006 S&P 500 Index Futures Contracts
   Expiring January 2006 with strike price of 1160                           6                750
                                                                                    -------------
TOTAL OPTIONS PURCHASED
(Cost $1,224)                                                                                 750
                                                                                    -------------


REPURCHASE AGREEMENTS 5.7%                                        FACE AMOUNT       MARKET VALUE
                                                                 -------------      -------------
Collateralized by U.S. Treasury Obligations
Credit Suisse First Boston at
  3.45% due 01/03/06                                             $   2,046,374          2,046,374
Lehman Brothers, Inc. at
  3.40% due 01/03/06                                                   573,814            573,814
Morgan Stanley at
  3.30% due 01/03/06                                                 1,184,215          1,184,215
Bear Stearns Cos., Inc. at
  3.10% due 01/03/06                                                 1,614,838          1,614,838
Citigroup, Inc. at
  2.90% due 01/03/06                                                   107,656            107,656
                                                                                    -------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,526,897)                                                    5,526,897          5,526,897


                                                                    SHARES           MARKET VALUE
                                                                 -------------      -------------
COMMON STOCKS SOLD SHORT  (3.8)%
INFORMATION TECHNOLOGY
      IT CONSULTING & SERVICES
      Unisys Corp.*                                                        180             (1,049)
                                                                                    -------------
TOTAL IT CONSULTING & SERVICES                                                             (1,049)
      ELECTRONIC EQUIPMENT & INSTRUMENTS
      Symbol Technologies, Inc.                                            130             (1,667)
                                                                                    -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                                   (1,667)
      SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
      Nvidia Corp.*                                                         90             (3,290)
                                                                                    -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                                              (3,290)
      COMPUTERS & PERIPHERALS
      NCR Corp.*                                                           100             (3,394)
      Seagate Technology*                                                1,000            (19,990)
                                                                                    -------------
TOTAL COMPUTERS & PERIPHERALS                                                             (23,384)
      COMMUNICATIONS EQUIPMENT
      Comverse Technology, Inc.*                                           280             (7,445)
      ADC Telecommunications, Inc.*                                      1,060            (23,681)
                                                                                    -------------
TOTAL COMMUNICATIONS EQUIPMENT                                                            (31,126)
      SOFTWARE
      Symantec Corp.*                                                      370             (6,475)
      Adobe Systems, Inc.                                                  260             (9,609)
      Autodesk, Inc.                                                       320            (13,744)
      Secure Computing Corp.*                                            1,810            (22,191)
                                                                                    -------------
TOTAL SOFTWARE                                                                            (52,019)
                                                                                    -------------
TOTAL INFORMATION TECHNOLOGY                                                             (112,535)
UTILITIES
      MULTI-UTILITIES
      KeySpan Corp.                                                        100             (3,569)
      TECO Energy, Inc.                                                    270             (4,638)
                                                                                    -------------
TOTAL MULTI-UTILITIES                                                                      (8,207)
      ELECTRIC UTILITIES
      PPL Corp.                                                            220             (6,468)
      FPL Group, Inc.                                                      700            (29,092)
      TXU Corp.                                                          1,910            (95,863)
                                                                                    -------------
TOTAL ELECTRIC UTILITIES                                                                 (131,423)
                                                                                    -------------
TOTAL UTILITIES                                                                          (139,630)
MATERIALS
      CONTAINERS & PACKAGING
      Pactiv Corp.*                                                         80             (1,760)
      Temple-Inland, Inc.                                                   60             (2,691)
                                                                                    -------------
TOTAL CONTAINERS & PACKAGING                                                               (4,451)
      PAPER & FOREST PRODUCTS
      International Paper Co.                                              280             (9,411)
                                                                                    -------------
TOTAL PAPER & FOREST PRODUCTS                                                              (9,411)
                                                                                    -------------
      METALS & MINING
      Steel Dynamics, Inc.                                                 670            (23,792)
      Allegheny Technologies, Inc.                                         720            (25,977)
      Freeport-McMoRan Copper & Gold, Inc. -- Class B                    1,540            (82,852)
                                                                                    -------------
TOTAL METALS & MINING                                                                    (132,621)
                                                                                    -------------
TOTAL MATERIALS                                                                          (146,483)
TELECOMMUNICATION SERVICES
      DIVERSIFIED TELECOMMUNICATION SERVICES
      Valor Communications Group, Inc.                                   1,710            (19,494)
                                                                                    -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                              (19,494)
                                                                                    -------------
      WIRELESS TELECOMMUNICATION SERVICES
      Sprint Nextel Corp.                                               12,789           (298,751)
                                                                                    -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                (298,751)
                                                                                    -------------
TOTAL TELECOMMUNICATION SERVICES ENERGY                                                  (318,245)
      OIL & GAS
      Sunoco, Inc.                                                          60             (4,703)
      Devon Energy Corp.                                                   190            (11,882)
      Occidental Petroleum Corp.                                           240            (19,171)
                                                                                    -------------
TOTAL OIL & GAS                                                                           (35,756)
                                                                                    -------------
      ENERGY EQUIPMENT & SERVICES
      Halliburton Co.                                                    5,080           (314,757)
                                                                                    -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                                        (314,757)
                                                                                    -------------
TOTAL ENERGY                                                                             (350,513)
CONSUMER STAPLES
      PERSONAL PRODUCTS
      Avon Products, Inc.                                                  450            (12,847)
                                                                                    -------------
TOTAL PERSONAL PRODUCTS                                                                   (12,847)
                                                                                    -------------
      FOOD & DRUG RETAILING
      Albertson's, Inc.                                                    350             (7,472)
      CVS Corp.                                                            780            (20,608)
                                                                                    -------------
TOTAL FOOD & DRUG RETAILING                                                               (28,080)
      BEVERAGES
      Brown-Forman Corp. -- Class B                                        170            (11,784)
      Coca-Cola Enterprises, Inc.                                        3,480            (66,712)
                                                                                    -------------
TOTAL BEVERAGES                                                                           (78,496)
      FOOD PRODUCTS
      WM Wrigley Jr Co.                                                    320            (21,277)
      Campbell Soup Co.                                                  3,010            (89,608)
      Sara Lee Corp.                                                     6,560           (123,984)
                                                                                    -------------
TOTAL FOOD PRODUCTS                                                                      (234,869)
                                                                                    -------------
TOTAL CONSUMER STAPLES                                                                   (354,292)


CONSUMER DISCRETIONARY
      LEISURE EQUIPMENT & PRODUCTS
      Eastman Kodak Co.                                                    110             (2,574)
                                                                                    -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                         (2,574)
      HOUSEHOLD DURABLES
      Maytag Corp.                                                         140             (2,635)
                                                                                    -------------
TOTAL HOUSEHOLD DURABLES                                                                   (2,635)
                                                                                    -------------
      INTERNET & CATALOG RETAIL
      eBay, Inc.*                                                           80             (3,460)
                                                                                    -------------
TOTAL INTERNET & CATALOG RETAIL                                                            (3,460)
                                                                                    -------------
      AUTO COMPONENTS
      Cooper Tire & Rubber Co.                                             100             (1,532)
      Dana Corp.                                                           310             (2,226)
                                                                                    -------------
TOTAL AUTO COMPONENTS                                                                      (3,758)
      SPECIALTY RETAIL
      Tiffany & Co.                                                        140             (5,361)
                                                                                    -------------
TOTAL SPECIALTY RETAIL                                                                     (5,361)
                                                                                    -------------
      MULTILINE RETAIL
      Big Lots, Inc.*                                                      190             (2,282)
      Nordstrom, Inc.                                                      280            (10,472)
                                                                                    -------------
TOTAL MULTILINE RETAIL                                                                    (12,754)
      COMMERCIAL SERVICES & SUPPLIES
      H&R Block, Inc.                                                      130             (3,191)
      Apollo Group, Inc. -- Class A*                                       180            (10,883)
                                                                                    -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      (14,074)
      HOTELS, RESTAURANTS & LEISURE
      International Game Technology, Inc.                                  480            (14,774)
      Starbucks Corp.*                                                     780            (23,408)
                                                                                    -------------
TOTAL HOTELS, RESTAURANTS & LEISURE                                                       (38,182)
      MEDIA
      Dow Jones & Co., Inc.                                                 80             (2,839)
      Interpublic Group of Cos., Inc.*                                     720             (6,948)
      McGraw-Hill Cos., Inc.                                               150             (7,744)
      News Corp. -- Class A                                              1,290            (20,060)
      RH Donnelley Corp.*                                                  370            (22,799)
      NTL, Inc.*                                                           360            (24,509)
      Viacom, Inc. -- Class B*                                           2,690            (87,694)
      Time Warner, Inc.                                                  7,950           (138,648)
TOTAL MEDIA                                                                              (311,241)
                                                                                    -------------
TOTAL CONSUMER DISCRETIONARY                                                             (394,039)
INDUSTRIALS
      BUILDING PRODUCTS
      Masco Corp.                                                          250             (7,548)
                                                                                    -------------
TOTAL BUILDING PRODUCTS                                                                    (7,548)
                                                                                    -------------
      COMMERCIAL SERVICES & SUPPLIES
      Avery Dennison Corp.                                                  60             (3,316)
      Allied Waste Industries, Inc.*                                     2,780            (24,297)
                                                                                    -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                      (27,613)
      AEROSPACE & DEFENSE
      Boeing Co.                                                           360            (25,286)
      United Technologies Corp.                                            600            (33,546)
                                                                                    -------------
TOTAL AEROSPACE & DEFENSE                                                                 (58,832)
      MACHINERY
      Caterpillar, Inc.                                                  1,240            (71,635)
                                                                                    -------------
TOTAL MACHINERY                                                                           (71,635)
      AIRLINES
      Southwest Airlines Co.                                             5,490            (90,201)
                                                                                    -------------
TOTAL AIRLINES                                                                            (90,201)
      ROAD & RAIL
      Union Pacific Corp.                                                2,070           (166,656)
                                                                                    -------------
TOTAL ROAD & RAIL                                                                        (166,656)
                                                                                    -------------
TOTAL INDUSTRIALS                                                                        (422,485)
HEALTH CARE
      BIOTECHNOLOGY
      Biogen Idec, Inc.*                                                    40             (1,813)
      Medimmune, Inc.*                                                     890            (31,168)
                                                                                    -------------
TOTAL BIOTECHNOLOGY                                                                       (32,981)
      HEALTH CARE PROVIDERS & SERVICES
      Quest Diagnostics, Inc.                                               30             (1,544)
      Tenet Healthcare Corp.*                                            1,200             (9,192)
      Express Scripts, Inc.*                                               160            (13,408)
      Wellpoint, Inc.                                                      170            (13,564)
      Per-Se Technologies, Inc.*                                           960            (22,426)
                                                                                    -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                                    (60,134)
      HEALTH CARE EQUIPMENT & SUPPLIES
      Biomet, Inc.                                                         130             (4,754)
      St. Jude Medical, Inc.*                                              200            (10,040)
      Mentor Corp.                                                         490            (22,579)
      ev3, Inc.*                                                         1,830            (26,974)
      Stryker Corp.                                                        650            (28,880)
      Baxter International, Inc.                                         1,590            (59,864)
                                                                                    -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                                   (153,091)
      PHARMACEUTICALS
      Medicis Pharmaceutical Corp. -- Class A                              700            (22,435)
      Schering-Plough Corp.                                              6,140           (128,019)
      Eli Lilly & Co.                                                    2,900           (164,111)
                                                                                    -------------
TOTAL PHARMACEUTICALS                                                                    (314,565)
                                                                                    -------------
TOTAL HEALTH CARE                                                                        (560,771)
FINANCIALS
      CAPITAL MARKETS
      T. Rowe Price Group, Inc.                                            130             (9,364)
      Janus Capital Group, Inc.                                            540            (10,060)
      Charles Schwab Corp.                                                 960            (14,083)
      Northern Trust Corp.                                                 480            (24,874)
                                                                                    -------------
TOTAL CAPITAL MARKETS                                                                     (58,381)
      INSURANCE
      Ambac Financial Group, Inc.                                          100             (7,706)
      Marsh & McLennan Cos., Inc.                                          480            (15,245)
      UnumProvident Corp.                                                  710            (16,152)
      Aon Corp.                                                            760            (27,322)
                                                                                    -------------
TOTAL INSURANCE                                                                           (66,425)
      THRIFTS & MORTGAGE FINANCE
      MGIC Investment Corp.                                                 80             (5,265)
      Golden West Financial Corp.                                          280            (18,480)
      Freddie Mac                                                          440            (28,754)
      Countrywide Financial Corp.                                        1,420            (48,550)
                                                                                    -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                                         (101,049)
      REAL ESTATE
      Simon Property Group, Inc.                                           210            (16,092)
      ProLogis                                                             410            (19,155)
      Brandywine Realty Trust                                              820            (22,886)
      Public Storage, Inc.                                                 340            (23,025)

      Equity Office Properties Trust                                       980            (29,724)
                                                                                    -------------
TOTAL REAL ESTATE                                                                        (110,882)
      BANKS
      First Horizon National Corp.                                         110             (4,228)
      North Fork Bancorporation, Inc.                                      430            (11,765)
      BB&T Corp.                                                           480            (20,117)
      TD Banknorth, Inc.                                                   780            (22,659)
      Huntington Bancshares, Inc.                                          980            (23,275)
      Bank of America Corp.                                                510            (23,537)
      Wachovia Corp.                                                       450            (23,787)
                                                                                    -------------
TOTAL BANKS                                                                              (129,368)
      DIVERSIFIED FINANCIALS
      Moody's Corp.                                                        940            (57,735)
      J.P. Morgan Chase & Co.                                            8,400           (333,396)
                                                                                    -------------
TOTAL DIVERSIFIED FINANCIALS                                                             (391,131)
                                                                                    -------------
TOTAL FINANCIALS                                                                         (857,236)
                                                                                    -------------
TOTAL COMMON STOCKS SOLD SHORT
(Cost $3,669,130)                                                                      (3,656,229)
TOTAL INVESTMENTS 8.2%
(Cost $7,847,042)                                                                   $   7,897,803

OTHER ASSETS IN EXCESS OF LIABILITIES - 91.8% ***                                   $  88,979,384
NET ASSETS - 100.0% ***                                                             $  96,877,187


                                                                                     UNREALIZED
                                                                     CONTRACTS       GAIN (LOSS)
FUTURES CONTRACT PURCHASED
March 2006 U.S. 10Year Treasury Note Futures Contracts
(Aggregate Market Value of Contracts $1,312,875)                            12      $      11,587
January 2006 Goldman Sachs Commodity Index Futures Contracts
(Aggregate Market Value of Contracts $539,813)                               5            -10,180
March 2006 S&P MidCap 400 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $742,100)                              10             -9,458
March 2006 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $751,350)                              12            -12,303
March 2006 Russell 2000 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $742,170)                              11            -21,276

(TOTAL AGGREGATE MARKET VALUE OF CONTRACTS $4,088,308)                                    -41,630
                                                                                    -------------

FUTURES CONTRACTS SOLD SHORT
March 2006 U.S. Dollar Index Futures Contracts
(Aggregate Market Value of Contracts $1,910,160)                            21                269

*     Non-Income Producing Security

      ADR - American Depository Receipt

** As the merger with the Rydex Capital Partners Sphinx Fund is cash only, the only change in the proforma Statement of Investments is the addition of $83,242,018 in cash and net assets that will be invested after the merger takes place.

*** Amount of cash included as a result of the merger was estimated by using the net assets of the Rydex Capital Partners Sphinx Fund at 12/31/05 which was $174,787,785, less any tender requests received for the 3/31/06 tender period which were $81,257,428 and a potential holdback of 11% of all remaining assets -- $10,288,339 due to the ongoing Refco proceedings as explained in the proxy statement.

                                                  RYDEX SERIES TRUST   RYDEX CAPITAL                         RYDEX SERIES TRUST
                                                   ABSOLUTE RETURN       PARTNERS           ADJUSTMENTS        ABSOLUTE RETURN
                                                   STRATEGIES FUND      SPHINX FUND      (SEE NOTES BELOW)     STRATEGIES FUND
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)                                                                    PRO FORMA *
--------------------------------------------------------------------------------------------------------------------------------

                                                  DECEMBER 31, 2005   DECEMBER 31, 2005   DECEMBER 31, 2005    DECEMBER 31, 2005
ASSETS
Securities at Value **                               $  11,554,032      $ 173,462,449      $(173,462,449)***     $  11,554,032
Segregated Cash with Broker                              1,875,133                 --                 --             1,875,133
Cash in Custodian Bank                                      16,110                 --         83,242,018 #          83,258,128
Receivable for Futures Contracts Settlement                (13,295)                --                 --               (13,295)
Receivable for Securities Sold                           3,725,382         55,000,000        (55,000,000)***         3,725,382
Receivable for Shares Purchased                            155,650                 --                 --               155,650
Investment Income Receivable                                11,741              4,089             (4,089)***            11,741
Prepaid Expenses                                                --              8,465             (8,465)***                --
                                                     ---------------------------------------------------         -------------
          TOTAL ASSETS                                  17,324,753        228,475,003       (145,232,985)          100,566,771
                                                     ---------------------------------------------------         -------------

LIABILITIES
Short Sales at Market Value                              3,656,229                 --                 --             3,656,229
Written Options at Market Value                                 --                 --                 --                    --
Payable for Securities Purchased                            16,111                 --                 --                16,111
Payable for Fund Shares Redeemed                             1,254         53,201,630        (53,201,630)***             1,254
Investment Advisory Fees Payable                            12,329            263,503           (263,503)***            12,329
Distribution and Service Fees Payable                        1,437                 --                 --                 1,437
Trustees' Fees and Expenses                                     --              2,212             (2,212)***                --
Other Accrued Expenses                                          --            159,322           (159,322)***                --
Cash Payable to Custodian Bank                                  --             60,551            (60,551)***                --
Short Sales Dividends Payable                                2,223                 --                 --                 2,223
                                                     ---------------------------------------------------         -------------
          TOTAL LIABILITIES                              3,689,583         53,687,218        (53,687,218)            3,689,583
                                                     ---------------------------------------------------         -------------

NET ASSETS                                           $  13,635,169      $ 174,787,785      $ (91,545,767)        $  96,877,187
                                                     ===================================================         =============

NET ASSETS CONSIST OF
Paid-in Capital                                      $  13,614,542      $ 170,800,621      $ (87,558,603) #      $  96,856,560
Undistributed Net Investment Income                          3,266        (10,005,055)        10,005,055 ***             3,266
Accumulated Net Realized Gain on Investments                 7,961          5,071,072         (5,071,072)***             7,961
Net Unrealized Depreciation on Investments                   9,400          8,921,147         (8,921,147)***             9,400
                                                     ---------------------------------------------------         -------------
NET ASSETS                                           $  13,635,169      $ 174,787,785      $ (91,545,767)        $  96,877,187
                                                     ===================================================         =============
      A- Class                                       $   1,686,640                N/A                 --         $   1,686,640
      C- Class                                           2,049,677                N/A                 --             2,049,677
      H-Class                                            9,898,852                N/A         83,242,018 #          93,140,870

SHARES OUTSTANDING
      Sphinx Fund                                              N/A          1,683,709         -1,683,709 ***               N/A
      A- Class                                              67,752                N/A                 --                67,752
      C- Class                                              82,497                N/A                 --                82,497
      H-Class                                              397,564                N/A          3,343,053 #           3,740,617

NET ASSET VALUE
      Sphinx Fund                                              N/A      $      103.81                                      N/A
      Sphinx Fund Maximum Offering Price                       N/A      $      107.02                                      N/A
      A- Class                                       $       24.89                N/A                            $       24.89
      A- Class Maximum Offering Price                        26.13                N/A                                    26.13
      C- Class                                               24.85                N/A                                    24.85
      H-Class                                                24.90                N/A                                    24.90

* Assumes cash merger from Rydex Capital Partners Sphinx Fund of $83,242,018. Only cash will be merged into fund.

** The cost of Securities at Value is $11,516,172, $164,541,032 and $11,516,172, respectively.

*** Due to merger being cash only, all other assets and liabilities will be liquidated to cash prior to the merger.

# Amount of cash included as a result of the merger was estimated by using the net assets of the Rydex Capital Partners Sphinx Fund at 12/31/05 which was $174,787,785, less any tender requests received for the 3/31/06 tender period which were $81,257,428 and a potential holdback of 11% of all remaining assets -- $10,288,339 due to the ongoing Refco proceedings as explained in the proxy statement.

                                                      RYDEX SERIES TRUST    RYDEX CAPITAL                        PRO FORMA STATEMENT
                                                        ABSOLUTE RETURN       PARTNERS          ADJUSTMENTS      RYDEX SERIES TRUST
                                                        STRATEGIES FUND *   SPHINX FUND **   (SEE NOTES BELOW )    ABSOLUTE RETURN
STATEMENT OF OPERATIONS (Unaudited)                                                                              STRATEGIES FUND ***
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      PRO FORMA
                                                          PERIOD ENDING      PERIOD ENDING     PERIOD ENDING        PERIOD ENDING
                                                        DECEMBER 31, 2005  DECEMBER 31, 2005  DECEMBER 31, 2005   DECEMBER 31, 2005
INVESTMENT INCOME

Dividends                                                 $       8,034      $      71,410       $    (71,410) #     $       8,034
Interest                                                         65,508                 --                 --               65,508
                                                          ------------------------------------------------------------------------
        Total Income                                             73,542             71,410            (71,410)              73,542
                                                          ------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees                                         23,890          1,064,009         (1,064,009) #            23,890
Distribution & Service Fees                                       6,804                 --                  -  #             6,804
Administration Fees                                                  --            114,380           (114,380) #                --
Transfer Agency Fees                                                 --             43,694            (43,694) #                --
Custody Fees                                                         --                917               (917) #                --
Registration Fees                                                    --             24,040            (24,040) #                --
Professional Fees                                                    --            164,126           (164,126) #                --
Trustees' Fees and Expenses                                          --              8,916             (8,916) #                --
Miscellaneous                                                        13             12,203            (12,203) #                13
Short Sales Dividend Expense                                      4,045                 --                 --  #             4,045
                                                          ------------------------------------------------------------------------
     Total Expenses                                              34,752          1,432,285         (1,432,285)              34,752
                                                          ------------------------------------------------------------------------
     Fees Waived                                                     --           (308,266)           308,266  #                --
                                                          ------------------------------------------------------------------------
     Net Expenses                                                34,752          1,124,019         (1,124,019)              34,752
                                                          ------------------------------------------------------------------------
Net Investment Income (Loss)                                     38,790         (1,052,609)         1,052,609               38,790
                                                          ------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS
Net Realized Gain (Loss) From:
     Investments                                                (36,319)         3,039,100         (3,039,100) #           (36,319)
     Futures and Options Contracts                               10,335                 --                 --               10,335
     Securities Sold Short                                       33,945                 --                 --               33,945
                                                          ------------------------------------------------------------------------
            Net Realized Gain                                     7,961          3,039,100         (3,039,100)               7,961
Net Change in Unrealized Appreciation (Depreciation) on:
     Investments                                                 37,860         (1,907,485)         1,907,485  #            37,860
     Futures Contracts                                          (41,361)                --                 --              (41,361)
     Securities Sold Short                                       12,901                 --                 --               12,901
Net Change in Unrealized Appreciation (Depreciation)              9,400         (1,907,485)         1,907,485  #             9,400
            Net Realized and Unrealized
               Gain on Investments                               17,361          1,131,615         (1,131,615) #            17,361
                                                          ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS     $      56,151      $      79,006       $    (79,006) #     $      56,151
                                                          ========================================================================

*     Since the commencement of operations September 19, 2005

**    For the three month period ending December 31, 2005

***   As estimated for the three month period ending December 31, 2005

# As a result of cash only merger, there will be no increase or decrease in net assets from operations.

                                                                                                               PRO FORMA STATEMENT
                                                      RYDEX SERIES TRUST   RYDEX CAPITAL       ADJUSTMENTS    RYDEX SERIES TRUST
                                                       ABSOLUTE RETURN       PARTNERS       (SEE NOTES BELOW)   ABSOLUTE RETURN
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)         STRATEGIES FUND *   SPHINX FUND **                      STRATEGIES FUND ***
----------------------------------------------------------------------------------------------------------------------------------

                                                        PERIOD ENDING      PERIOD ENDING       PERIOD ENDING      PERIOD ENDING
                                                      DECEMBER 31, 2005  DECEMBER 31, 2005   DECEMBER 31, 2005  DECEMBER 31, 2005
OPERATIONS
Net Investment Income (Loss)                             $     38,790      $  (1,052,609)       $ 1,052,609 #     $      38,790
Net Realized Gain on Investments                                7,961          3,039,100         (3,039,100)#             7,961
Net Change in Unrealized Appreciation/(Depreciation)
  on Investments                                                9,400         (1,907,485)         1,907,485 #             9,400
                                                         ----------------------------------------------------------------------
      Net Increase in Net Assets
         Resulting From Operations                             56,151             79,006            (79,006)             56,151
                                                         ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                         (35,524)        (1,958,288)         1,958,288 #           (35,524)
Net Realized Gain on Investments                                   --         (1,299,301)         1,299,301 #                --
                                                                                                                  -------------
      Total Distributions to Shareholders                     (35,524)        (3,257,589)         3,257,589             (35,524)

SHAREHOLDER TRANSACTIONS
Proceeds from Shares Purchased - Sphinx Fund                       --          3,541,619         (3,541,619) ##              --
Proceeds from Shares Purchased - A Class                    1,738,621                 --                 --           1,738,621
Proceeds from Shares Purchased - C Class                    2,149,090                 --                 --           2,149,090
Proceeds from Shares Purchased - H Class                   11,648,929                 --         83,242,018  ###     94,890,947
Value of Shares Purchased through Dividend
   Reinvestment - Sphinx Fund                                      --          3,197,037         (3,197,037) ##              --
Value of Shares Purchased through Dividend
   Reinvestment - A Class                                       3,202                 --                 --               3,202
Value of Shares Purchased through Dividend
   Reinvestment - C Class                                       4,845                 --                 --               4,845
Value of Shares Purchased through Dividend
   Reinvestment - H Class                                      21,204                 --                 --              21,204
Cost of Shares Redeemed - Sphinx Fund                              --        (52,689,366)      (122,095,419) ##              --
Cost of Shares Redeemed - A Class                             (58,755)                --                 --             (58,755)
Cost of Shares Redeemed - C Class                            (101,972)                --                 --            (101,972)
Cost of Shares Redeemed - H Class                          (1,790,621)                --                 --          (1,790,621)
                                                         ----------------------------------------------------------------------
      Net Increase (Decrease) in Net Assets
        from Share Transactions                          $ 13,614,542        (45,950,710)       (45,592,057)         96,856,560
                                                         ----------------------------------------------------------------------

                                                         ----------------------------------------------------------------------
Net  Increase in Net Assets                                13,635,169        (49,129,293)                            96,877,187
NET ASSETS --  BEGINNING OF PERIOD                                 --        223,917,078                                     --
                                                         ----------------------------------------------------------------------

NET ASSETS --  END OF PERIOD                             $ 13,635,169      $ 174,787,785                          $  96,877,187
                                                         ======================================================================
Undistributed Net Income                                 $      3,266                 --                          $       3,266

*     Since the commencement of operations September 19, 2005

**    For the three month period ending December 31, 2005

***   As estimated for the three month period ending December 31, 2005

# As a result of cash only merger, there will be no increase or decrease in net assets from operations.

## Represents liquidation of Sphinx Fund shares to be tendered on on 3/31/06 and remaining assets to be merged into Absolute Return Strategies Fund less potential holdback amount.

### Amount of capital included as a result of the merger was estimated by using the net assets of the Rydex Capital Partners Sphinx Fund at 12/31/05 which was $174,787,785, less any tender requests received for the 3/31/06 tender period which were $81,257,428 and a potential holdback of 11% of all remaining assets -- $10,288,339 due to the ongoing Refco proceedings as explained in the proxy statement.

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Series Funds (the "Trust") is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, A-Class Shares, C-Class Shares, and H-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

--------------------------------------------------------------------------------
                                  SALES CHARGE AS % OF  SALES CHARGE AS % OF NET
AMOUNT OF INVESTMENT                 OFFERING PRICE          AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                       4.75%                     4.99%
--------------------------------------------------------------------------------
$100,000 but less than $250,000          3.75%                     3.90%
--------------------------------------------------------------------------------
$250,000 but less than $500,000          2.75%                     2.83%
--------------------------------------------------------------------------------
$500,000 but less than $1,000,000        1.60%                     1.63%
--------------------------------------------------------------------------------
$1,000,000 or greater                    0.00%                     0.00%
--------------------------------------------------------------------------------

At December 30, 2005, the Trust consisted of forty-eight separate series: twenty-four Benchmark Funds, one Money Market Fund, one Absolute Return Strategies Fund, one Hedged Equity Fund, nineteen Sector Funds, and two Strategic Funds. This report covers the Absolute Return Strategies Fund (the "Fund"). At December 30, 2005, only A-Class, C-Class, and H-Class Shares had been issued by the Fund. All share classes are subject to a 1% redemption fee when shares are redeemed after being held for less than 30 days. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m., Eastern Time. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., Eastern Time, the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m., Eastern Time, to determine if fair valuation would provide a more accurate valuation. Short-term securities, if any, are valued at amortized cost, which approximates market value.

The value of domestic equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Investments, for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When the Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the purchaser and records this as an expense. Short Dividends or Interest Expense is not a fee charged to the shareholder by the Advisor or other service providers, rather it is more similar to the transaction costs or capital expenditures associated with the day-to-day management of any mutual fund in pursuit of its investment objective.

E. Upon the purchase of an option by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid. When the Fund writes (sells) an option, an amount equal to the premium received is entered in the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. The Fund may also purchase American Depository Receipts ("ADR"), U.S. Government securities, enter into repurchase agreements, and engage in futures, options and equity swap transactions.

I. The Fund may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, the Fund may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net asset value of each Fund included in the Trust.

L. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Trust will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a Fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

Short sales are transactions in which the Fund sells a security it does not own. If the security the Fund sold short goes down in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to the Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.


3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 1.15% of the average daily net assets of the Fund. The Advisor has contractually agreed to pay all operating expenses of the Fund, excluding interest expense and taxes (expected to be de minimis), brokerage commissions and other expenses connected with the execution of portfolio transactions, short dividend expenses, and extraordinary expenses. Certain officers and trustees of the Trust are also officers of the Advisor.

The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution and/or shareholder services ("Service Providers") may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Fund to pay annual distribution and service fees of 1.00% of the Fund's C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an on-going sales commission. The Distributor advances the first year's service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

4. FEDERAL INCOME TAX INFORMATION

The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for derivatives, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current period and capital loss carryforward expired. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid during the current period was as follows:

                                          ORDINARY     LONG-TERM       TOTAL
FUND                                       INCOME    CAPITAL GAIN  DISTRIBUTIONS
----                                       ------    ------------  -------------
Absolute Return Strategies Fund           $35,524         $-          $35,524

The Fund's tax basis capital gains and losses are determined only at the end of each fiscal year. Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains.

At December 30, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                                       TAX            TAX             NET
                                                       TAX      UNREALIZED     UNREALIZED      UNREALIZED
FUND                                                  COST            GAIN         (LOSS)     GAIN (LOSS)
----                                            ----------      ----------     ----------     -----------
Absolute Return Strategies Fund                 $7,895,945        $161,129     $(159,745)         $1,384

6.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury. The collateral is in the possession of the Trusts' custodian and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of December 30, 2005, were as follows:

COUNTERPARTY                        TERMS OF AGREEMENT           FACE VALUE      MARKET VALUE     MATURITY VALUE
-----------------------------------------------------------------------------------------------------------------
Bear Stearns                        3.10% due 01/03/06         $450,000,000      $450,000,000       $450,155,000
Credit Suisse First Boston          3.45% due 01/03/06          430,000,000       430,000,000        430,164,833
Morgan Stanley                      3.30% due 01/03/06          330,000,000       330,000,000        330,121,000
Lehman Brothers, Inc.               3.40% due 01/03/06          159,902,093       159,902,093        159,962,501
Citigroup, Inc.                     2.90% due 01/03/06           30,000,000        30,000,000         30,009,667
-----------------------------------------------------------------------------------------------------------------
                                                                               $1,399,902,093     $1,400,413,001
-----------------------------------------------------------------------------------------------------------------

As of December 30, 2005, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                 RANGE OF RATES         PAR VALUE      MARKET VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bonds          3.625% - 14.000%     $542,100,477      $688,185,675
U.S. Treasury Notes           2.000% - 6.875%      130,629,000       131,819,415
U.S. Treasury Bills               0.000%           612,979,000       610,521,496
--------------------------------------------------------------------------------
                                                                  $1,430,526,586
--------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.


7.  SECURITIES TRANSACTIONS

During the period ended December 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                               ABSOLUTE RETURN
                                                                    STRATEGIES
                                                                          FUND
------------------------------------------------------------------------------
Purchases                                                         $  7,248,208
Sales                                                             $  1,187,518

8.  SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period presented were:

                                                        PURCHASED THROUGH DIVIDEND                            NET SHARES PURCHASED
                                    SHARES PURCHASED           REINVESTMENT               SHARES REDEEMED           (REDEEMED)
------------------------------------------------------------------------------------------------------------------------------------
                                      Period Ended             Period Ended                 Period Ended           Period Ended
                                      December 30,             December 30,                 December 30,           December 30,
                                          2005                     2005                         2005                   2005
------------------------------------------------------------------------------------------------------------------------------------
ABSOLUTE RETURN STRATEGIES FUND
   A-Class                                69,990                    128                        (2,367)                 67,751
   C-Class                                86,422                    194                        (4,119)                 82,497
   H-Class                             3,812,187                    848                       (72,418)              3,740,617


UNAUDITED TAX INFORMATION

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of difference in tax and financial reporting practices:

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

RYDEX INVESTMENTS BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The 1940 Act requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the SEC takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement (the "Advisory Agreement") between the Trust and PADCO Advisors, Inc., which does business under the name Rydex Investments ("Rydex Investments") with respect to existing funds in the Trust, including the funds discussed in this Semi-Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. The Board also receives data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. In particular, the Board noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the majority of the Funds. The Board further noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund's applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Funds (other than the Core Equity Fund, Sector Rotation Fund, Absolute Return Strategies Fund, and Hedged Equity Fund), each Fund's applicable peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the unique nature of the Funds, the peer fund information presented to the Board was meaningful because the peer funds' investment objectives and strategies were closely aligned with those of the Funds. The Board noted that most of the Funds either outperformed their peer funds or performed in line with them over relevant periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the peer funds. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. The Board also noted that though Rydex Investments' assets under management were significant, the amount is spread among more than 95 Funds. Further limiting the realization of economies of scale, is the ability of shareholders of a majority of the Funds to engage in unlimited trading. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.

UNAUDITED INFORMATION ON BOARD OF TRUSTEES AND OFFICERS

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

----------------------------------------------------------------------------------------------------------------------
         NAME, POSITION                      LENGTH OF SERVICE AS TRUSTEE
        AND YEAR OF BIRTH                            (YEAR BEGAN)                      NUMBER OF FUNDS OVERSEEN
----------------------------------------------------------------------------------------------------------------------
CARL G. VERBONCOEUR*                     Rydex Series Funds - 2004                               114
Trustee, President (1952)                --------------------------------------
                                         Rydex Variable Trust - 2004
                                         --------------------------------------
                                         Rydex Dynamic Funds - 2004
                                         --------------------------------------
                                         Rydex ETF Trust - 2004
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2005
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors,
Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex
Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997
to 2000)
----------------------------------------------------------------------------------------------------------------------
MICHAEL P. BYRUM*                        Rydex Series Funds - 2005                               114
Trustee, Vice President and              --------------------------------------
Secretary (1970)                         Rydex Variable Trust - 2005
                                         --------------------------------------
                                         Rydex Dynamic Funds - 2005
                                         --------------------------------------
                                         Rydex ETF Trust - 2005
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2003
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic
Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable
Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust
(2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex
Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003
to 2004)
----------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------
         NAME, POSITION                      LENGTH OF SERVICE AS TRUSTEE
        AND YEAR OF BIRTH                             (YEAR BEGAN)                     NUMBER OF FUNDS OVERSEEN
----------------------------------------------------------------------------------------------------------------------
COREY A. COLEHOUR                        Rydex Series Funds - 1993                               114
Trustee (1945)                           --------------------------------------
                                         Rydex Variable Trust - 1998
                                         --------------------------------------
                                         Rydex Dynamic Funds - 1999
                                         --------------------------------------
                                         Rydex ETF Trust - 2003
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2005
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company
----------------------------------------------------------------------------------------------------------------------
J. KENNETH DALTON                        Rydex Series Funds - 1995                               114
Trustee (1941)                           --------------------------------------
                                         Rydex Variable Trust - 1998
                                         --------------------------------------
                                         Rydex Dynamic Funds - 1999
                                         --------------------------------------
                                         Rydex ETF Trust - 2003
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2005
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
----------------------------------------------------------------------------------------------------------------------
JOHN O. DEMARET                          Rydex Series Funds - 1997                               114
Trustee (1940)                           --------------------------------------
                                         Rydex Variable Trust - 1998
                                         --------------------------------------
                                         Rydex Dynamic Funds - 1999
                                         --------------------------------------
                                         Rydex ETF Trust - 2003
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2003
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
----------------------------------------------------------------------------------------------------------------------
WERNER E. KELLER                         Rydex Series Funds - 2005                               114
Trustee (1940)                           --------------------------------------
                                         Rydex Variable Trust - 2005
                                         --------------------------------------
                                         Rydex Dynamic Funds - 2005
                                         --------------------------------------
                                         Rydex ETF Trust - 2005
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2003
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management
(1991 to 2001)
----------------------------------------------------------------------------------------------------------------------
THOMAS F. LYDON, JR.                     Rydex Series Funds - 2005                               114
Trustee (1960)                           --------------------------------------
                                         Rydex Variable Trust - 2005
                                         --------------------------------------
                                         Rydex Dynamic Funds - 2005
                                         --------------------------------------
                                         Rydex ETF Trust - 2005
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2003
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
----------------------------------------------------------------------------------------------------------------------
PATRICK T. MCCARVILLE                    Rydex Series Funds - 1997                               114
Trustee (1942)                           --------------------------------------
                                         Rydex Variable Trust - 1998
                                         --------------------------------------
                                         Rydex Dynamic Funds - 1999
----------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

----------------------------------------------------------------------------------------------------------------------
         NAME, POSITION                      LENGTH OF SERVICE AS TRUSTEE
        AND YEAR OF BIRTH                             (YEAR BEGAN)                     NUMBER OF FUNDS OVERSEEN
----------------------------------------------------------------------------------------------------------------------
                                         Rydex ETF Trust - 2003
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2005
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
----------------------------------------------------------------------------------------------------------------------
ROGER SOMERS                             Rydex Series Funds - 1993                               114
Trustee (1944)                           --------------------------------------
                                         Rydex Variable Trust - 1998
                                         --------------------------------------
                                         Rydex Dynamic Funds - 1999
                                         --------------------------------------
                                         Rydex ETF Trust - 2003
                                         --------------------------------------
                                         Rydex Capital Partners
                                         SPhinX Fund - 2005
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
----------------------------------------------------------------------------------------------------------------------


EXECUTIVE OFFICERS

  NAME, POSITION AND                         PRINCIPAL OCCUPATIONS
    YEAR OF BIRTH                           DURING PAST FIVE YEARS
---------------------         --------------------------------------------------
NICK BONOS*                   Vice President and Treasurer (1963) Vice President
                              and Treasurer of Rydex Series Funds, Rydex
                              Variable Trust, Rydex Dynamic Funds, Rydex ETF
                              Trust, and Rydex Capital Partners SPhinX Fund
                              (2003 to present); Senior Vice President of Rydex
                              Fund Services, Inc. (2003 to present); Vice
                              President of Accounting of Rydex Fund Services,
                              Inc. (2000 to 2003)

JOANNA M. HAIGNEY*            Chief Compliance Officer and Chief Compliance
                              Officer Rydex Series Funds, Rydex Assistant
                              Secretary (1967) Variable Trust, and Rydex Dynamic
                              Funds (2004 to present); Assistant Secretary of
                              Rydex Series Funds, Rydex Variable Trust, and
                              Rydex Dynamic Funds (2000 to present); Assistant
                              Secretary of Rydex ETF Trust (2002 to present);
                              Secretary of Rydex Capital Partners SPhinX Fund,
                              (2003 to present); Vice President of Compliance of Rydex Fund Services, Inc. (2000 to present)

*Officers of the fund are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.